UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008– April 30, 2009

Item 1: Reports to Shareholders

>  For the six months ended April 30, 2009, the Vanguard Municipal Bond Funds posted returns ranging from 0.44% for the Tax-Exempt Money Market Fund to 7.37% for Admiral Shares of the Long-Term Tax-Exempt Fund.

>  The longer-maturity funds posted their strongest returns in recent years.

>  Municipal bond yields have been generally—and atypically—higher than those of U.S. Treasuries, but a more normal relationship seemed to be reasserting itself as the fiscal half-year drew to a close.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	5
Tax-Exempt Money Market Fund	7
Short-Term Tax-Exempt Fund	13
Limited-Term Tax-Exempt Fund	19
Intermediate-Term Tax-Exempt Fund	25
Long-Term Tax-Exempt Fund	31
High-Yield Tax-Exempt Fund	38
About Your Fund’s Expenses	44
Trustees Approve Advisory Arrangements	46
Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Returns	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.44%	0.44%	0.00%	0.66%	1.02%
Short-Term
Investor Shares	VWSTX	2.43	1.35	1.08	1.48	2.28
Admiral™ Shares[3]	VWSUX	2.47	1.39	1.08	1.56	2.40
Limited-Term
Investor Shares	VMLTX	3.88	1.53	2.35	2.09	3.22
Admiral Shares[3]	VMLUX	3.92	1.57	2.35	2.17	3.34
Intermediate-Term
Investor Shares	VWITX	6.55	2.10	4.45	3.35	5.15
Admiral Shares[3]	VWIUX	6.59	2.14	4.45	3.43	5.28
Long-Term
Investor Shares	VWLTX	7.33	2.47	4.86	4.00	6.15
Admiral Shares[3]	VWLUX	7.37	2.51	4.86	4.08	6.28
High-Yield
Investor Shares	VWAHX	6.17	2.73	3.44	4.79	7.37
Admiral Shares[3]	VWALX	6.21	2.77	3.44	4.87	7.49

Your Fund’s Performance at a Glance
October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
Vanguard Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.004	$0.000
Short-Term
Investor Shares	15.68	15.85	0.209	0.000
Admiral Shares	15.68	15.85	0.215	0.000
Limited-Term
Investor Shares	10.65	10.90	0.161	0.000
Admiral Shares	10.65	10.90	0.166	0.000
Intermediate-Term
Investor Shares	12.59	13.15	0.258	0.000
Admiral Shares	12.59	13.15	0.263	0.000
Long-Term
Investor Shares	10.09	10.58	0.241	0.000
Admiral Shares	10.09	10.58	0.245	0.000
High-Yield
Investor Shares	9.29	9.61	0.243	0.000
Admiral Shares	9.29	9.61	0.247	0.000

1  7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.

2  This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

President’s Letter

Dear Shareholder,

Each of the Vanguard Tax-Exempt Municipal Bond Funds posted a positive return for the six months ended April 30, 2009, a turnabout from the fiscal-year losses for some of them (a rare occurrence historically) that we described in our last report.

The half-year results reflect several factors, including strong demand for longer-term municipal bonds and somewhat calmer financial markets in the wake of the federal government’s efforts to shore up financial institutions, state and local governments, and the economy.

Returns ranged from 0.44% for the Tax-Exempt Money Market Fund to 7.37% for the Admiral Shares of the Long-Term Tax-Exempt Fund. Five of the funds outperformed their peer-group averages—in some cases by considerable margins—and one fund matched the average return of its competitors.

The funds’ yields declined during the period. As of April 30, 2009, yields ranged from about 0.66% for the Money Market fund, down from 1.96% as of October 31, 2008, to 4.87% for Admiral Shares of the High-Yield fund, down from 5.54%. On a taxable-equivalent basis, the yields were higher, as detailed in the table on page 1.

Municipal bond yields climb above those of Treasuries

The half-year ended April 30 was an erratic time for the fixed income market. In the months after Lehman Brothers collapsed in September, investors steered clear of corporate and municipal bonds and instead sought safety in U.S. Treasury bonds, considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Jitters were apparent in the municipal market, too, and yields remained above those of Treasuries, prolonging an unusual, inverted relationship between taxable and tax-exempt yields for most of the period. Despite their significant tax advantages, municipal bonds have generally offered higher pre-tax yields than taxable Treasuries since early 2008.

Later in the period, optimism from the stock market spread to the bond market. High-yield—or “junk”—corporate bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital Municipal Bond Index returned about 8%.

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

Stocks
Russell 1000 Index (Large-caps)	–7.39%	–35.30%	–2.32
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86
MSCI All Country World Index ex USA (International)	1.31	–42.32	3.02

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%
1 Annualized.

2

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0%–0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market but that, overall, conditions remained weak.

A volatile period for stocks ends amid signs of hope

During the fiscal half-year, the broad U.S. stock market returned about –7%, while international stocks posted a positive return of about 1%. Although these results were far from impressive, they showed significant improvement since October.

Through the first four months of the period, stock markets worldwide moved lower as fallout from the financial crisis settled in all parts of the globe. In mid-March, however, things began to turn around. Investors gained confidence and started taking on more risk. Stocks continued to rally throughout April, when the U.S. stock market recorded its biggest monthly gain since 1991.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector, both in the United States and overseas, suggested that the road ahead could be bumpy.

Longer-maturity funds generate strong returns

December is a handy demarcation point for events in the municipal bond market during the six months ended April 30. November and December were a time of especially high uncertainty in the credit markets, and muni prices fell sharply. The trauma of Lehman Brothers’ collapse was still fresh, the efficacy of various government rescue programs remained unclear, and the economic news seemed to worsen by the day.

Relative to Treasuries, municipal yields reached a peak in December, when 2- and 3-year municipal bonds yielded more than twice what was offered by equivalent Treasuries. From that high point, the traditional relationship seemed on the way to reasserting itself as conditions in the municipal market improved and muni prices rallied.

In this environment, all of the Vanguard tax-exempt funds produced positive returns for the full six months. At the shorter end of the maturity spectrum, the Tax-Exempt Money Market Fund returned 0.44%, while the Short-Term Tax-Exempt Fund returned 2.43% for Investor Shares and 2.47% for Admiral Shares. The funds’ returns reflected the declining level of short-term interest rates and reduced availability of securities, owing in part to cash-strapped state and local governments’ expectations of direct federal payments (provided for in the federal stimulus bill enacted in February).

Our other funds benefited from strong investor demand for longer-maturity bonds, many of which were attractively priced after the muni market’s tumble in late 2008. The Limited-Term Tax-Exempt Fund had its highest fiscal half-year returns in recent years; for the other three funds, the fiscal half-year returns were the highest in more than a decade.

The past six months, and indeed the preceding year, have been a trying time for the municipal bond market. But the Vanguard funds have navigated these tricky waters with skill. Five of the six funds outpaced their competitors’ average returns for the period, and the remaining fund matched its peer-group average.

In this regard, the funds benefit significantly from their substantially lower-than-average expense ratios, which allow them to pass along a larger proportion of their earnings to shareholders.

Lower costs can also be a built-in risk moderator: A lower expense ratio allows a fund’s advisor to take less risk than higher-cost competitors do in pursuit of the same goals. Your funds, for example, have always emphasized high-quality, liquid securities, chosen on the basis of diligent credit analysis. This approach even applies to the High-Yield Tax-Exempt Fund, which caps its allocation to lower-quality issues (those rated below Baa/BBB, or unrated) at 20% of its assets. During the past six months, the funds’ prudent approach proved successful in an unusually challenging market.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty level is heightened, and that’s a good characterization of today.

Whatever the outlook, our experience suggests that the best strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

The Vanguard Municipal Bond Funds—which combine low costs with the skilled management and expert credit analysis of our Fixed Income Group—can be a valuable part of just such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 14, 2009

3

Total Returns
Six Months Ended April 30, 2009
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	0.44%	0.22%
Short-Term	2.43	2.43
Limited-Term	3.88	3.08
Intermediate-Term	6.55	6.25
Long-Term	7.33	6.08
High-Yield	6.17	–0.57

Expense Ratios[2]
Your Fund Compared With Its Peer Group
			Peer-Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio[3]
Money Market	0.17%	—	0.68%
Short-Term	0.20	0.12%	0.51
Limited-Term	0.20	0.12	0.83
Intermediate-Term	0.20	0.12	0.89
Long-Term	0.20	0.12	1.05
High-Yield	0.20	0.12	1.12

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s temporary guarantee program, which provides a guarantee to fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. The program will expire on September 18, 2009, unless it is extended by the Treasury.

Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19, 2008, will not be guaranteed.

• If a shareholder closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

1 Derived from data provided by Lipper Inc.

2  The fund expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the six months ended April 30, 2009, the Tax-Exempt Money Market Fund’s expense ratio was 0.17%. The Short-Term Tax-Exempt Fund’s expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. The Limited-Term Tax-Exempt Fund’s expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. The Intermediate-Term Tax-Exempt Fund’s expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. The Long-Term Tax-Exempt Fund’s expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. The High-Yield Tax-Exempt Fund’s expense ratios were 0.19% for Investor Shares and 0.11% for Admiral Shares.

3  Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2008.

4

Advisor’s Report

For the six months ended April 30, 2009, the Vanguard Municipal Bond Funds posted returns ranging from 0.44% for the Tax-Exempt Money Market Fund to 7.37% for Admiral Shares of the Long-Term Tax-Exempt Fund. Five of the six funds outperformed the average returns of their peers and one fund (the Short-Term Tax-Exempt Fund) matched its peer average.

The investment environment

We can divide the municipal bond market of the past six months into two periods—November through December and January through April. The former was a period of extreme market duress, the latter a period of recovery.

Precipitating the market’s difficulties early on were the aftershocks of two back-to-back events in September: the bankruptcy of Lehman Brothers and the federal government’s rescue of AIG, a drama that continued to unfold throughout the period.

Over the ensuing months, credit markets seized up and prices fell for all but the “safest” assets (federal government securities). Hedge funds and closed-end funds, which had relied on borrowings to finance investments in assets such as mortgage-backed securities and municipal bonds, were forced to sell those assets as the value of their collateral declined. These forced sales pushed municipal bond prices lower and yields higher.

For example, 30-year AAA tax-exempt bonds, which started the period with a yield of about 5.4%, approached 6.0% by early December. More remarkable was the spike in municipal yields relative to those of Treasury securities with similar maturities. At the start of the period, the yield of a 30-year AAA-rated municipal security was 123% that of a 30-year Treasury. Historically, the typical ratio has been about 90%. By early December, the ratio approached 200%. At the other end of the risk spectrum, the difference between the yields of high- and low-quality municipals widened by about 100 basis points over the first two months of the fiscal half-year, another sign of investors’ heightened risk-aversion.

The January-through-April period was quite different. The municipal market began to stabilize, bolstered by a number of federal government initiatives that prompted investors to take advantage of municipal securities’ depressed prices. The Federal Reserve, which had been steadily lowering its target federal funds rate since September 2007, lowered the target as far as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—an array of lending programs aimed at thawing frozen credit markets.

In addition, Congress approved the American Recovery and Reinvestment Act of 2009, a stimulus program that includes direct payments to state and local governments. The act also provides for the Build America Bonds program, which allows municipalities to issue subsidized taxable bonds. By April 30, the ratio of municipal bond yields to Treasury yields was approaching normalcy, liquidity had returned to the municipal bond market, and credit spreads were tightening. Even with the improved market conditions, however, supply fell by 15% during the past six months compared with the same period a year earlier.

Management of the funds

The fiscal half-year was difficult, but it underscored the benefits of the funds’ customary approach to the municipal bond market. We do not employ leveraged strategies, with their extra degree of risk, and we maintain a bias toward higher-quality municipal assets.

These longtime strategies represented successes during the period; on the other hand, the “intermarket trade”—our attempt to exploit unusual differences in yields at various points along the yield curve—represented a shortfall. This trade restrained our performance as the unusual differences became even more unusual. Our decisions about the funds’ interest rate sensitivity—their durations—had no meaningful impact on performance relative to their benchmarks.

Outlook

We expect the government’s actions to succeed in stabilizing the markets and getting credit flowing again. The result, we believe, will be a return of investors’ appetite for risk. However, economic growth will be limited by the large amount of consumer debt overhanging the economy and the historic restructuring of the financial sector. Through 2010, we expect gross domestic product (GDP) to grow in the 1% range, well below its long-term trend. We expect the financial strength of most municipal issuers to remain under pressure during this slow-growth period. The good news is that most of the issuers will be able to balance their budgets through a combination of spending cuts, tax increases, federal aid, and tapping of reserves.

5

Compared with our benchmark indexes, we continue to overweight bonds of intermediate-term and long-term maturities. Because we anticipate that lower-quality bonds will outperform our benchmark, we expect to overweight A-rated and AA-rated issues, both general-obligation bonds and bonds that focus on essential services, such as transportation, public utilities, and health care. We remain cautious about BBB-rated and non-investment-grade issues—especially for projects related to real estate—and expect to do no more than match our benchmark indexes’ weightings in these categories.

Above all, we won’t change our emphasis on investing in higher credit-quality bonds, reducing risk through broad diversification, and maintaining low expense ratios.

Marlin G. Brown, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Reid O. Smith, CFA, Principal,

Portfolio Manager

Pamela Wisehaupt Tynan, Principal,

Portfolio Manager

Vanguard Fixed Income Group

May 20, 2009

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2008	2009
2 years	2.48%	0.93%
5 years	3.39	1.83
10 years	4.31	2.93
30 years	5.36	4.54

Source: Vanguard.

6

Tax-Exempt Money Market Fund

Fund Profile

As of April 30, 2009

Financial Attributes

Yield[1]	0.7%
Average Weighted Maturity	28 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Largest State Concentrations[4]

Texas	12.7%
Illinois	6.3
Florida	5.7
North Carolina	5.7
Michigan	4.6
Colorado	3.9
Indiana	3.2
Massachusetts	3.1
Washington	3.1
Tennessee	3.0
Top Ten	51.3%

Distribution by Credit Quality[5] (% of portfolio)

MIG-1/SP-1+/F-1+	84.6%
A-1/P-1	14.6
AAA/AA	0.8

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratio shown is from the prospectus dated February 20, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratio was 0.17%.

4  Percentages of total net assets, excluding any futures contracts.

5  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

7

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see page 4.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	3.1%	2.6%
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.7
2007	3.6	3.0
2008	2.6	2.0
2009[2]	0.4	0.2
7-day SEC yield (4/30/2009): 0.66%

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market[3]	6/10/1980	1.77%	2.54%	0.00%	2.44%	2.44%

1  Returns for the Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended April 30, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

8

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Interest[1]	116,389
Total Income	116,389
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,111
Management and Administrative	8,402
Marketing and Distribution	3,748
Money Market Guarantee Program	4,759
Custodian Fees	98
Shareholders’ Reports	108
Trustees’ Fees and Expenses	14
Total Expenses	18,240
Expenses Paid Indirectly	(66)
Net Expenses	18,174
Net Investment Income	98,215
Realized Net Gain (Loss) on
Investment Securities Sold	509
Net Increase (Decrease) in Net Assets
Resulting from Operations	98,724

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,215	598,999
Realized Net Gain (Loss)	509	496
Net Increase (Decrease) in Net Assets Resulting from Operations	98,724	599,495
Distributions
Net Investment Income	(98,215)	(598,999)
Realized Capital Gain	—	—
Total Distributions	(98,215)	(598,999)
Capital Share Transactions (at $1.00)
Issued	8,998,782	25,171,541
Issued in Lieu of Cash Distributions	93,562	569,649
Redeemed	(11,366,689)	(23,879,626)
Net Increase (Decrease) from Capital Share Transactions	(2,274,345)	1,861,564
Total Increase (Decrease)	(2,273,836)	1,862,060
Net Assets
Beginning of Period	23,881,190	22,019,130
End of Period	21,607,354	23,881,190

1  Interest income from an affiliated company of the fund was $3,784,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.004	.026	.036	.032	.021	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.004	.026	.036	.032	.021	.010
Distributions
Dividends from Net Investment Income	(.004)	(.026)	(.036)	(.032)	(.021)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.026)	(.036)	(.032)	(.021)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.44%	2.63%	3.65%	3.26%	2.13%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,607	$23,881	$22,019	$19,116	$17,362	$14,936
Ratio of Total Expenses to
Average Net Assets	0.17%[2,3]	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.89%[2]	2.59%	3.59%	3.22%	2.12%	1.03%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See Note E in Notes to Financial Statements. See accompanying Notes, which are an integral part of the Financial Statements.

10

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $5,766,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 2.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2009, custodian fee offset arrangements reduced the fund’s expenses by $66,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them.

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	1,045,377
Level 2—Other significant observable inputs	20,542,171
Level 3—Significant unobservable inputs	—
Total	21,587,548

11

Tax-Exempt Money Market Fund

The majority of the fund’s investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

12

Short-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	756	6,238	45,330
Yield[3]		1.9%	3.9%
Investor Shares	1.5%
Admiral Shares	1.6%
Yield to Maturity	1.6%[4]	1.9%	3.9%
Average Coupon	3.9%	5.1%	5.0%
Average Effective
Maturity	1.2 years	2.9 years	13.2 years
Average Quality	AA	AA+	AA
Average Duration	1.1 years	2.6 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	29.0%	—	—

Largest State Concentrations[6]

Texas	10.8%
Florida	6.8
New York	6.1
New Jersey	5.2
Georgia	5.2
California	5.0
Illinois	4.8
Pennsylvania	4.4
Nevada	4.2
Massachusetts	4.0
Top Ten	56.5%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.91	0.62
Beta	0.39	0.15

Distribution by Maturity (% of portfolio)

Under 1 Year	51.4%
1–3 Years	36.1
3–5 Years	12.1
Over 5 Years	0.4

Distribution by Credit Quality (% of portfolio)

AAA	41.9%
AA	48.1
A	8.5
BBB	1.1
Other	0.4

Investment Focus

1  Barclays Capital 3 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

13

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–1.0%	3.7%	2.7%	2.2%
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3
2009[2]	1.1	1.3	2.4	5.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/1/1977	3.42%	2.91%	0.15%	3.01%	3.16%
Admiral Shares	2/12/2001	3.50	2.99	0.13[4]	2.85[4]	2.98[4]

1  Barclays Capital 3 Year Municipal Bond Index.

2  Six months ended April 30, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

14

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Interest[1]	85,925
Total Income	85,925
Expenses
The Vanguard Group—Note B
Investment Advisory Services	276
Management and Administrative—
Investor Shares	1,241
Management and Administrative—
Admiral Shares	1,704
Marketing and Distribution—
Investor Shares	227
Marketing and Distribution—
Admiral Shares	649
Custodian Fees	28
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	4
Total Expenses	4,155
Expenses Paid Indirectly	(13)
Net Expenses	4,142
Net Investment Income	81,783
Realized Net Gain (Loss)
Investment Securities Sold	1,301
Futures Contracts	(1,360)
Realized Net Gain (Loss)	(59)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	59,279
Futures Contracts	485
Change in Unrealized Appreciation
(Depreciation)	59,764
Net Increase (Decrease) in Net Assets
Resulting from Operations	141,488

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,783	149,031
Realized Net Gain (Loss)	(59)	4,064
Change in Unrealized Appreciation (Depreciation)	59,764	4,703
Net Increase (Decrease) in Net Assets Resulting from Operations	141,488	157,798
Distributions
Net Investment Income
Investor Shares	(21,070)	(37,573)
Admiral Shares	(60,713)	(111,458)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(81,783)	(149,031)
Capital Share Transactions
Investor Shares	689,839	276,856
Admiral Shares	1,486,504	638,548
Net Increase (Decrease) from Capital Share Transactions	2,176,343	915,404
Total Increase (Decrease)	2,236,048	924,171
Net Assets
Beginning of Period	5,041,754	4,117,583
End of Period	7,277,802	5,041,754

1  Interest income from an affiliated company of the fund was $286,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.68	$15.62	$15.58	$15.53	$15.67	$15.77
Investment Operations
Net Investment Income	.209	.509	.526	.443	.340	.292
Net Realized and Unrealized Gain (Loss)
on Investments	.170	.060	.040	.050	(.140)	(.100)
Total from Investment Operations	.379	.569	.566	.493	.200	.192
Distributions
Dividends from Net Investment Income	(.209)	(.509)	(.526)	(.443)	(.340)	(.292)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.209)	(.509)	(.526)	(.443)	(.340)	(.292)
Net Asset Value, End of Period	$15.85	$15.68	$15.62	$15.58	$15.53	$15.67

Total Return[1]	2.43%	3.68%	3.70%	3.22%	1.29%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,025	$1,319	$1,040	$1,139	$1,382	$2,198
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.63%[2]	3.23%	3.37%	2.85%	2.16%	1.86%
Portfolio Turnover Rate	28%[2]	32%	51%	49%	30%	10%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.68	$15.62	$15.58	$15.53	$15.67	$15.77
Investment Operations
Net Investment Income	.215	.520	.537	.455	.351	.300
Net Realized and Unrealized Gain (Loss)
on Investments	.170	.060	.040	.050	(.140)	(.100)
Total from Investment Operations	.385	.580	.577	.505	.211	.200
Distributions
Dividends from Net Investment Income	(.215)	(.520)	(.537)	(.455)	(.351)	(.300)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.215)	(.520)	(.537)	(.455)	(.351)	(.300)
Net Asset Value, End of Period	$15.85	$15.68	$15.62	$15.58	$15.53	$15.67

Total Return	2.47%	3.76%	3.77%	3.30%	1.37%	1.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,253	$3,723	$3,078	$2,969	$2,871	$2,433
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.71%[1]	3.30%	3.44%	2.92%	2.26%	1.91%
Portfolio Turnover Rate	28%[1]	32%	51%	49%	30%	10%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $1,831,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2009, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of 0.00% of average net assets).

17

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $8,100,000 to offset future net capital gains of $1,354,000 through October 31, 2013, $3,801,000 through October 31, 2014, and $2,945,000 through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $397,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2009, the cost of investment securities for tax purposes was $7,162,411,000. Net unrealized appreciation of investment securities for tax purposes was $69,074,000, consisting of unrealized gains of $74,642,000 on securities that had risen in value since their purchase and $5,568,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2009, the fund purchased $1,820,512,000 of investment securities and sold $609,745,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,184,606	74,928	865,779	55,031
Issued in Lieu of Cash Distributions	18,077	1,143	32,059	2,039
Redeemed	(512,844)	(32,443)	(620,982)	(39,485)
Net Increase (Decrease)—Investor Shares	689,839	43,628	276,856	17,585
Admiral Shares
Issued	2,338,039	147,922	2,182,911	138,725
Issued in Lieu of Cash Distributions	49,997	3,162	91,703	5,832
Redeemed	(901,532)	(57,037)	(1,636,066)	(104,076)
Net Increase (Decrease)—Admiral Shares	1,486,504	94,047	638,548	40,481

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them.

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	186,013
Level 2—Other significant observable inputs	7,045,472
Level 3—Significant unobservable inputs	—
Total	7,231,485

18

Limited-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	958	6,238	45,330
Yield[3]		1.9%	3.9%
Investor Shares	2.1%
Admiral Shares	2.2%
Yield to Maturity	2.3%[4]	1.9%	3.9%
Average Coupon	4.4%	5.1%	5.0%
Average Effective
Maturity	2.8 years	2.9 years	13.2 years
Average Quality	AA	AA+	AA
Average Duration	2.6 years	2.6 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	16.2%	—	—

Largest State Concentrations[6]

New York	11.1%
Texas	9.5
California	8.5
Florida	7.3
New Jersey	6.4
Pennsylvania	5.6
Massachusetts	4.6
Washington	3.4
Illinois	3.2
Ohio	3.1
Top Ten	62.7%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.89	0.78
Beta	0.90	0.39

Distribution by Maturity (% of portfolio)

Under 1 Year	24.6%
1–3 Years	27.5
3–5 Years	29.8
Over 5 Years	18.1

Distribution by Credit Quality (% of portfolio)

AAA	39.9%
AA	42.8
A	12.2
BBB	4.4
BB	0.0
Other	0.7

Investment Focus

1  Barclays Capital 3 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

19

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–2.4%	4.2%	1.8%	2.2%
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3
2009[2]	2.4	1.5	3.9	5.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	8/31/1987	3.36%	2.82%	0.02%	3.62%	3.64%
Admiral Shares	2/12/2001	3.44	2.90	–0.02[4]	3.49[4]	3.47[4]

1  Barclays Capital 3 Year Municipal Bond Index.

2  Six months ended April 30, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

20

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Interest[1]	136,641
Total Income	136,641
Expenses
The Vanguard Group—Note B
Investment Advisory Services	405
Management and Administrative—
Investor Shares	1,728
Management and Administrative—
Admiral Shares	2,351
Marketing and Distribution—
Investor Shares	350
Marketing and Distribution—
Admiral Shares	923
Custodian Fees	38
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	5
Total Expenses	5,837
Net Investment Income	130,804
Realized Net Gain (Loss)
Investment Securities Sold	3,111
Futures Contracts	(42,315)
Realized Net Gain (Loss)	(39,204)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	233,694
Futures Contracts	(6,076)
Change in Unrealized Appreciation
(Depreciation)	227,618
Net Increase (Decrease) in Net Assets
Resulting from Operations	319,218

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	130,804	252,209
Realized Net Gain (Loss)	(39,204)	(8,603)
Change in Unrealized Appreciation (Depreciation)	227,618	(60,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	319,218	182,684
Distributions
Net Investment Income
Investor Shares	(34,169)	(66,165)
Admiral Shares	(96,635)	(186,044)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(130,804)	(252,209)
Capital Share Transactions
Investor Shares	419,821	313,896
Admiral Shares	1,098,586	881,361
Net Increase (Decrease) from Capital Share Transactions	1,518,407	1,195,257
Total Increase (Decrease)	1,706,821	1,125,732
Net Assets
Beginning of Period	7,838,204	6,712,472
End of Period	9,545,025	7,838,204

1  Interest income from an affiliated company of the fund was $456,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.65	$10.73	$10.72	$10.71	$10.96	$11.08
Investment Operations
Net Investment Income	.161	.366	.371	.344	.326	.318
Net Realized and Unrealized Gain (Loss)
on Investments	.250	(.080)	.010	.010	(.250)	(.120)
Total from Investment Operations	.411	.286	.381	.354	.076	.198
Distributions
Dividends from Net Investment Income	(.161)	(.366)	(.371)	(.344)	(.326)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.161)	(.366)	(.371)	(.344)	(.326)	(.318)
Net Asset Value, End of Period	$10.90	$10.65	$10.73	$10.72	$10.71	$10.96

Total Return[1]	3.88%	2.68%	3.62%	3.37%	0.71%	1.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,564	$2,094	$1,798	$1,983	$2,351	$3,553
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.00%[2]	3.38%	3.46%	3.23%	3.01%	2.89%
Portfolio Turnover Rate	11%[2]	23%	32%	27%	17%	8%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.65	$10.73	$10.72	$10.71	$10.96	$11.08
Investment Operations
Net Investment Income	.166	.374	.378	.352	.334	.324
Net Realized and Unrealized Gain (Loss)
on Investments	.250	(.080)	.010	.010	(.250)	(.120)
Total from Investment Operations	.416	.294	.388	.362	.084	.204
Distributions
Dividends from Net Investment Income	(.166)	(.374)	(.378)	(.352)	(.334)	(.324)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.166)	(.374)	(.378)	(.352)	(.334)	(.324)
Net Asset Value, End of Period	$10.90	$10.65	$10.73	$10.72	$10.71	$10.96

Total Return	3.92%	2.75%	3.69%	3.45%	0.78%	1.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,981	$5,744	$4,914	$4,682	$4,481	$3,395
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.08%[1]	3.45%	3.53%	3.30%	3.08%	2.95%
Portfolio Turnover Rate	11%[1]	23%	32%	27%	17%	8%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $2,445,000 to Vanguard

(included in Other Assets), representing 0.03% of the fund’s net assets and 0.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

23

Limited-Term Tax-Exempt Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $85,753,000 to offset future net capital gains of $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, and $2,743,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $137,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2009, the cost of investment securities for tax purposes was $9,453,021,000. Net unrealized appreciation of investment securities for tax purposes was $167,401,000, consisting of unrealized gains of $201,289,000 on securities that had risen in value since their purchase and $33,888,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $1,431,318,000 of investment securities and sold $407,626,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	949,245	87,671	1,130,769	104,594
Issued in Lieu of Cash Distributions	28,983	2,676	56,844	5,269
Redeemed	(558,407)	(51,605)	(873,717)	(80,948)
Net Increase (Decrease)—Investor Shares	419,821	38,742	313,896	28,915
Admiral Shares
Issued	2,013,603	186,000	2,407,300	222,699
Issued in Lieu of Cash Distributions	76,363	7,052	147,628	13,684
Redeemed	(991,380)	(91,729)	(1,673,567)	(155,285)
Net Increase (Decrease)—Admiral Shares	1,098,586	101,323	881,361	81,098

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	221,795
Level 2—Other significant observable inputs	9,398,627
Level 3—Significant unobservable inputs	—
Total	9,620,422

24

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	2,059	4,250	45,330
Yield[3]		3.2%	3.9%
Investor Shares	3.4%
Admiral Shares	3.4%
Yield to Maturity	3.6%[4]	3.2%	3.9%
Average Coupon	4.8%	5.0%	5.0%
Average Effective
Maturity	6.8 years	6.9 years	13.2 years
Average Quality	AA	AA	AA
Average Duration	6.0 years	5.3 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	5.3%	—	—

Largest State Concentrations[6]

California	13.0%
Texas	9.6
New York	8.9
Florida	7.0
Massachusetts	6.3
New Jersey	5.8
Illinois	4.1
Georgia	3.3
Pennsylvania	3.2
Ohio	2.8
Top Ten	64.0%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.86	0.96
Beta	0.95	0.88

Distribution by Maturity (% of portfolio)

Under 1 Year	9.8%
1–5 Years	28.4
5–10 Years	44.7
10–20 Years	15.9
20–30 Years	1.1
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)

AAA	33.6%
AA	44.4
A	18.0
BBB	3.9
Other	0.1

Investment Focus

1  Barclays Capital 7 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

25

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–5.2%	4.8%	–0.4%	0.0%
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9
2009[2]	4.5	2.1	6.6	8.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/1/1977	2.88%	2.99%	–0.28%	4.43%	4.15%
Admiral Shares	2/12/2001	2.95	3.07	–0.38[4]	4.34[4]	3.96[4]

1  Barclays Capital 7 Year Municipal Bond Index.

2  Six months ended April 30, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

26

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Interest[1]	426,263
Total Income	426,263
Expenses
The Vanguard Group—Note B
Investment Advisory Services	963
Management and Administrative—
Investor Shares	4,456
Management and Administrative—
Admiral Shares	5,324
Marketing and Distribution—
Investor Shares	938
Marketing and Distribution—
Admiral Shares	2,091
Custodian Fees	89
Shareholders’ Reports—Investor Shares	72
Shareholders’ Reports—Admiral Shares	31
Trustees’ Fees and Expenses	13
Total Expenses	13,977
Net Investment Income	412,286
Realized Net Gain (Loss)
Investment Securities Sold	(24,867)
Futures Contracts	(94,951)
Realized Net Gain (Loss)	(119,818)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	1,013,602
Futures Contracts	(25,066)
Change in Unrealized Appreciation
(Depreciation)	988,536
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,281,004

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	412,286	750,513
Realized Net Gain (Loss)	(119,818)	(16,933)
Change in Unrealized Appreciation (Depreciation)	988,536	(891,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,281,004	(157,594)
Distributions
Net Investment Income
Investor Shares	(119,451)	(217,265)
Admiral Shares	(292,835)	(533,248)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(412,286)	(750,513)
Capital Share Transactions
Investor Shares	781,265	936,982
Admiral Shares	1,640,913	2,498,536
Net Increase (Decrease) from Capital Share Transactions	2,422,178	3,435,518
Total Increase (Decrease)	3,290,896	2,527,411
Net Assets
Beginning of Period	18,862,002	16,334,591
End of Period	22,152,898	18,862,002

1  Interest income from an affiliated company of the fund was $341,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.59	$13.18	$13.37	$13.26	$13.67	$13.58
Investment Operations
Net Investment Income	.258	.535	.548	.556	.548	.551
Net Realized and Unrealized Gain (Loss)
on Investments	.560	(.590)	(.190)	.110	(.410)	.090
Total from Investment Operations	.818	(.055)	.358	.666	.138	.641
Distributions
Dividends from Net Investment Income	(.258)	(.535)	(.548)	(.556)	(.548)	(.551)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.258)	(.535)	(.548)	(.556)	(.548)	(.551)
Net Asset Value, End of Period	$13.15	$12.59	$13.18	$13.37	$13.26	$13.67

Total Return[1]	6.55%	–0.49%	2.74%	5.14%	1.02%	4.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,565	$5,524	$4,851	$4,895	$4,745	$6,858
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.17%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.03%[2]	4.08%	4.14%	4.19%	4.06%	4.05%
Portfolio Turnover Rate	18%[2]	23%	12%	8%	12%	10%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.59	$13.18	$13.37	$13.26	$13.67	$13.58
Investment Operations
Net Investment Income	.263	.544	.557	.566	.558	.559
Net Realized and Unrealized Gain (Loss)
on Investments	.560	(.590)	(.190)	.110	(.410)	.090
Total from Investment Operations	.823	(.046)	.367	.676	.148	.649
Distributions
Dividends from Net Investment Income	(.263)	(.544)	(.557)	(.566)	(.558)	(.559)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.263)	(.544)	(.557)	(.566)	(.558)	(.559)
Net Asset Value, End of Period	$13.15	$12.59	$13.18	$13.37	$13.26	$13.67

Total Return	6.59%	–0.42%	2.81%	5.22%	1.09%	4.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,588	$13,338	$11,484	$9,445	$7,990	$5,145
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.11%[1]	4.15%	4.21%	4.27%	4.13%	4.11%
Portfolio Turnover Rate	18%[1]	23%	12%	8%	12%	10%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $5,657,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 2.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

29

Intermediate-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $87,199,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, $32,718,000 through October 31, 2014, $2,439,000 through October 31, 2015, and $10,045,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $12,573,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2009, the cost of investment securities for tax purposes was $21,711,885,000. Net unrealized appreciation of investment securities for tax purposes was $265,796,000, consisting of unrealized gains of $596,072,000 on securities that had risen in value since their purchase and $1,693,913,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $3,815,033,000 of investment securities and sold $651,982,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,909,863	148,059	2,773,232	211,915
Issued in Lieu of Cash Distributions	93,737	7,253	173,566	13,295
Redeemed	(1,222,335)	(94,991)	(2,009,816)	(154,206)
Net Increase (Decrease)—Investor Shares	781,265	60,321	936,982	71,004
Admiral Shares
Issued	3,409,863	264,076	5,295,355	404,264
Issued in Lieu of Cash Distributions	208,084	16,101	380,144	29,119
Redeemed	(1,977,034)	(154,390)	(3,176,963)	(244,589)
Net Increase (Decrease)—Admiral Shares	1,640,913	125,787	2,498,536	188,794

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	195,687
Level 2—Other significant observable inputs	21,781,994
Level 3—Significant unobservable inputs	—
Total	21,977,681

30

Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	723	7,977	45,330
Yield[3]		3.9%	3.9%
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.3%[4]	3.9%	3.9%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	10.7 years	9.9 years	13.2 years
Average Quality	AA–	AA	AA
Average Duration	7.3 years	7.3 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	3.9%	—	—

Largest State Concentrations[6]

California	17.4%
Texas	9.0
Florida	8.0
New York	7.1
New Jersey	5.8
Illinois	5.3
Massachusetts	4.8
Georgia	3.9
Pennsylvania	3.4
Michigan	3.1
Top Ten	67.8%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.89	0.98
Beta	1.05	1.11

Distribution by Maturity (% of portfolio)

Under 1 Year	8.9%
1–5 Years	23.7
5–10 Years	28.7
10–20 Years	18.5
20–30 Years	17.8
Over 30 Years	2.4

Distribution by Credit Quality (% of portfolio)

AAA	29.8%
AA	44.1
A	21.2
BBB	4.6
Other	0.3

Investment Focus

1  Barclays Capital 10 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

31

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–8.3%	4.8%	–3.5%	–1.2%
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6
2009[2]	4.8	2.5	7.3	9.1

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/1/1977	0.22%	2.49%	–0.66%	4.85%	4.19%
Admiral Shares	2/12/2001	0.30	2.57	–0.79[4]	4.78[4]	3.99[4]

1  Barclays Capital 10 Year Municipal Bond Index.

2  Six months ended April 30, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

32

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Interest[1]	135,320
Total Income	135,320
Expenses
The Vanguard Group—Note B
Investment Advisory Services	306
Management and Administrative—
Investor Shares	966
Management and Administrative—
Admiral Shares	1,478
Marketing and Distribution—
Investor Shares	251
Marketing and Distribution—
Admiral Shares	689
Custodian Fees	30
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	4
Total Expenses	3,770
Net Investment Income	131,550
Realized Net Gain (Loss)
Investment Securities Sold	(22,122)
Futures Contracts	(17,636)
Realized Net Gain (Loss)	(39,758)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	485,549
Futures Contracts	(3,082)
Change in Unrealized Appreciation
(Depreciation)	482,467
Net Increase (Decrease) in Net Assets
Resulting from Operations	574,259

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	131,550	133,323
Realized Net Gain (Loss)	(39,758)	(15,282)
Change in Unrealized Appreciation (Depreciation)	482,467	(260,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	574,259	(142,683)
Distributions
Net Investment Income
Investor Shares	(31,842)	(31,621)
Admiral Shares	(99,708)	(101,702)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(131,550)	(133,323)
Capital Share Transactions
Investor Shares	855,873	99,194
Admiral Shares	2,539,673	428,510
Net Increase (Decrease) from Capital Share Transactions	3,395,546	527,704
Total Increase (Decrease)	3,838,255	251,698
Net Assets
Beginning of Period	2,866,631	2,614,933
End of Period	6,704,886	2,866,631

1  Interest income from an affiliated company of the fund was $378,000.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.09	$11.09	$11.34	$11.23	$11.55	$11.39
Investment Operations
Net Investment Income	.241	.497	.512	.516	.513	.522
Net Realized and Unrealized Gain (Loss)
on Investments	.490	(1.000)	(.250)	.153	(.320)	.160
Total from Investment Operations	.731	(.503)	.262	.669	.193	.682
Distributions
Dividends from Net Investment Income	(.241)	(.497)	(.512)	(.516)	(.513)	(.522)
Distributions from Realized Capital Gains	—	—	—	(.043)	—	—
Total Distributions	(.241)	(.497)	(.512)	(.559)	(.513)	(.522)
Net Asset Value, End of Period	$10.58	$10.09	$11.09	$11.34	$11.23	$11.55

Total Return[1]	7.33%	–4.74%	2.37%	6.14%	1.69%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,654	$686	$653	$641	$640	$1,122
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.68%[2]	4.56%	4.57%	4.61%	4.49%	4.57%
Portfolio Turnover Rate	17%[2]	26%	13%	8%	17%	11%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.09	$11.09	$11.34	$11.23	$11.55	$11.39
Investment Operations
Net Investment Income	.245	.504	.520	.524	.521	.528
Net Realized and Unrealized Gain (Loss)
on Investments	.490	(1.000)	(.250)	.153	(.320)	.160
Total from Investment Operations	.735	(.496)	.270	.677	.201	.688
Distributions
Dividends from Net Investment Income	(.245)	(.504)	(.520)	(.524)	(.521)	(.528)
Distributions from Realized Capital Gains	—	—	—	(.043)	—	—
Total Distributions	(.245)	(.504)	(.520)	(.567)	(.521)	(.528)
Net Asset Value, End of Period	$10.58	$10.09	$11.09	$11.34	$11.23	$11.55

Total Return	7.37%	–4.68%	2.44%	6.22%	1.76%	6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,051	$2,180	$1,962	$1,686	$1,390	$823
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.76%[1]	4.63%	4.64%	4.68%	4.55%	4.62%
Portfolio Turnover Rate	17%[1]	26%	13%	8%	17%	11%

1 Annualized.

See accompanying Notes, which are an integal part of the Financial Statements.

34

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $1,722,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

35

Long-Term Tax-Exempt Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $17,501,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $9,074,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

The fund acquired additional realized losses of $28,478,000 to offset future net capital gains, and additional deferred losses of $14,857,000 that reduce the amount of tax-basis unrealized appreciation on investment securities, in connection with the acquisition of Vanguard Insured Long-Term Tax-Exempt Fund in December 2008.

At April 30, 2009, the cost of investment securities for tax purposes was $6,683,181,000. Net unrealized depreciation of investment securities for tax purposes was $23,835,000, consisting of unrealized gains of $241,321,000 on securities that had risen in value since their purchase and $265,156,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $763,142,000 of investment securities and sold $412,344,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	319,885	31,088	353,279	32,767
Issued in Connection with Acquisition of
Insured Long-Term Tax-Exempt Fund	773,080	80,271	—	—
Issued in Lieu of Cash Distributions	24,271	2,344	24,832	2,302
Redeemed	(261,363)	(25,378)	(278,917)	(25,983)
Net Increase (Decrease)—Investor Shares	855,873	88,325	99,194	9,086
Admiral Shares
Issued	819,275	80,074	1,000,903	92,801
Issued in Connection with Acquisition of
Insured Long-Term Tax-Exempt Fund	2,162,874	224,577	—	—
Issued in Lieu of Cash Distributions	65,429	6,318	68,527	6,349
Redeemed	(507,905)	(49,721)	(640,920)	(59,940)
Net Increase (Decrease)—Admiral Shares	2,539,673	261,248	428,510	39,210

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

36

Long-Term Tax-Exempt Fund

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1— Quoted prices	122,332
Level 2— Other significant observable inputs	6,537,014
Level 3—Significant unobservable inputs	—
Total	6,659,346

G. On December 12, 2008, the fund acquired all of the net assets of Vanguard Insured Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 304,848,000 shares of the fund for 274,107,000 shares of the Insured Long-Term Tax-Exempt Fund outstanding as of the close of business on December 12, 2008. Each class of shares of the Insured Long-Term Tax-Exempt Fund was exchanged for the like class of shares of the fund. The Insured Long-Term Tax-Exempt Fund’s net assets as of the close of business on December 12, 2008, of $2,935,954,000, including $323,828,000 of unrealized depreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $2,825,457,000. The net assets of the fund immediately following the acquisition were $5,761,411,000.

37

High-Yield Tax-Exempt Fund

Fund Profile

As of April 30, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	627	7,977	45,330
Yield[3]		3.9%	3.9%
Investor Shares	4.8%
Admiral Shares	4.9%
Yield to Maturity	5.4%[4]	3.9%	3.9%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	13.5 years	9.9 years	13.2 years
Average Quality	A	AA	AA
Average Duration	7.6 years	7.3 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	3.4%	—	—

Largest State Concentrations[6]

California	13.2%
New York	7.7
Texas	6.7
Florida	6.7
New Jersey	4.8
Pennsylvania	4.4
Puerto Rico	4.2
Colorado	4.0
Illinois	3.5
South Carolina	3.2
Top Ten	58.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.72	0.85
Beta	1.04	1.13

Distribution by Maturity (% of portfolio)

Under 1 Year	5.7%
1–5 Years	21.5
5–10 Years	23.3
10–20 Years	19.9
20–30 Years	24.8
Over 30 Years	4.8

Distribution by Credit Quality (% of portfolio)

AAA	15.5%
AA	35.0
A	26.7
BBB	15.2
BB	0.5
B	1.4
Below B/Other	5.7

Investment Focus

1  Barclays Capital 10 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.19% for the Investor Shares and 0.11% for the Admiral Shares.

6  Percentages of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

38

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.8%	5.0%	–2.8%	–1.2%
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6
2009[2]	3.4	2.8	6.2	9.1

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/27/1978	–4.33%	1.77%	–1.53%	5.05%	3.52%
Admiral Shares	11/12/2001	–4.26	1.84	–1.90[4]	4.90[4]	3.00[4]

1  Barclays Capital 10 Year Municipal Bond Index.

2  Six months ended April 30, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

39

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Interest[1]	145,109
Total Income	145,109
Expenses
The Vanguard Group—Note B
Investment Advisory Services	265
Management and Administrative—
Investor Shares	1,164
Management and Administrative—
Admiral Shares	1,340
Marketing and Distribution—
Investor Shares	277
Marketing and Distribution—
Admiral Shares	572
Custodian Fees	27
Shareholders’ Reports—Investor Shares	36
Shareholders’ Reports—Admiral Shares	12
Trustees’ Fees and Expenses	3
Total Expenses	3,696
Net Investment Income	141,413
Realized Net Gain (Loss)
Investment Securities Sold	(58,066)
Futures Contracts	(26,634)
Realized Net Gain (Loss)	(84,700)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	271,836
Futures Contracts	(8,308)
Change in Unrealized Appreciation
(Depreciation)	263,528
Net Increase (Decrease) in Net Assets
Resulting from Operations	320,241

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,413	296,976
Realized Net Gain (Loss)	(84,700)	(14,220)
Change in Unrealized Appreciation (Depreciation)	263,528	(792,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	320,241	(509,834)
Distributions
Net Investment Income
Investor Shares	(42,362)	(91,582)
Admiral Shares	(99,051)	(205,394)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(141,413)	(296,976)
Capital Share Transactions
Investor Shares	628	(57,874)
Admiral Shares	143,107	72,312
Net Increase (Decrease) from Capital Share Transactions	143,735	14,438
Total Increase (Decrease)	322,563	(792,372)
Net Assets
Beginning of Period	5,429,229	6,221,601
End of Period	5,751,792	5,429,229

1  Interest income from an affiliated company of the fund was $262,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.29	$10.62	$10.91	$10.71	$10.86	$10.69
Investment Operations
Net Investment Income	.243	.494	.497	.491	.492	.506
Net Realized and Unrealized Gain (Loss)
on Investments	.320	(1.330)	(.290)	.200	(.150)	.170
Total from Investment Operations	.563	(.836)	.207	.691	.342	.676
Distributions
Dividends from Net Investment Income	(.243)	(.494)	(.497)	(.491)	(.492)	(.506)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.243)	(.494)	(.497)	(.491)	(.492)	(.506)
Net Asset Value, End of Period	$9.61	$9.29	$10.62	$10.91	$10.71	$10.86

Total Return[1]	6.17%	–8.20%	1.94%	6.61%	3.20%	6.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,715	$1,660	$1,965	$1,830	$1,753	$2,728
Ratio of Total Expenses to
Average Net Assets	0.19%[2]	0.15%	0.15%	0.17%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	5.27%[2]	4.78%	4.61%	4.56%	4.55%	4.71%
Portfolio Turnover Rate	25%[2]	24%	22%	15%	15%	24%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.29	$10.62	$10.91	$10.71	$10.86	$10.69
Investment Operations
Net Investment Income	.247	.501	.505	.499	.500	.512
Net Realized and Unrealized Gain (Loss)
on Investments	.320	(1.330)	(.290)	.200	(.150)	.170
Total from Investment Operations	.567	(.829)	.215	.699	.350	.682
Distributions
Dividends from Net Investment Income	(.247)	(.501)	(.505)	(.499)	(.500)	(.512)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.247)	(.501)	(.505)	(.499)	(.500)	(.512)
Net Asset Value, End of Period	$9.61	$9.29	$10.62	$10.91	$10.71	$10.86

Total Return	6.21%	–8.14%	2.01%	6.69%	3.27%	6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,037	$3,769	$4,256	$3,737	$3,121	$1,652
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.08%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	5.35%[1]	4.85%	4.68%	4.64%	4.60%	4.76%
Portfolio Turnover Rate	25%[1]	24%	22%	15%	15%	24%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

41

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $1,453,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

42

High-Yield Tax-Exempt Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $92,008,000 to offset future net capital gains of $49,222,000 through October 31, 2011, $21,859,000 through October 31, 2015, and $20,927,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $7,436,000 through October 31, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2009, the cost of investment securities for tax purposes was $6,097,392,000. Net unrealized depreciation of investment securities for tax purposes was $426,540,000, consisting of unrealized gains of $125,075,000 on securities that had risen in value since their purchase and $551,615,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $805,117,000 of investment securities and sold $639,312,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	286,469	30,748	699,291	67,827
Issued in Lieu of Cash Distributions	33,092	3,552	72,811	7,126
Redeemed	(318,933)	(34,532)	(829,976)	(81,328)
Net Increase (Decrease)—Investor Shares	628	(232)	(57,874)	(6,375)
Admiral Shares
Issued	613,744	65,652	1,341,454	129,822
Issued in Lieu of Cash Distributions	66,072	7,089	138,940	13,604
Redeemed	(536,709)	(58,387)	(1,408,082)	(138,398)
Net Increase (Decrease)—Admiral Shares	143,107	14,354	72,312	5,028

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	63,221
Level 2—Other significant observable inputs	5,607,631
Level 3—Significant unobservable inputs	—
Total	5,670,852

43

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

44

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,004.41	$0.84
Short-Term
Investor Shares	1,000.00	1,024.28	1.00
Admiral Shares	1,000.00	1,024.68	0.60
Limited-Term
Investor Shares	1,000.00	1,038.82	1.01
Admiral Shares	1,000.00	1,039.23	0.61
Intermediate-Term
Investor Shares	1,000.00	1,065.51	1.02
Admiral Shares	1,000.00	1,065.93	0.61
Long-Term
Investor Shares	1,000.00	1,073.30	1.03
Admiral Shares	1,000.00	1,073.72	0.62
High-Yield
Investor Shares	1,000.00	1,061.72	0.97
Admiral Shares	1,000.00	1,062.14	0.56
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,023.95	$0.85
Short-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Limited-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Intermediate-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Long-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
High-Yield
Investor Shares	1,000.00	1,023.85	0.95
Admiral Shares	1,000.00	1,024.25	0.55

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

45

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. Each fund’s advisory expense ratio was also well below the peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

46

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

47

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since

September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P. O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc. or Morningstar,
Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting guidelines
Institutional Investor Services > 800-523-1036
by visiting our website, www.vanguard.com, and searching for
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© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q952 062009

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)

As of April 30, 2009

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	1
Short-Term Tax-Exempt Fund	22
Limited-Term Tax-Exempt Fund	35
Intermediate-Term Tax-Exempt Fund	51
Long-Term Tax-Exempt Fund	82
High-Yield Tax-Exempt Fund	95
Key to Abbreviations	Back cover

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (95.1%)
Alabama (0.3%)
1	Alabama Public School & College Auth. TOB VRDO	0.630%	5/7/09		16,570	16,570
1	Alabama Special Care Fac. Financing Auth. TOB VRDO	0.500%	5/7/09		6,775	6,775
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	0.630%	5/7/09	LOC	17,835	17,835
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	0.950%	5/7/09		33,550	33,550
						74,730
Alaska (0.3%)
	Alaska Housing Finance Corp.	1.100%	12/1/09		20,000	20,000
1	Alaska Housing Finance Corp. TOB VRDO	0.520%	5/7/09	LOC	5,015	5,015
1	Alaska Housing Finance Corp. TOB VRDO	0.970%	5/7/09		4,545	4,545
	Alaska Housing Finance Corp. VRDO	0.350%	5/7/09		13,500	13,500
1	Alaska State International Airports System Rev. TOB VRDO	5.010%	5/7/09		11,250	11,250
1	Anchorage AK Water Rev. TOB VRDO	0.820%	5/7/09		15,355	15,355
						69,665
Arizona (1.8%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.330%	5/7/09	LOC	6,500	6,500
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.420%	5/7/09	LOC	7,300	7,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.400%	5/7/09	LOC	37,300	37,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.400%	5/7/09	LOC	12,300	12,300

	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.490%	5/7/09	LOC	45,765	45,765
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.490%	5/7/09	LOC	12,500	12,500
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.380%	5/7/09	LOC	10,000	10,000
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.500%	5/7/09	LOC	20,000	20,000
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.500%	5/7/09	LOC	24,200	24,200
	Arizona Sports & Tourism Auth. VRDO	1.550%	5/7/09	LOC	5,000	5,000
1	Arizona Transp. Board Highway Rev. TOB VRDO	0.650%	5/7/09		7,365	7,365
1	Gilbert AZ GO TOB VRDO	0.600%	5/7/09		27,090	27,090
	Glendale AZ IDA (Midwestern Univ.) VRDO	0.500%	5/7/09	LOC	5,000	5,000
1	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	0.610%	5/7/09		8,480	8,480
1	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.580%	5/7/09		5,000	5,000
1	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.580%	5/7/09		8,990	8,990
1	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.510%	5/7/09	LOC	24,155	24,155
1	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.920%	5/7/09	(13)	7,700	7,700
1	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	0.510%	5/7/09	LOC	10,335	10,335
1	Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.820%	5/7/09		8,240	8,240
1	Phoenix AZ GO TOB VRDO	0.510%	5/7/09		16,780	16,780
1	Phoenix AZ GO TOB VRDO	0.510%	5/7/09		2,075	2,075
	Pima County AZ COP	5.000%	6/1/09		8,000	8,019
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.500%	5/7/09		6,450	6,450
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.500%	5/7/09		8,500	8,500
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.500%	5/7/09		4,995	4,995
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.640%	5/7/09		4,635	4,635
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.650%	5/7/09		16,000	16,000
						1

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tempe AZ Transit Excise Tax Rev. VRDO	0.540%	5/7/09		14,645	14,645
	Yavapai County AZ IDA (Northern Arizona Healthcare) VRDO	0.470%	5/7/09	LOC	4,000	4,000
						379,319
Arkansas (0.2%)
	Arkansas Federal Highway Grant	5.250%	8/1/09		13,725	13,846
	Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	0.310%	5/7/09		30,800	30,800
						44,646
California (0.7%)
	California Communities NT Program NT Participation TRAN	3.000%	6/30/09		48,000	48,106
	California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	0.400%	5/1/09	LOC	5,000	5,000
	California Infrastructure & Econ. Dev. Bank Rev. (San Fransisco Ballet) VRDO	0.400%	5/1/09		6,500	6,500
	California School Cash Reserve Program Auth. Pool COP TRAN	3.000%	7/6/09	LOC	50,000	50,122
	California State Econ. Recovery Bonds	5.250%	1/1/10		33,580	34,303
	Central Basin Muni. Water Dist. CA COP VRDO	0.850%	5/7/09	LOC	4,500	4,500
	Sacramento CA Suburban Water Dist. COP VRDO	0.850%	5/7/09	LOC	12,650	12,650
						161,181
Colorado (3.9%)
	Aurora CO Water Improvement Rev. VRDO	0.500%	5/7/09		33,070	33,070
1	Board of Governors of the Colorado State University System Rev. TOB VRDO	0.520%	5/7/09	LOC	21,995	21,995
1	Board of Governors of the Colorado State University System Rev. TOB VRDO	1.720%	5/7/09	(4)	17,820	17,820
	Castle Rock CO COP VRDO	0.550%	5/7/09	LOC	11,000	11,000
	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	0.470%	5/7/09		11,609	11,609
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.500%	5/1/09	LOC	11,700	11,700
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.500%	5/1/09	LOC	30,405	30,405
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.500%	5/1/09	LOC	9,550	9,550
	Colorado General Fund TRAN	3.000%	6/26/09		60,000	60,118
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.310%	5/7/09		36,740	36,740
1	Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	0.580%	5/7/09		5,710	5,710
	Colorado Health Fac. Auth. Rev. (Evangelical) VRDO	0.500%	5/7/09	LOC	5,000	5,000
	Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.410%	5/7/09	LOC	3,900	3,900
	Colorado Health Fac. Auth. Rev. (NCMC Inc. Project) VRDO	0.450%	5/1/09	LOC	13,085	13,085
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.570%	5/7/09	LOC	46,000	46,000
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.570%	5/7/09	LOC	29,990	29,990
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	0.460%	5/7/09		38,300	38,300
1	Colorado Housing & Finance Auth. (Single Family Mortgage) TOB VRDO	0.730%	5/7/09		3,250	3,250
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.500%	5/7/09		19,825	19,825
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.650%	5/7/09		70,715	70,715

	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.500%	5/7/09		23,000	23,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.500%	5/7/09		12,690	12,690
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.650%	5/7/09		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.650%	5/7/09		10,560	10,560
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.700%	5/7/09		16,485	16,485
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.700%	5/7/09		50,000	50,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.800%	5/7/09		39,490	39,490
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.950%	5/7/09		20,000	20,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.950%	5/7/09		16,800	16,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.950%	5/7/09		40,000	40,000
	Denver CO City & County COP VRDO	0.450%	5/1/09		54,000	54,000
	Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	0.500%	5/7/09	LOC	15,000	15,000
	Moffat County CO PCR (Pacificcorp) VRDO	0.500%	5/7/09	LOC	7,400	7,400
	Univ. of Colorado Hosp. Auth. Rev. VRDO	0.530%	5/7/09	LOC	18,140	18,140
						843,347
Connecticut (0.2%)
	Connecticut GO	5.000%	3/15/10		5,010	5,195
1	Connecticut GO TOB VRDO	0.450%	5/7/09	(Prere.)	7,965	7,965
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.580%	5/7/09		7,300	7,300
	Connecticut State Health & Educ. Fac. Auth. (Yale-New Haven Hospital) VRDO	0.480%	5/7/09	LOC	15,200	15,200
1	Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) TOB VRDO	0.450%	5/7/09		11,995	11,995
						47,655
Delaware (0.2%)
	Delaware GO	5.250%	4/1/10	(Prere.)	2,475	2,581
	Delaware Health Fac. Auth. Rev. VRDO	0.550%	5/7/09		9,770	9,770
1	Delaware Housing Auth. Rev. TOB VRDO	0.570%	5/7/09		8,695	8,695
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	0.700%	5/7/09		3,905	3,905
1	Delaware Transp. Auth. Transp. System Rev. TOB VRDO	0.560%	5/7/09		4,340	4,340
	New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	0.570%	5/7/09		24,665	24,665
						53,956
District of Columbia (2.5%)
1	District of Columbia COP TOB VRDO	0.520%	5/7/09	LOC	17,625	17,625
1	District of Columbia GO TOB VRDO	0.530%	5/7/09	LOC	4,600	4,600

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	District of Columbia GO TOB VRDO	0.580%	5/7/09	(13)	3,305	3,305
	District of Columbia GO VRDO	0.500%	5/7/09	LOC	15,625	15,625
	District of Columbia GO VRDO	1.000%	5/7/09	LOC	4,280	4,280
	District of Columbia Rev. (American Univ.) VRDO	0.450%	5/1/09	LOC	11,350	11,350
	District of Columbia Rev. (American Univ.) VRDO	0.500%	5/7/09	LOC	7,400	7,400
	District of Columbia Rev. (American Univ.) VRDO	0.500%	5/7/09	LOC	17,000	17,000
	District of Columbia Rev. (Council Foreign Relations) VRDO	0.500%	5/7/09	LOC	62,680	62,680
	District of Columbia Rev. (Family & Child Services) VRDO	0.500%	5/7/09	LOC	6,485	6,485
	District of Columbia Rev. (Georgetown Day School) VRDO	1.500%	5/7/09	LOC	14,700	14,700
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.400%	5/7/09	LOC	17,200	17,200
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.400%	5/7/09	LOC	8,750	8,750
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.400%	5/7/09	LOC	9,575	9,575
	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	0.630%	5/7/09		12,000	12,000
	District of Columbia Rev. (Society for Neuroscience) VRDO	0.500%	5/7/09	LOC	12,000	12,000
	District of Columbia Rev. (The Pew Charitable Trust) VRDO	0.450%	5/7/09	LOC	31,000	31,000
	District of Columbia Rev. (Washington Drama Society) VRDO	0.500%	5/7/09	LOC	15,000	15,000
	District of Columbia Rev. (Wesley Theological) VRDO	0.480%	5/7/09	LOC	5,000	5,000
1	District of Columbia Rev. TOB VRDO	0.920%	5/7/09	(13)	8,365	8,365
	District of Columbia Rev. VRDO	0.480%	5/7/09	LOC	6,730	6,730
	District of Columbia Rev. VRDO	0.500%	5/7/09	LOC	15,550	15,550
	District of Columbia Rev. VRDO	0.500%	5/7/09	LOC	14,475	14,475
	District of Columbia TRAN	2.500%	9/30/09		60,000	60,350
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.510%	5/7/09	LOC	12,895	12,895
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.820%	5/7/09	(4)	11,865	11,865
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.910%	5/7/09	LOC	54,450	54,450
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.980%	5/7/09	(4)	4,000	4,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	0.970%	5/7/09	(4)	3,495	3,495
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	1.010%	5/7/09	LOC	11,975	11,975
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	1.040%	5/7/09	(4)	50,000	50,000
						529,725
Florida (5.7%)
1	Brevard County FL School Board COP TOB VRDO	0.520%	5/7/09	LOC	13,945	13,945
1	Broward County FL GO TOB VRDO	0.510%	5/7/09		2,750	2,750
1	Broward County FL Professional Sports Facs. Tax Rev. COP TOB VRDO	0.930%	5/7/09	(4)	5,800	5,800
1	Broward County FL School Board COP TOB VRDO	0.520%	5/7/09	LOC	34,750	34,750
1	Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.500%	5/7/09		5,660	5,660
1	Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.640%	5/7/09		3,095	3,095

	Citizens Property Insurance Corp. Florida (High Risk Account) RAN	4.500%	6/1/09		250,000	250,208
1	Flordia Dept. of Management Services COP TOB VRDO	0.610%	5/7/09		6,955	6,955
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.500%	5/7/09		4,370	4,370
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.580%	5/7/09		18,925	18,925
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.650%	5/7/09		15,000	15,000
1	Florida Board of Educ. Public Educ. TOB VRDO	0.510%	5/7/09		12,890	12,890
1	Florida Board of Educ. Public Educ. TOB VRDO	0.640%	5/7/09		9,600	9,600
1	Florida Board of Educ. Public Educ. TOB VRDO	0.690%	5/7/09		19,550	19,550
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.470%	5/7/09	(13)	5,175	5,175
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.920%	5/7/09	(13)	13,425	13,425
1	Florida Board of Educ. TOB VRDO	0.500%	5/7/09		3,995	3,995
	Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.320%	5/7/09	(12)	49,015	49,015
	Florida Gulf Coast Univ. Financing Corp. VRDO	0.550%	5/7/09	LOC	5,700	5,700
	Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	1.500%	5/7/09	LOC	15,000	15,000
1	Florida Housing Finance Corp. Rev. TOB VRDO	0.570%	5/7/09		11,775	11,775
1	Florida Housing Finance Corp. Rev. TOB VRDO	0.570%	5/7/09		5,235	5,235
	Florida Keys Aqueduct Auth. Rev. VRDO	0.400%	5/7/09	LOC	10,500	10,500
1	Florida State Dept. Transp. Rev. TOB VRDO	0.500%	5/7/09		8,225	8,225
	Gainsville FL Util. System Rev. VRDO	0.430%	5/7/09		106,005	106,005
	Gainsville FL Util. System Rev. VRDO	0.460%	5/7/09		7,335	7,335
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.500%	5/7/09	LOC	5,000	5,000
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.500%	5/7/09	LOC	6,000	6,000
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.550%	5/1/09	LOC	12,555	12,555
	Jacksonville FL Captial Project Rev. VRDO	1.500%	5/7/09	LOC	13,160	13,160
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.400%	5/7/09		34,930	34,930
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.400%	5/7/09		23,280	23,280
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.550%	5/7/09		18,900	18,900
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.550%	5/7/09		30,555	30,555
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.410%	5/7/09		24,500	24,500
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.420%	5/7/09		30,000	30,000
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.500%	5/7/09		44,500	44,500
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.450%	5/1/09	LOC	4,000	4,000
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.460%	5/7/09	LOC	5,875	5,875
1	Lake County FL School Board COP TOB VRDO	0.920%	5/7/09	(13)	18,400	18,400

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	0.510%	5/7/09	LOC	14,600	14,600
	Martin County FL Health Fac. Auth. Hosp. Rev. (Martin Medical Center) VRDO	0.470%	5/7/09	LOC	13,845	13,845
1	Miami-Dade County FL Aviation TOB VRDO	0.930%	5/7/09	(13)	9,900	9,900
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.580%	5/7/09	(12)	5,070	5,070
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.920%	5/7/09	(13)	19,800	19,800
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.920%	5/7/09	(13)	23,120	23,120
1	Miami-Dade County FL School Board COP TOB VRDO	0.930%	5/7/09	(13)	36,630	36,630
1	Miami-Dade County FL School Board TOB VRDO	1.220%	5/7/09	(12)	5,300	5,300
	Miami-Dade County FL Special Obligation VRDO	0.470%	5/7/09	LOC	25,850	25,850
	Monroe County FL Airport Rev. (Var-Key West International Airport) VRDO	1.250%	5/7/09	LOC	19,390	19,390
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	0.500%	5/7/09	LOC	3,625	3,625
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.500%	5/7/09	LOC	5,500	5,500
1	Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	0.570%	5/7/09		4,400	4,400
1	Orange County FL School Board COP TOB VRDO	0.510%	5/7/09	LOC	9,200	9,200
1	Orlando & Orange County FL Expressway Auth. TOB VRDO	0.920%	5/7/09	(13)	11,300	11,300
	Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	0.500%	5/7/09	LOC	20,000	20,000
	Palm Beach County FL Rev. (Children’s Home Society Project) VRDO	0.500%	5/7/09	LOC	12,275	12,275
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	0.590%	5/7/09	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	0.570%	5/7/09	LOC	12,500	12,500
1	Palm Beach County FL Water & Sewer TOB VRDO	0.500%	5/7/09		5,535	5,535
	Pembroke Pines FL Charter School Rev. VRDO	0.560%	5/7/09	(12)	11,210	11,210
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.470%	5/7/09	LOC	8,875	8,875
1	Tampa Bay FL Water Util. System Rev. TOB VRDO	0.500%	5/7/09		3,500	3,500
1	Univeristy of North Florida Financing Corp. Capital Improvement Rev. TOB VRDO	0.630%	5/7/09	LOC	5,290	5,290
1	Volusia County FL Rev. TOB VRDO	0.530%	5/7/09	LOC	14,390	14,390
						1,223,343
Georgia (2.2%)
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	1.740%	5/7/09	(4)	12,500	12,500
	Atlanta GA Wastewater Rev. CP	2.650%	5/5/09	LOC	15,000	15,000
	Bartow County GA School Dist. GO	5.000%	11/1/09		10,135	10,293
	Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.500%	5/7/09	LOC	12,620	12,620
1	DeKalb County GA Water & Sewer Rev. TOB VRDO	0.530%	5/7/09	LOC	16,565	16,565
1	DeKalb County GA Water & Sewer Rev. TOB VRDO	2.500%	5/7/09		7,335	7,335
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.500%	5/7/09	LOC	12,000	12,000

	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.450%	5/7/09	LOC	15,360	15,360
	Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	0.500%	5/7/09	LOC	4,500	4,500
	Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	1.500%	5/7/09	LOC	10,000	10,000
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	1.500%	5/7/09	LOC	6,000	6,000
	Fulton County GA School Dist. GO	2.000%	12/15/09		130,000	131,153
	Georgia GO	5.000%	9/1/09		4,000	4,055
	Georgia GO	5.300%	3/1/10		3,360	3,491
	Georgia GO	5.750%	3/1/10		8,840	9,217
1	Georgia GO TOB VRDO	0.500%	5/7/09		31,230	31,230
	Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	1.500%	5/7/09	LOC	9,200	9,200
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/09		12,270	12,300
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.450%	5/7/09	LOC	7,000	7,000
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.450%	5/7/09	LOC	10,000	10,000
1	Gwinnett County GA School Dist. GO TOB VRDO	0.500%	5/7/09		7,045	7,045
1	Gwinnett County GA School Dist. GO TOB VRDO	0.510%	5/7/09		12,365	12,365
1	Gwinnett County GA School Dist. TOB VRDO	0.580%	5/7/09		4,500	4,500
	Henry County GA School Dist. GO	5.000%	4/1/10		16,475	17,121
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	1.500%	5/7/09	LOC	20,100	20,100
1	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.890%	5/7/09		5,000	5,000
	Muni. Electric Auth. Georgia BAN	1.250%	5/7/10		23,000	23,093
	Muni. Electric Auth. Georgia BAN	1.500%	5/25/10		20,000	20,191
1	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.500%	5/7/09		4,440	4,440
1	Private Colleges & Universities Auth Georgia (Emory Univ.) TOB VRDO	0.510%	5/7/09		5,000	5,000
	Savannah GA Econ. Dev. Auth. Rev. (SSU Foundation) VRDO	0.470%	5/7/09	LOC	9,000	9,000
	Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.510%	5/7/09	LOC	2,800	2,800
						470,474
Hawaii (0.4%)
1	Hawaii State GO TOB VRDO	0.500%	5/7/09		11,245	11,245
	Honolulu HI City & County GO	8.000%	10/1/09		26,940	27,581
1	Honolulu HI City & County TOB VRDO	0.560%	5/7/09		3,305	3,305
1	Honolulu HI City & County TOB VRDO	0.820%	5/7/09		14,995	14,995
1	Honolulu HI City & County Wastewater System Rev. TOB VRDO	0.820%	5/7/09		9,900	9,900
1	University of Hawaii Rev. TOB VRDO	0.530%	5/7/09	LOC	12,915	12,915
						79,941
Idaho (2.9%)
	Idaho Health Facs. Auth. Rev. (Ascension Health) VRDO	0.360%	5/7/09		6,000	6,000
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.700%	5/1/09	(4)	79,935	79,935

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	0.470%	5/7/09	LOC	6,455	6,455
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.500%	5/7/09		13,500	13,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.500%	5/7/09		12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		10,345	10,345
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		10,915	10,915
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		11,905	11,905
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		14,980	14,980
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		15,570	15,570
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		15,855	15,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		6,030	6,030
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		14,665	14,665
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		14,970	14,970
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		5,400	5,400
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		12,760	12,760
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		16,040	16,040
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		6,900	6,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		28,750	28,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		24,000	24,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		30,000	30,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		33,750	33,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		27,000	27,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		11,635	11,635
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		8,000	8,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		7,320	7,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		6,040	6,040
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		9,855	9,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		8,215	8,215
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		7,100	7,100

	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		10,580	10,580
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		10,210	10,210
	Idaho State Building Auth. Rev. (Prison Fac. Project) VRDO	0.550%	5/7/09		10,000	10,000
	Idaho TAN	3.000%	6/30/09		50,000	50,104
						631,784
Illinois (6.3%)
1	Aurora IL Single Family Mortage Rev. TOB VRDO	0.650%	5/7/09		66,445	66,445
	Bartlett IL Special Services Area (Bluff City LLC) VRDO	0.590%	5/7/09	LOC	13,840	13,840
1	Chicago IL Board of Educ. TOB VRDO	0.820%	5/7/09	(4)	6,660	6,660
	Chicago IL Board of Educ. VRDO	0.450%	5/7/09	LOC	4,900	4,900
	Chicago IL Board of Educ. VRDO	0.500%	5/7/09	LOC	5,900	5,900
1	Chicago IL GO TOB VRDO	0.820%	5/7/09	(4)	8,250	8,250
	Chicago IL GO VRDO	0.350%	5/1/09		9,925	9,925
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.510%	5/7/09		5,600	5,600
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.510%	5/7/09		5,000	5,000
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.580%	5/7/09		8,710	8,710
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.640%	5/7/09		5,005	5,005
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.500%	5/7/09		5,375	5,375
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	0.530%	5/7/09	LOC	14,885	14,885
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	0.580%	5/7/09	LOC	13,855	13,855
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	1.370%	5/7/09	(4)	7,495	7,495
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	1.720%	5/7/09	(4)	14,645	14,645
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	1.720%	5/7/09	(4)	11,570	11,570
1	Chicago IL TOB VRDO	0.500%	5/7/09		4,995	4,995
	Chicago IL Wastewater Transmission Rev. VRDO	0.500%	5/1/09	LOC	10,500	10,500
	Chicago IL Water Rev. VRDO	0.480%	5/7/09	LOC	20,000	20,000
	Cook County IL GO	5.000%	11/15/09		5,200	5,297
	Cook County IL GO	5.250%	11/15/09	(Prere.)	7,000	7,231
	Cook County IL GO TAN	3.000%	8/3/09		17,500	17,563
1	Cook County IL GO TOB VRDO	0.510%	5/7/09	LOC	6,850	6,850
1	Cook County IL GO TOB VRDO	0.820%	5/7/09		7,460	7,460
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.450%	5/1/09		14,300	14,300
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.380%	5/7/09		32,245	32,245
	Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	0.590%	5/7/09	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	0.590%	5/7/09	LOC	16,245	16,245
1	Illinois Dev. Finance Auth. TOB VRDO	0.510%	5/7/09		5,140	5,140
	Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	0.450%	5/7/09	LOC	9,505	9,505
	Illinois Educ. Fac. Auth. Rev. (Dominican Univ.) VRDO	0.630%	5/7/09	LOC	11,000	11,000
	Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	0.430%	5/7/09	LOC	26,400	26,400

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.500%	5/7/09		3,470	3,470
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.580%	5/7/09		7,005	7,005
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	1.950%	5/5/09		18,000	18,000
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.580%	5/7/09		9,185	9,185
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.580%	5/7/09		4,165	4,165
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.360%	5/7/09		32,677	32,677
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.360%	5/7/09		17,816	17,816
	Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	0.750%	5/7/09	LOC	7,245	7,245
	Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.480%	5/7/09	LOC	18,200	18,200
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.440%	5/7/09		12,500	12,500
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.510%	5/7/09		8,000	8,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.510%	5/7/09		44,000	44,000
	Illinois Finance Auth. Rev. (Art Institute of Chicago) VRDO	0.480%	5/7/09	LOC	3,300	3,300
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.480%	5/7/09	LOC	4,200	4,200
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.480%	5/7/09	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Carle Foundation) VRDO	0.430%	5/7/09	LOC	6,875	6,875
	Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	0.590%	5/7/09	LOC	9,000	9,000
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.500%	5/1/09	LOC	50,350	50,350
	Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	0.480%	5/7/09	LOC	29,300	29,300
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.) VRDO	0.370%	5/7/09	LOC	5,700	5,700
1	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.560%	5/7/09		11,200	11,200
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.330%	5/7/09		28,625	28,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.330%	5/7/09		33,625	33,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.450%	5/7/09		11,500	11,500
	Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.500%	3/31/10		33,950	33,950
1	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.500%	5/7/09		6,200	6,200
1	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.650%	5/7/09		8,165	8,165
	Illinois Finance Auth. Rev. (Northwestern Univ.) VRDO	0.500%	3/31/10		15,000	15,000
	Illinois Finance Auth. Rev. (OSF Healthcare) VRDO	0.400%	5/7/09	LOC	8,000	8,000
	Illinois Finance Auth. Rev. (Resurrection Health Care) VRDO	0.500%	5/7/09	LOC	10,400	10,400
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center) VRDO	0.380%	5/7/09	LOC	4,000	4,000
1	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) TOB VRDO	0.610%	5/7/09	LOC	20,000	20,000

	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) VRDO	0.540%	5/7/09	LOC	9,580	9,580
	Illinois Finance Auth. Rev. (Swedish Covenant) VRDO	0.750%	5/7/09	LOC	38,500	38,500
1	Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.500%	5/7/09		3,000	3,000
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.360%	5/7/09		60,387	60,387
	Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	0.380%	5/7/09	LOC	5,000	5,000
	Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.500%	5/7/09	LOC	5,000	5,000
	Illinois Finance Auth. Rev. (YMCA Metro. Chicago Project) VRDO	0.480%	5/7/09	LOC	9,750	9,750
1	Illinois GO TOB VRDO	0.470%	5/7/09	(4)	25,270	25,270
1	Illinois GO TOB VRDO	0.510%	5/7/09	LOC	14,355	14,355
1	Illinois GO TOB VRDO	0.580%	5/7/09		12,990	12,990
1	Illinois GO TOB VRDO	0.780%	5/7/09	(12)	4,895	4,895
1	Illinois GO TOB VRDO	0.820%	5/7/09		15,000	15,000
1	Illinois GO TOB VRDO	0.970%	5/7/09	(4)	23,080	23,080
1	Illinois GO TOB VRDO	0.970%	5/7/09	(4)	9,900	9,900
1	Illinois GO TOB VRDO	2.500%	5/7/09		16,955	16,955
	Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.410%	5/7/09	LOC	8,600	8,600
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.500%	5/1/09	LOC	12,300	12,300
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.470%	5/7/09	(13)	11,395	11,395
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.570%	5/7/09		21,405	21,405
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.570%	5/7/09		14,460	14,460
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.130%	5/7/09		5,195	5,195
1	Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.500%	5/7/09		5,330	5,330
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.000%	5/7/09	(4)	39,425	39,425
1	Kane County IL Community USD TOB VRDO	0.820%	5/7/09	(4)	6,525	6,525
1	Kane County IL Community USD TOB VRDO	1.730%	5/7/09	(4)	8,690	8,690
1	Lake, Cook, Kane & McHenry Counties IL Community USD TOB VRDO	0.820%	5/7/09	(4)	10,355	10,355
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.470%	5/7/09	(4)	9,310	9,310
1	Schaumburg IL GO TOB VRDO	0.920%	5/7/09	(13)	6,130	6,130
1	Schaumburg IL GO TOB VRDO	0.970%	5/7/09	(4)	9,545	9,545
1	Univ. of Illinois Univ. Rev. TOB VRDO	0.830%	5/7/09		14,660	14,660
						1,351,431
Indiana (3.2%)
	Indiana Bond Bank Advance Funding Program Notes	2.000%	1/5/10	LOC	17,000	17,103
	Indiana Bond Bank Advance Funding Program Notes TAN	3.000%	5/28/09	LOC	130,000	130,112
	Indiana Dev. Finance Auth. Rev. (Children’s Museum) VRDO	0.480%	5/7/09		29,200	29,200
	Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	0.480%	5/7/09	LOC	19,100	19,100
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	0.510%	5/7/09	LOC	29,940	29,940
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.250%	5/7/09	LOC	5,000	5,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.250%	5/7/09	LOC	5,250	5,250

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.250%	5/7/09 LOC	3,675	3,675
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.400%	5/7/09 LOC	3,600	3,600
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.460%	5/7/09 LOC	7,000	7,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.500%	5/7/09 LOC	11,000	11,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.500%	5/7/09 LOC	11,500	11,500
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis-B) VRDO	0.450%	5/7/09 LOC	10,900	10,900
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.410%	5/7/09 LOC	7,310	7,310
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.500%	5/7/09 LOC	12,100	12,100
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.750%	5/7/09 LOC	25,395	25,395
	Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.650%	5/7/09 LOC	6,000	6,000
	Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.700%	5/7/09 LOC	10,300	10,300
1	Indiana Finance Auth. Rev. TOB VRDO	0.590%	5/7/09	10,035	10,035
	Indiana Finance Auth. Rev. VRDO	0.500%	5/7/09 LOC	26,660	26,660
	Indiana Finance Auth. Rev. VRDO	0.500%	5/7/09 LOC	18,280	18,280
1	Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.600%	5/7/09	19,275	19,275
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.400%	5/7/09 LOC	8,950	8,950
1	Indiana Health & Educ. Fac. Financing Auth. Rev. TOB VRDO	0.500%	5/7/09	5,200	5,200
1	Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	0.520%	5/7/09 LOC	6,430	6,430
1	Indiana Health Fac. Finance Auth. Rev. TOB VRDO	0.980%	5/7/09 (4)	8,085	8,085
1	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	0.570%	5/7/09	2,905	2,905
	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. VRDO	0.550%	5/7/09	21,250	21,250
	Indianapolis IN Local Public Improvement Bond Bank Notes	1.150%	6/1/09	30,000	30,000
	Indianapolis IN Local Public Improvement Bond Bank Notes	1.150%	6/1/09	27,900	27,900
	Indianapolis IN Local Public Improvement Bond Bank Notes	0.780%	1/15/10	6,800	6,800
	Indianapolis IN Local Public Improvement Bond Bank Notes	0.780%	1/15/10	28,000	28,000
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.630%	5/7/09	8,480	8,480
	Lawrenceburg IN Pollution Control Rev. VRDO	0.500%	5/7/09 LOC	6,500	6,500
	Lawrenceburg IN Pollution Control Rev. VRDO	0.500%	5/7/09 LOC	10,000	10,000
1	New Albany Floyd County IN Industrial School Dist. Rev. TOB VRDO	0.980%	5/7/09 (4)	7,890	7,890
	Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	0.750%	5/7/09 LOC	11,050	11,050
	Purdue IN Univ. CP	0.500%	5/11/09	11,535	11,535
	Purdue IN Univ. CP	0.500%	5/13/09	32,000	32,000
	Purdue Univ. Indiana Univ. Rev.	2.000%	7/1/09	2,740	2,747
	Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/09	1,000	1,008

	South Bend IN Community School Building Corp. Rev.	5.000%	1/1/10 (Prere.)	2,095	2,170
	St. Joseph County IN (Univ. of Notre Dame du Lac Project) VRDO	0.370%	5/7/09	10,000	10,000
1	Wayne Township IN School Building Corp. Marion County Solar Eclipse TOB VRDO	0.530%	5/7/09 LOC	21,705	21,705
					689,340
Iowa (0.7%)
1	Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	0.510%	5/7/09 LOC	6,440	6,440
	Iowa Finance Auth. Rev. (Drake Univ. Project) VRDO	0.520%	5/1/09 LOC	20,200	20,200
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.480%	5/7/09 (12)	19,665	19,665
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.500%	5/7/09 (12)	17,400	17,400
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.500%	5/7/09 (12)	22,300	22,300
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.550%	5/7/09	5,330	5,330
	Iowa Finance Auth. Single Family Rev. VRDO	0.550%	5/7/09	11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	0.610%	5/7/09	12,000	12,000
	Iowa School Cash Anticipation Program Rev.	3.500%	6/25/09 (4)	29,000	29,076
	Iowa School Cash Anticipation Program Rev.	3.000%	1/21/10 LOC	14,000	14,222
					158,133
Kansas (0.9%)
	Kansas Dept. of Transp. Highway Rev.	5.750%	9/1/09 (Prere.)	17,170	17,472
1	Kansas Dept. of Transp. Highway Rev. TOB VRDO	0.510%	5/7/09	6,300	6,300
	Kansas Dept. of Transp. Highway Rev. VRDO	0.250%	5/7/09	13,000	13,000
	Kansas Dept. of Transp. Highway Rev. VRDO	0.370%	5/7/09	38,100	38,100
	Kansas Dept. of Transp. Highway Rev. VRDO	0.370%	5/7/09	23,000	23,000
	Kansas Dept. of Transp. Highway Rev. VRDO	0.370%	5/7/09	38,900	38,900
	Kansas Dept. of Transp. Highway Rev. VRDO	0.480%	5/7/09	10,000	10,000
	Kansas Dept. of Transp. Highway Rev. VRDO	0.480%	5/7/09	7,600	7,600
	Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	0.570%	5/7/09	34,000	34,000
	Wichita KS Airport Facs. Rev. VRDO	0.570%	5/7/09	11,170	11,170
					199,542
Kentucky (1.7%)
	Boone County KY Pollution Rev. (Duke Energy Inc. Project) VRDO	0.430%	5/7/09 LOC	7,000	7,000
	Christian County KY Association County Leasing Program Rev. VRDO	0.450%	5/1/09 LOC	26,550	26,550
	Christian County KY Association County Leasing Program Rev. VRDO	0.450%	5/1/09 LOC	4,430	4,430
	Christian County KY Association County Leasing Program Rev. VRDO	0.450%	5/1/09 LOC	29,305	29,305
	Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	0.530%	5/7/09 LOC	2,800	2,800
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.620%	5/7/09	17,900	17,900
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.720%	5/7/09	4,600	4,600
	Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/25/09	35,000	35,064

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.430%	5/7/09	LOC	7,655	7,655
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.460%	5/7/09	LOC	12,000	12,000
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.490%	5/7/09	LOC	5,000	5,000
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.490%	5/7/09	LOC	35,000	35,000
	Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	0.700%	5/7/09	LOC	41,700	41,700
1	Kentucky Housing Corp. Housing Rev. TOB VRDO	0.770%	5/7/09		10,610	10,610
1	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	0.510%	5/7/09		7,855	7,855
	Louisville & Jefferson County KY Metro. Govt. BAN	2.500%	12/1/09		8,800	8,871
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.920%	5/7/09	(13)(4)	28,000	28,000
	Richmond KY League of Cities Funding Lease Program Rev. VRDO	0.520%	5/7/09	LOC	9,300	9,300
	Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.450%	5/1/09	LOC	10,100	10,100
	Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.430%	5/7/09	LOC	58,775	58,775
	Williamstown KY League of Cities VRDO	0.520%	5/7/09	LOC	5,000	5,000
	Williamstown KY League of Cities VRDO	0.520%	5/7/09	LOC	5,000	5,000
						372,515
Louisiana (1.0%)
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	0.980%	5/7/09	(4)	27,225	27,225
1	Louisiana GO TOB VRDO	0.960%	5/7/09	(4)	30,000	30,000
	Louisiana GO VRDO	0.450%	5/7/09	LOC	24,000	24,000
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.450%	5/7/09	LOC	10,000	10,000
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.450%	5/7/09	LOC	9,000	9,000
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	1.500%	5/7/09	LOC	17,500	17,500
1	Louisiana Public Fac. Auth. Rev. TOB VRDO	0.740%	5/7/09	LOC	44,345	44,345
1	Louisiana Public Fac. Auth. Rev. TOB VRDO	0.740%	5/7/09	LOC	42,645	42,645
	St. James Parish Louisiana Rev. (Nustar Logistics LP Project) VRDO	1.500%	5/7/09	LOC	15,000	15,000
						219,715
Maine (0.4%)
1	Maine Housing Auth. Mortgage Rev. TOB VRDO	0.570%	5/7/09		3,720	3,720
	Maine Housing Auth. Mortgage Rev. VRDO	0.500%	5/1/09		11,000	11,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.610%	5/7/09		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.610%	5/7/09		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.610%	5/7/09		20,000	20,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.610%	5/7/09		9,000	9,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.610%	5/7/09		7,600	7,600
	Maine Housing Auth. Mortgage Rev. VRDO	0.730%	5/7/09		10,000	10,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.840%	5/7/09		385	385
	Maine Housing Auth. Mortgage Rev. VRDO	0.890%	5/7/09		13,000	13,000
						84,705
Maryland (1.6%)
	Baltimore County MD Metro. Dist. CP	0.600%	6/5/09		23,000	23,000
1	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.650%	5/7/09		7,085	7,085
1	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.650%	5/7/09		4,430	4,430
	Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.550%	5/7/09		45,000	45,000

1	Maryland Dept. of Housing & Community Dev. TOB VRDO	0.710%	5/7/09		4,245	4,245
1	Maryland Dept. of Housing & Community Dev. TOB VRDO	0.780%	5/7/09		6,325	6,325
	Maryland Dept. of Housing & Community Dev. VRDO	0.650%	5/7/09		7,850	7,850
	Maryland GO	5.500%	8/1/09		1,000	1,008
	Maryland GO	5.250%	2/15/10		10,000	10,367
	Maryland GO	5.250%	3/1/10		1,375	1,428
1	Maryland Health & Higher Educ. Fac. Auth. Rev. (John Hopkins) TOB VRDO	0.510%	5/7/09		3,845	3,845
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.400%	5/7/09	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.550%	6/9/09		10,641	10,641
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.600%	6/11/09		15,000	15,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.400%	7/7/09		7,000	7,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.400%	5/7/09	LOC	4,900	4,900
1	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medstar Health) TOB VRDO	0.920%	5/7/09	(13)	13,000	13,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Stevenson Univ.) VRDO	0.480%	5/7/09	LOC	23,500	23,500
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.380%	5/7/09	LOC	25,270	25,270
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.500%	5/7/09	LOC	5,000	5,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.550%	5/7/09	LOC	18,250	18,250
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	1.450%	5/7/09	LOC	7,000	7,000
1	Maryland State Transp. Auth. Rev. TOB VRDO	0.510%	5/7/09	(4)	15,565	15,565
1	Maryland Transp. Auth. Rev. TOB VRDO	0.640%	5/7/09	(4)	29,800	29,800
1	Maryland Transp. Auth. Rev. TOB VRDO	0.970%	5/7/09	(4)	13,860	13,860
	Montgomery County MD GO	5.250%	10/1/09		5,000	5,098
	Washington Suburban Sanitation Dist. Maryland VRDO	0.520%	5/7/09		29,000	29,000
						345,467
Massachusetts (3.1%)
	Boston MA GO	5.000%	4/1/10		6,850	7,132
	Massachusetts Bay Transp. Auth. Rev. CP	0.750%	8/13/09		6,000	6,000

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Massachusetts Bay Transp. Auth. Rev. Sales Tax TOB VRDO	0.590%	5/7/09		5,025	5,025
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.530%	5/7/09		13,000	13,000
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09		10,000	10,000
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09		21,725	21,725
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09		27,330	27,330
1	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) TOB VRDO	0.910%	5/7/09	(13)	11,275	11,275
	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.450%	5/1/09	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	0.380%	5/7/09	LOC	5,000	5,000
	Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	0.630%	5/7/09	LOC	5,400	5,400
	Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	0.630%	5/7/09	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	0.300%	5/7/09	LOC	9,000	9,000
	Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	0.490%	5/7/09	LOC	17,600	17,600
	Massachusetts GAN	5.250%	6/15/09		10,000	10,000
	Massachusetts GO	5.000%	8/1/09		6,000	6,049
	Massachusetts GO	5.750%	8/1/09		1,300	1,310
	Massachusetts GO	5.800%	2/1/10	(Prere.)	5,000	5,244
	Massachusetts GO RAN	4.000%	5/29/09		50,000	50,068
1	Massachusetts GO TOB VRDO	0.470%	5/7/09		23,935	23,935
1	Massachusetts GO TOB VRDO	0.470%	5/7/09		36,740	36,740
1	Massachusetts GO TOB VRDO	0.470%	5/7/09		31,235	31,235
1	Massachusetts GO TOB VRDO	0.530%	5/7/09		13,545	13,545
1	Massachusetts GO TOB VRDO	0.820%	5/7/09	(4)	1,850	1,850
1	Massachusetts GO TOB VRDO	2.500%	5/7/09	LOC	16,070	16,070
1	Massachusetts GO TOB VRDO	2.500%	5/7/09	LOC	12,920	12,920
	Massachusetts GO VRDO	0.550%	5/1/09		8,600	8,600
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.850%	7/9/09		9,700	9,700
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	0.470%	5/7/09	LOC	21,100	21,100
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.350%	6/15/09		40,000	40,000
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.500%	5/7/09		5,000	5,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (MIT) VRDO	0.370%	5/7/09		5,000	5,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	0.400%	5/1/09		15,250	15,250
	Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	0.530%	4/7/10		9,000	9,000
1	Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	0.770%	5/7/09		5,515	5,515
	Massachusetts Housing Finance Agency Housing Rev. VRDO	2.500%	5/7/09	(4)	17,935	17,935
	Massachusetts Port Auth. Rev. VRDO	0.470%	5/7/09	LOC	12,185	12,185
	Massachusetts Port Auth. Rev. VRDO	0.580%	5/7/09	LOC	8,420	8,420
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.810%	5/7/09		7,580	7,580
1	Massachusetts Water Pollution Abatement Trust TOB VRDO	0.480%	5/7/09		3,240	3,240
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.500%	5/7/09		8,180	8,180

1	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.960%	5/7/09	(4)	3,095	3,095
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.970%	5/7/09	(4)	7,300	7,300
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.500%	5/7/09	LOC	30,190	30,190
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.790%	5/7/09	LOC	39,040	39,040
	Massachusetts Water Resources Auth. Rev. VRDO	0.300%	5/7/09		18,400	18,400
	Massachusetts Water Resources Auth. Rev. VRDO	0.640%	5/7/09		1,400	1,400
	Univ. of Massachusetts Building Auth. Rev. VRDO	0.470%	5/7/09	LOC	31,700	31,700
						675,283
Michigan (4.6%)
1	Detroit MI City School Dist. TOB VRDO	0.530%	5/7/09	LOC	26,180	26,180
1	Detroit MI Water Supply System TOB VRDO	1.670%	5/7/09	(4)	4,490	4,490
1	Forest Hills MI Public Schools TOB VRDO	0.500%	5/1/09	(Prere.)	7,805	7,805
	Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.500%	5/1/09	LOC	22,700	22,700
	Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	0.520%	5/7/09	(12)	10,000	10,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.500%	5/7/09	LOC	30,000	30,000
	Michigan Building Auth. CP	0.700%	6/4/09	LOC	37,100	37,100
1	Michigan Building Auth. Rev. TOB VRDO	0.920%	5/7/09	LOC	10,100	10,100
1	Michigan Building Auth. Rev. TOB VRDO	1.730%	5/7/09	(4)	14,100	14,100
	Michigan GO RAN	3.000%	9/30/09		112,000	112,437
	Michigan GO TAN	3.000%	9/30/09		65,000	65,362
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.740%	5/7/09	LOC	59,245	59,245
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.740%	5/7/09	LOC	66,995	66,995
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.740%	5/7/09	LOC	67,945	67,945
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.740%	5/7/09	LOC	36,545	36,545
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.360%	5/7/09		15,520	15,520
	Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	0.500%	5/7/09	LOC	7,000	7,000
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.450%	5/7/09		27,700	27,700
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.450%	5/7/09		28,700	28,700
	Michigan Muni. Bond Auth. Rev.	3.000%	8/20/09		98,315	98,720
	Michigan Muni. Bond Auth. Rev. BAN	3.000%	7/15/09		19,000	19,083
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	0.500%	5/7/09		7,480	7,480
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	0.650%	5/7/09		3,845	3,845

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Michigan Public Educ. Fac. Auth. Rev.	3.000%	7/20/09 LOC	6,000	6,014
	Michigan State Univ. Board of Trustees VRDO	0.500%	5/1/09	20,000	20,000
	Michigan State Univ. Board of Trustees VRDO	0.330%	5/7/09	15,265	15,265
	Michigan Strategic Fund (Detroit Edison) VRDO	0.550%	5/7/09 LOC	15,000	15,000
	Michigan Strategic Fund Limited Obligation Rev. (Consumer’s Energy Co.) VRDO	0.400%	5/7/09 LOC	5,700	5,700
	Michigan Strategic Fund Limited Obligation Rev. (Consumer’s Energy Co.) VRDO	0.500%	5/7/09 LOC	19,300	19,300
	Regents of Univ. of Michigan CP	0.500%	6/24/09	10,000	10,000
	Univ. of Michigan Hosp. Rev. VRDO	0.330%	5/7/09	54,955	54,955
	Univ. of Michigan Univ. Rev. VRDO	0.330%	5/7/09	56,620	56,620
1	Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.820%	5/7/09 (4)	555	555
1	Wayne State Univ. MI Rev. TOB VRDO	0.930%	5/7/09 (4)	5,000	5,000
					987,461
Minnesota (1.3%)
	Hennepin County MN Rev. VRDO	0.420%	5/7/09	5,220	5,220
1	Hennepin County MN Sales Tax Rev. TOB VRDO	0.610%	5/7/09	23,640	23,640
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System
	(Allina Health Care) TOB VRDO	0.290%	5/7/09 LOC	30,000	30,000
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System
	(Allina Health Care) TOB VRDO	0.350%	5/7/09 LOC	10,000	10,000
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.400%	5/7/09 LOC	5,800	5,800
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.440%	5/7/09 LOC	2,500	2,500
	Minnesota GO	5.000%	6/1/09	17,975	18,021
	Minnesota GO	5.500%	6/1/09	8,730	8,755
	Minnesota GO	5.000%	8/1/09	7,000	7,059
	Minnesota GO	5.000%	11/1/09	12,000	12,158
	Minnesota GO	3.000%	12/1/09	8,375	8,497
1	Minnesota GO TOB VRDO	0.500%	5/7/09	7,985	7,985
	Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.580%	5/7/09 LOC	14,500	14,500
	Minnesota Office of Higher Education Rev. (Supply Student Loan) VRDO	0.590%	5/7/09 LOC	7,000	7,000
	Minnesota School Dist. Tax & Aid Borrowing Program COP	3.000%	9/4/09	12,000	12,056
	Owatonna MN Hosp. Rev. (Health Center Systems) VRDO	0.550%	5/7/09 LOC	4,600	4,600
	Regents of the Univ. of Minnesota CP	0.500%	6/3/09	21,400	21,400
	Rochester MN Health Care Fac. Rev. (Mayo Foundation) TOB PUT	0.700%	4/1/10	10,000	10,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.420%	5/7/09 LOC	15,000	15,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.420%	5/7/09 LOC	4,000	4,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.520%	5/7/09 LOC	7,500	7,500
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.520%	5/7/09 (12)	19,465	19,465
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.530%	5/7/09 (12)	5,305	5,305
	St. Paul MN Port Auth. Rev. (Amherst H. Wilder Foundation) VRDO	0.520%	5/1/09 LOC	6,800	6,800
	Univ. of Minnesota CP	0.500%	6/3/09	12,000	12,000
	Univ. of Minnesota CP	0.500%	7/1/09	6,000	6,000
					285,261

Mississippi (0.5%)
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.500%	5/1/09	14,205	14,205
	Mississippi Business Finance Corp. Rev. (Promenade D’lberville Project) VRDO	0.470%	5/7/09 LOC	25,000	25,000
1	Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	0.550%	5/7/09 LOC	5,000	5,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	0.500%	5/7/09 LOC	37,000	37,000
1	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health Care) TOB VRDO	0.930%	5/7/09 (4)	18,635	18,635
1	Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	0.570%	5/7/09	6,705	6,705
					106,545
Missouri (2.2%)
1	Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	0.530%	5/7/09 LOC	16,815	16,815
	Curators of the Univ. of Missouri System Fac. Rev.	3.000%	6/30/09	50,000	50,064
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.380%	5/7/09	69,210	69,210
	Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.480%	5/7/09 LOC	25,800	25,800
	Kansas City MO Special Obligation VRDO	0.500%	5/7/09 LOC	23,250	23,250
	Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09	10,640	10,779
	Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.450%	5/1/09	14,100	14,100
	Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.500%	5/7/09 LOC	8,820	8,820
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.450%	5/1/09 LOC	6,335	6,335
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.450%	5/1/09 LOC	3,200	3,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.200%	5/7/09	18,500	18,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.270%	5/7/09	13,000	13,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.280%	5/7/09	27,100	27,100
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Childrens Mercy Hosp.) VRDO	0.500%	5/7/09 LOC	7,270	7,270
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.450%	5/7/09	17,200	17,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.500%	5/7/09 LOC	6,800	6,800
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.500%	5/7/09 LOC	15,500	15,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Louis Univ.) VRDO	0.450%	5/1/09 LOC	5,155	5,155
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	0.560%	5/4/10	9,250	9,250
1	Missouri Health & Educ. Fac. Auth. TOB VRDO	0.650%	5/7/09	8,000	8,000

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Missouri Higher Educ. Student Loan Auth. VRDO	0.700%	5/7/09	LOC	56,250	56,250
	Missouri Highways & Transp. Comm. Road Rev. VRDO	0.480%	5/7/09	LOC	11,400	11,400
1	Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	0.510%	5/7/09		15,575	15,575
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	0.820%	5/7/09		5,960	5,960
1	Missouri State Health & Educ. Fac. Auth. Rev. TOB VRDO	0.510%	5/7/09		4,055	4,055
	St. Joseph MO IDA Health Fac. Rev. (Heartland Regional Medical Center) VRDO	0.410%	5/7/09	LOC	6,000	6,000
	St. Louis MO TRAN	3.250%	6/30/09		15,700	15,738
						471,126
Multiple States (1.4%)
1	Tax Exempt Multifamily Housing Pool Eagle Trust TOB VRDO	0.630%	5/7/09		221,760	221,760
	Tax Exempt Multifamily Housing Pool Freddie Mac VRDO	0.630%	5/7/09	LOC	87,100	87,100
						308,860
Nebraska (1.3%)
1	Douglas County NE Hosp. Auth. Rev. (Nebraska Methodist Health System) Rev. TOB VRDO	0.920%	5/7/09	(13)	5,030	5,030
	Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center) VRDO	0.520%	5/1/09	LOC	14,700	14,700
	Lincoln NE Lincoln Electric System CP	0.850%	5/11/09		29,500	29,500
1	Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.570%	5/7/09		3,405	3,405
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.610%	5/7/09	LOC	6,000	6,000
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.630%	5/7/09		17,790	17,790
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.630%	5/7/09		18,120	18,120
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.630%	5/7/09		17,055	17,055
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.630%	5/7/09		35,205	35,205
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.630%	5/7/09		24,670	24,670
1	Nebraska Public Power Dist. Rev. TOB VRDO	0.510%	5/7/09	(4)	9,950	9,950
1	Nebraska Public Power Dist. Rev. TOB VRDO	0.930%	5/7/09	(13)(4)	15,995	15,995
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.500%	5/7/09		6,975	6,975
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.510%	5/7/09		10,175	10,175
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.920%	5/7/09	(13)	34,610	34,610
1	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.920%	5/7/09	(13)	9,810	9,810
1	Omaha NE TOB VRDO	0.650%	5/7/09		8,000	8,000
	Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	0.570%	5/1/09	LOC	15,400	15,400
						282,390
Nevada (0.8%)
	Clark County NV Airport Improvement Rev. VRDO	1.230%	5/7/09	(4)	50,000	50,000
	Clark County NV Airport Improvement Rev. VRDO	2.150%	5/7/09	(4)	50,000	50,000
	Clark County NV GO	7.500%	6/1/09		5,710	5,738
1	Clark County NV GO TOB PUT	1.000%	7/30/09		8,375	8,375
	Clark County NV School Dist. GO	5.000%	6/15/09	(Prere.)	2,000	2,009
1	Clark County NV School Dist. GO TOB VRDO	0.510%	5/7/09		6,290	6,290

1	Clark County NV School Dist. GO TOB VRDO	0.580%	5/7/09		7,459	7,459
1	Clark County NV TOB VRDO	0.580%	5/7/09		9,770	9,770
1	Clark County NV Water Reclamation Dist. GO TOB VRDO	0.560%	5/7/09		6,085	6,085
1	Clark County NV Water Reclamation Dist. GO TOB VRDO	0.560%	5/7/09		7,495	7,495
1	Nevada Higher Education Rev. TOB VRDO	0.820%	5/7/09		9,555	9,555
	Nevada Housing Division Multi-Unit Housing City Center VRDO	0.630%	5/7/09	LOC	7,440	7,440
						170,216
New Hampshire (0.1%)
1	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.700%	5/7/09		4,655	4,655
1	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.700%	5/7/09		4,560	4,560
1	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.700%	5/7/09		4,320	4,320
1	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.700%	5/7/09		9,385	9,385
						22,920
New Jersey (1.4%)
	Bergen County NJ BAN	1.250%	12/18/09		10,000	10,054
	New Jersey TRAN	3.000%	6/25/09		280,000	280,533
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(Prere.)	20,000	20,575
						311,162
New Mexico (1.0%)
	Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	0.500%	5/7/09	LOC	20,000	20,000
	Albuquerque NM Airport Rev. CP	0.750%	1/14/10	LOC	2,889	2,889
	Albuquerque NM Airport Rev. CP	0.750%	1/14/10	LOC	4,592	4,592
	New Mexico Educ. Assistance Fundation Rev. VRDO	0.620%	5/7/09	LOC	10,000	10,000
	New Mexico Educ. Assistance Fundation Rev. VRDO	0.650%	5/7/09	LOC	10,000	10,000
1	New Mexico Finance Auth. Rev. TOB VRDO	0.550%	5/7/09		10,735	10,735
	New Mexico Finance Auth. Transp. Rev. VRDO	0.380%	5/7/09		84,800	84,800
	New Mexico Finance Auth. Transp. Rev. VRDO	0.400%	5/7/09	LOC	10,700	10,700
	New Mexico GO	3.000%	3/1/10		12,370	12,608
	New Mexico GO	5.000%	3/1/10		6,350	6,580
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
	(Presbyterian Healthcare Services) VRDO	0.400%	5/7/09		10,500	10,500

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
	(Presbyterian Healthcare Services) VRDO	0.400%	5/7/09	10,700	10,700
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
	(Presbyterian Healthcare Services) VRDO	0.400%	5/7/09	18,750	18,750
					212,854
New York (1.3%)
	Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	3.000%	6/30/09	36,000	36,076
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.910%	5/7/09 (13)(4)	6,870	6,870
	Nassau County NY BAN	2.500%	10/15/09	35,000	35,199
	New York City NY Cultural Resources Rev. (Julliard School) PUT	0.650%	4/1/10	10,000	10,000
	New York City NY GO	4.000%	8/1/09	15,000	15,084
	New York City NY GO VRDO	0.450%	5/1/09 LOC	30,900	30,900
	New York City NY GO VRDO	0.460%	5/1/09 LOC	18,000	18,000
	New York City NY GO VRDO	0.300%	5/7/09	2,000	2,000
	New York City NY GO VRDO	0.340%	5/7/09 LOC	6,600	6,600
	New York City NY GO VRDO	0.340%	5/7/09 LOC	25,000	25,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.600%	5/7/09 LOC	9,700	9,700
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.600%	5/7/09 LOC	5,900	5,900
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.380%	5/7/09 LOC	24,200	24,200
1	New York State Environmental Fac. Corp. Water & Sewer System Rev. TOB VRDO	0.450%	5/1/09	9,700	9,700
1	New York State Thruway Auth. Rev. TOB VRDO	0.490%	5/7/09 LOC	29,955	29,955
	Webster NY Central School Dist. BAN	3.500%	10/9/09	24,000	24,078
					289,262
North Carolina (5.7%)
	Charlotte NC Water & Sewer System Rev. CP	0.450%	7/29/09	11,000	11,000
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.450%	5/1/09 LOC	36,175	36,175
	Durham NC VRDO	1.550%	5/7/09	10,000	10,000
	Forsyth County NC VRDO	0.470%	5/7/09	7,300	7,300
	Greensboro NC GO	5.000%	3/1/10	3,320	3,441
	Guilford County NC GO	5.000%	2/1/10	8,230	8,499
	Guilford County NC GO VRDO	2.750%	5/7/09	17,655	17,655
	Mecklenburg County NC COP VRDO	0.480%	5/7/09	9,600	9,600
	Mecklenburg County NC GO	5.000%	3/1/10	3,500	3,628
	Mecklenburg County NC GO VRDO	0.470%	5/7/09	38,890	38,890
	Mecklenburg County NC GO VRDO	0.470%	5/7/09	71,800	71,800
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	7,000	7,000
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	8,200	8,200
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	8,200	8,200
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	8,200	8,200
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	9,000	9,000
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	7,000	7,000
	Mecklenburg County NC GO VRDO	0.550%	5/7/09	7,000	7,000
	North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	0.520%	5/7/09 LOC	10,690	10,690
	North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. VRDO	0.470%	5/7/09 LOC	15,615	15,615
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ. Project) TOB VRDO	0.500%	5/7/09	10,000	10,000
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.500%	5/7/09	5,910	5,910
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.650%	5/7/09	12,000	12,000

1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.650%	5/7/09	11,200	11,200
	North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	0.520%	5/7/09 LOC	16,785	16,785
	North Carolina Capital Fac. Finance Agency Rev. (Triangle Aquatic Center Project) VRDO	0.670%	5/7/09 LOC	7,800	7,800
	North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.500%	5/7/09 LOC	15,000	15,000
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.550%	5/1/09	18,900	18,900
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.580%	5/7/09	6,045	6,045
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.650%	5/7/09	15,700	15,700
	North Carolina Capital Improvement GO	2.000%	5/1/10	13,245	13,445
1	North Carolina Capital Improvement TOB VRDO	0.500%	5/7/09	7,425	7,425
1	North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	0.500%	5/7/09 (ETM)	19,990	19,990
	North Carolina GO	5.000%	6/1/09	15,000	15,035
	North Carolina GO	5.000%	3/1/10	4,900	5,085
	North Carolina GO	5.500%	3/1/10	2,905	3,027
	North Carolina GO	4.000%	4/1/10	1,000	1,031
1	North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.590%	5/7/09	29,085	29,085
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.510%	5/7/09	51,230	51,230
	North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.470%	5/7/09 LOC	8,410	8,410
	North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.470%	5/7/09 LOC	14,305	14,305
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Novant Health) VRDO	0.380%	5/7/09	48,045	48,045
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.410%	5/7/09 LOC	4,900	4,900
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.470%	5/7/09 LOC	9,400	9,400
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.470%	5/7/09 LOC	5,200	5,200
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.400%	5/7/09 LOC	7,870	7,870
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.500%	5/7/09 LOC	5,100	5,100

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Carolina Medical Care Comm. Health Systems Rev. (Catholic health East) VRDO	0.400%	5/7/09 LOC	8,250	8,250
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.500%	5/7/09	36,960	36,960
	North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.460%	5/7/09 LOC	9,680	9,680
	North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.580%	5/7/09	7,800	7,800
	North Carolina Medical Care Comm. Hosp. Rev. (Pooled Equipment Finance Project) VRDO	0.460%	5/7/09 LOC	8,600	8,600
	North Carolina Medical Care Comm. Hosp. VRDO	0.470%	5/7/09	33,330	33,330
1	North Carolina State Capital Improvement TOB VRDO	0.510%	5/7/09	5,000	5,000
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.590%	5/7/09 LOC	50,000	50,000
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.660%	5/7/09 LOC	16,500	16,500
	North Carolina State Univ. Raleigh Rev. VRDO	0.510%	5/7/09	66,605	66,605
	Raleigh NC Combined Enterprise System Rev. VRDO	0.460%	5/7/09	46,275	46,275
1	Sampson County NC TOB VRDO	0.550%	5/7/09 LOC	5,000	5,000
1	The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	0.580%	5/7/09	9,762	9,762
	Union County NC GO VRDO	0.440%	5/7/09	2,500	2,500
	Union County NC GO VRDO	0.440%	5/7/09	5,115	5,115
	Union County NC GO VRDO	0.470%	5/7/09	22,000	22,000
	Union County NC GO VRDO	0.470%	5/7/09	37,475	37,475
	Univ. of North Carolina Chapel Hill Foundation VRDO	0.470%	5/7/09	27,245	27,245
1	Univ. of North Carolina Univ. Rev. TOB VRDO	0.580%	5/7/09	6,900	6,900
1	Univ. of North Carolina Univ. Rev. TOB VRDO	0.640%	5/7/09	4,985	4,985
1	Univ. of North Carolina Univ. Rev. TOB VRDO	0.650%	5/7/09	72,710	72,710
	Wake County NC Public Improvement GO	4.500%	2/1/10	1,000	1,029
	Wake County NC Public Improvement GO	5.000%	3/1/10	8,000	8,296
	Wake County NC Public Improvement GO VRDO	0.450%	5/7/09	17,300	17,300
	Wake County NC Public Improvement GO VRDO	0.470%	5/7/09	27,800	27,800
	Winston-Salem NC Water & Sewer System Rev. VRDO	0.490%	5/7/09	6,000	6,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	1.250%	5/7/09	11,400	11,400
					1,221,333
North Dakota (0.1%)
	North Dakota State Housing Fin. Agency Rev. VRDO	0.490%	5/7/09	21,850	21,850

Ohio (2.3%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.450%	5/1/09 LOC	3,000	3,000
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.530%	5/7/09 LOC	5,000	5,000
	Columbus OH City School Dist. BAN	2.000%	8/13/09	10,000	10,037
	Columbus OH Regional Airport Auth. Airport Refunding Rev.
	(Oasbo Expanded Asset Program) VRDO	0.510%	5/7/09 LOC	45,000	45,000
	Franklin County OH BAN	1.500%	4/21/10	10,000	10,096
	Lancaster Port Auth. Ohio Gas Rev. VRDO	0.480%	5/7/09	19,705	19,705

1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	0.640%	5/7/09 (4)	20,015	20,015
1	Ohio Air Quality Dev. Rev. TOB VRDO	1.020%	5/7/09 (13)	5,320	5,320
	Ohio Air Quality Dev. Rev. VRDO	0.390%	5/1/09 LOC	2,700	2,700
	Ohio Common Schools GO VRDO	0.400%	5/7/09	26,065	26,065
	Ohio GO	5.750%	6/15/09 (Prere.)	11,630	11,698
1	Ohio GO TOB VRDO	0.670%	5/7/09	8,790	8,790
	Ohio GO VRDO	0.480%	5/7/09	39,515	39,515
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09	6,705	6,721
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.750%	6/9/09	13,000	13,000
	Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	0.520%	5/7/09 LOC	6,635	6,635
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	0.750%	5/7/09 LOC	39,500	39,500
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ. Project) VRDO	0.410%	5/7/09 LOC	3,430	3,430
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.360%	5/7/09 LOC	4,000	4,000
	Ohio Highway Capital Improvements GO	5.250%	5/1/09	5,000	5,000
1	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.820%	5/7/09	5,790	5,790
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.510%	5/7/09	100,000	100,000
	Ohio Infrastructure Improvement GO VRDO	0.380%	5/7/09	9,750	9,750
	Ohio State Univ. General Receipts Rev. VRDO	0.340%	5/7/09	40,000	40,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.650%	5/7/09 LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR BAN	3.000%	8/4/09	6,000	6,027
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.700%	5/7/09	9,750	9,750
1	Toledo Lucas County OH Port Auth. VRDO	0.620%	5/7/09	10,300	10,300
	Union Township OH BAN	3.000%	9/15/09	13,270	13,319
					490,163
Oklahoma (0.6%)
1	Grand River Dam Auth. Oklahoma Rev. TOB VRDO	0.920%	5/7/09 (13)	14,100	14,100
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.450%	5/7/09 (12)	24,425	24,425
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.580%	5/7/09 (12)	16,830	16,830
	Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)	5.750%	8/15/09 (Prere.)	2,500	2,558
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.550%	5/7/09 (12)	24,565	24,565
1	Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	0.570%	5/7/09	7,820	7,820
	Oklahoma Student Loan Auth. VRDO	0.700%	5/7/09 LOC	10,305	10,305

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oklahoma Turnpike Auth. VRDO	0.450%	5/1/09	10,000	10,000
	Oklahoma Turnpike Auth. VRDO	0.300%	5/7/09	6,200	6,200
	Oklahoma Turnpike Auth. VRDO	0.410%	5/7/09	12,650	12,650
1	Tulsa County OK Ind. Auth. Rev. TOB VRDO	0.580%	5/7/09	6,760	6,760
					136,213
Oregon (2.5%)
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.600%	7/8/09	8,000	8,000
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.500%	7/13/09	10,000	10,000
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.650%	8/11/09	22,325	22,325
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) VRDO	0.410%	5/7/09 LOC	13,700	13,700
	Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) VRDO	0.600%	5/7/09 LOC	17,150	17,150
1	Jackson County OR School Dist. TOB VRDO	0.580%	5/7/09	6,000	6,000
	Medford OR Hosp. Fac. Auth. Rev. VRDO	0.500%	5/7/09 LOC	24,175	24,175
1	Multnomah County OH Hosp. Fac. Auth. Rev. TOB VRDO	0.580%	5/7/09	5,895	5,895
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.630%	5/7/09	13,500	13,500
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.630%	5/7/09	10,000	10,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.650%	5/7/09	15,000	15,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.650%	5/7/09	10,000	10,000
	Oregon State Dept. Administrative Services	5.000%	9/1/09 (4)	13,195	13,302
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.400%	5/7/09 LOC	15,800	15,800
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.400%	5/7/09 LOC	12,520	12,520
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.400%	5/7/09 LOC	8,000	8,000
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.470%	5/7/09 LOC	13,000	13,000
	Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	0.530%	5/7/09	25,200	25,200
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.500%	5/7/09	6,190	6,190
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.600%	5/7/09	30,000	30,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.630%	5/7/09	15,000	15,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.630%	5/7/09	30,000	30,000
	Oregon TAN	3.000%	6/30/09	147,500	147,812
	Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	0.630%	5/7/09 LOC	10,000	10,000
	Portland OR Sewer System Rev.	5.000%	6/15/09 (4)	7,700	7,735
	Salem OR Hosp. Rev. VRDO	0.400%	5/7/09 LOC	10,000	10,000
	Salem OR Hosp. Rev. VRDO	0.750%	5/7/09 LOC	31,750	31,750
					532,054
Pennsylvania (0.3%)
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Good Shephard Group) VRDO	0.520%	5/7/09 LOC	11,245	11,245
	Montgomery County PA IDA Rev. (Archdiocese Philadelphia) VRDO	0.450%	5/7/09 LOC	13,500	13,500
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	0.500%	5/7/09	9,980	9,980
1	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.570%	5/7/09	25,315	25,315

	Westmoreland County PA IDA Rev. (Excela Project) VRDO	0.480%	5/7/09 LOC	7,100	7,100
					67,140
Rhode Island (0.5%)
1	Narragansett RI Commission WasteWater System Rev. TOB VRDO	0.510%	5/7/09 LOC	11,940	11,940
	Rhode Island Health & Educ. (Roger Williams Univ.) VRDO	0.500%	5/7/09 LOC	9,300	9,300
	Rhode Island Health & Educ. Building Corp. (Brown Univ.) CP	0.450%	5/13/09	21,000	21,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.400%	5/7/09 LOC	5,000	5,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.400%	5/7/09 LOC	4,000	4,000
	Rhode Island Health & Educ. VRDO	0.500%	5/7/09 LOC	10,965	10,965
1	Rhode Island Housing & Mortgage Fin. Corp. TOB VRDO	0.830%	5/7/09	5,000	5,000
1	Rhode Island Student Loan Auth. Student Loan Rev. TOB VRDO	0.720%	5/7/09	14,125	14,125
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.630%	5/7/09 LOC	7,000	7,000
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.630%	5/7/09 LOC	10,000	10,000
					98,330
South Carolina (1.4%)
	Charleston County SC Hosp. Fac. Rev. (Care Alliance Health-St Francis) VRDO	0.450%	5/1/09 LOC	9,500	9,500
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.500%	5/7/09	48,250	48,250
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.500%	5/7/09	24,190	24,190
	Greenville County SC Hosp. Fac. Rev. VRDO	0.470%	5/7/09 LOC	30,775	30,775
	Greenville County SC Hosp. Fac. Rev. VRDO	0.500%	5/7/09 LOC	11,600	11,600
	Greenville County SC Hosp. Fac. Rev. VRDO	1.450%	5/7/09 LOC	7,000	7,000
1	Greenville County SC School Dist. Rev. TOB VRDO	0.500%	5/7/09	13,865	13,865
	South Carolina Jobs Econ. Dev. Auth. Rev. (Electric & Gas) VRDO	0.660%	5/7/09 LOC	7,000	7,000
	South Carolina Jobs Econ. Dev. Auth. Rev. VRDO	0.410%	5/7/09 LOC	3,000	3,000
	South Carolina Public Service Auth. Rev.	5.500%	1/1/10 (Prere.)	10,000	10,401
1	South Carolina Public Service Auth. Rev. TOB VRDO	0.820%	5/7/09	5,520	5,520
1	South Carolina Public Service Auth. Rev. TOB VRDO	0.830%	5/7/09	23,150	23,150
	South Carolina Transp. Infrastructure Rev. VRDO	0.550%	5/7/09 LOC	16,500	16,500
	Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.500%	5/7/09 (12)	20,270	20,270
	Univ. of South Carolina School of Medicine Educ. Trust Healthcare Facilities Rev. VRDO	0.520%	5/7/09 LOC	6,795	6,795

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	York County SC School Dist. (Rock Hill) TOB VRDO	0.820%	5/7/09	(4)	11,345	11,345
	York County SC School Dist. (York) BAN	3.000%	9/4/09		50,000	50,227
						299,388
South Dakota (0.3%)
	South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	0.400%	5/7/09	LOC	39,300	39,300
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.610%	5/7/09	LOC	15,000	15,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.610%	5/7/09	LOC	13,180	13,180
						67,480
Tennessee (3.0%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.490%	5/7/09	LOC	5,500	5,500
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.490%	5/7/09	LOC	5,000	5,000
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.500%	5/7/09		12,000	12,000
1	Knoxville TN Waste Water System Rev. TOB VRDO	0.820%	5/7/09		14,985	14,985
	Metro. Govt. of Nashville & Davidson County TN CP	0.800%	5/4/09		33,000	33,000
	Metro. Govt. of Nashville & Davidson County TN CP	0.800%	5/5/09		7,625	7,625
	Metro. Govt. of Nashville & Davidson County TN CP	0.750%	5/7/09		15,000	15,000
	Metro. Govt. of Nashville & Davidson County TN CP	0.650%	6/4/09		32,375	32,375
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	0.200%	5/7/09		13,600	13,600
	Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board
	(Country Music Hall of Fame) VRDO	1.500%	5/7/09	LOC	13,850	13,850
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.450%	5/1/09	LOC	5,800	5,800
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.560%	5/7/09	LOC	14,000	14,000
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.700%	5/7/09	LOC	9,135	9,135
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.700%	5/7/09	LOC	10,100	10,100
	Shelby County TN GO VRDO	0.450%	5/7/09		141,490	141,490
	Shelby County TN GO VRDO	0.480%	5/7/09		9,500	9,500
	Shelby County TN GO VRDO	1.500%	5/7/09		119,800	119,800
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.530%	5/7/09	(12)	30,000	30,000
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.550%	5/7/09	(12)	20,000	20,000
	Tennessee GO	3.000%	9/1/09		3,145	3,159
	Tennessee GO	2.000%	5/1/10		14,575	14,797

1	Tennessee Housing Dev. Agency TOB VRDO	0.780%	5/7/09		8,555	8,555
	Tennessee Local Dev. Auth. Rev. BAN	3.000%	6/24/09		56,345	56,444
	Tennessee School Board Auth. Higher Educ. Fac. CP	0.700%	5/1/09		19,111	19,111
	Tennessee School Board Auth. Higher Educ. Fac. CP	0.700%	5/6/09		14,400	14,400
	Tennessee State School Bond Auth.	2.000%	5/1/10		7,625	7,720
1	Tennessee State School Bond Auth. TOB VRDO	0.560%	5/7/09		13,095	13,095
						650,041
Texas (12.7%)
	Austin TX Independent School Dist. CP	0.570%	5/5/09		15,000	15,000
1	Austin TX Rev. TOB VRDO	0.470%	5/7/09	(13)	18,245	18,245
1	Austin TX Rev. TOB VRDO	0.470%	5/7/09	(13)	10,000	10,000
	Austin TX Water & Wastewater System Rev.	5.900%	5/15/10	(Prere.)	26,800	28,298
1	Austin TX Water & Wastewater System Rev. TOB VRDO	0.520%	5/7/09	LOC	16,830	16,830
1	Austin TX Water & Wastewater System Rev. TOB VRDO	0.580%	5/7/09		6,600	6,600
1	Austin TX Water & Wastewater System Rev. TOB VRDO	0.930%	5/7/09	(13)	5,635	5,635
1	Austin TX Water & Wastewater System Rev. TOB VRDO	0.970%	5/7/09	(4)	12,450	12,450
1	Beaumont TX Independent School Dist. School Building TOB VRDO	0.580%	5/7/09		3,350	3,350
1	Bexar County TX Combined Flood Control TOB VRDO	0.600%	5/7/09		28,515	28,515
	Bexar TX Metro. Water Dist. CP	0.650%	5/14/09	LOC	3,000	3,000
	Bexar TX Metro. Water Dist. CP	0.700%	5/14/09	LOC	5,000	5,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.450%	5/15/09		20,000	20,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.400%	6/3/09		16,963	16,963
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.450%	6/4/09		14,500	14,500
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.550%	7/8/09		25,000	25,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.580%	7/8/09		20,000	20,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.550%	7/9/09		10,000	10,000
	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	0.290%	5/7/09		15,000	15,000
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.500%	5/7/09		13,055	13,055
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.510%	5/7/09		5,100	5,100
1	Comal TX Independent School Dist. TOB VRDO	0.530%	5/7/09	LOC	10,415	10,415
1	Conroe TX Independent School Dist. TOB VRDO	0.520%	5/7/09		2,110	2,110
1	Dallas TX Area Rapid Transit TOB VRDO	0.500%	5/7/09		4,060	4,060
1	Dallas TX Area Rapid Transit TOB VRDO	0.510%	5/7/09	LOC	9,840	9,840
1	Dallas TX Area Rapid Transit TOB VRDO	0.970%	5/7/09	(4)(Prere.)	18,575	18,575
1	Dallas TX Area Rapid Transit TOB VRDO	1.130%	5/7/09		8,610	8,610
1	Dallas TX Independent School Dist. GO TOB VRDO	0.610%	5/7/09		14,720	14,720
1	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	0.500%	5/7/09	(Prere.)	1,845	1,845
1	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.800%	5/7/09	(4)	7,500	7,500
1	Denton TX Independent School Dist. TOB VRDO	0.520%	5/7/09		3,700	3,700

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Denton TX Independent School Dist. TOB VRDO	0.520%	5/7/09		3,470	3,470
1	Denton TX Independent School Dist. TOB VRDO	0.580%	5/7/09		10,570	10,570
	Denton TX Independent School Dist. VRDO	0.480%	5/7/09		18,305	18,305
	Denton TX Independent School Dist. VRDO	0.550%	5/7/09		17,450	17,450
1	Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	0.600%	5/7/09		12,030	12,030
1	Fort Bend TX Independent School Dist. GO TOB VRDO	0.470%	5/7/09		8,290	8,290
1	Fort Worth TX Water & Sewer Rev. TOB VRDO	0.630%	5/7/09		37,980	37,980
1	Frisco TX GO TOB VRDO	0.980%	5/7/09	(4)	6,510	6,510
1	Galena Park TX Independent School Dist. GO TOB VRDO	0.470%	5/7/09		6,595	6,595
1	Galveston County TX GO TOB PUT	1.000%	7/30/09		9,155	9,155
1	Grand Prairie TX Independent School Dist. TOB VRDO	0.640%	5/7/09		7,200	7,200
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.480%	5/7/09	LOC	7,500	7,500
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	1.550%	5/7/09	LOC	6,000	6,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.450%	5/1/09	LOC	4,255	4,255
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.380%	5/7/09	LOC	4,155	4,155
	Harris County TX GO	4.500%	10/1/09		4,750	4,795
	Harris County TX GO CP	0.400%	5/5/09		18,548	18,548
	Harris County TX GO CP	0.500%	5/5/09		18,250	18,250
	Harris County TX GO CP	0.550%	6/11/09		40,540	40,540
1	Harris County TX GO TOB VRDO	0.470%	5/7/09	(4)	15,995	15,995
1	Harris County TX GO TOB VRDO	0.920%	5/7/09	(13)	30,000	30,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.450%	5/1/09	LOC	9,500	9,500
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.450%	5/7/09	LOC	5,000	5,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.500%	5/1/09		35,730	35,730
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.500%	5/1/09		20,000	20,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.380%	5/7/09		40,000	40,000
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.480%	5/7/09		25,000	25,000
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.580%	5/7/09		25,000	25,000
1	Harris County TX Health Fac. Dev. Corp. Thermal Util. Rev. TOB VRDO	0.850%	5/7/09	(12)	5,060	5,060
1	Harris County TX Toll Road Rev. TOB VRDO	0.620%	5/7/09	(Prere.)	7,690	7,690
1	Harris County TX Toll Road Rev. TOB VRDO	0.640%	5/7/09		32,510	32,510
1	Harris County TX Toll Road Rev. TOB VRDO	0.920%	5/7/09	(13)	5,200	5,200
1	Houston TX Community College TOB VRDO	0.580%	5/7/09	(4)	4,145	4,145
	Houston TX CP	0.600%	6/5/09		50,000	50,000
	Houston TX CP	0.670%	7/16/09		20,000	20,000
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.440%	5/7/09		16,295	16,295

1	Houston TX Higher Educ. Finance Corp. Rev. TOB PUT	1.000%	7/30/09		22,155	22,155
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.630%	5/7/09		8,430	8,430
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.640%	5/7/09		8,530	8,530
	Houston TX Independent School Dist. GO PUT	1.850%	6/15/09		50,000	50,000
1	Houston TX Independent School Dist. GO TOB VRDO	0.520%	5/7/09		6,450	6,450
1	Houston TX Independent School Dist. GO TOB VRDO	0.820%	5/7/09	(4)	4,500	4,500
1	Houston TX Util. System Rev. TOB VRDO	0.520%	5/7/09	LOC	9,000	9,000
1	Houston TX Util. System Rev. TOB VRDO	0.550%	5/7/09	LOC	10,310	10,310
1	Houston TX Util. System Rev. TOB VRDO	0.820%	5/7/09	(4)	6,015	6,015
	Houston TX Util. System Rev. VRDO	0.500%	5/7/09	LOC	25,000	25,000
	Houston TX Util. System Rev. VRDO	0.500%	5/7/09	LOC	6,200	6,200
	Humble TX Independent School Dist. School Building PUT	2.000%	7/1/09		47,025	47,025
1	Irving TX GO TOB VRDO	0.500%	5/7/09		4,995	4,995
1	Katy TX Independent School Dist. GO TOB VRDO	0.520%	5/7/09		3,000	3,000
1	Leander TX Independent School Dist. GO TOB VRDO	0.600%	5/7/09		15,425	15,425
1	Lower Colorado River Auth. Texas Rev. TOB VRDO	0.930%	5/7/09	(13)	11,865	11,865
	Lubbock TX GO	5.000%	2/15/10		3,065	3,162
	Lubbock TX Health Fac. (St. Joseph) VRDO	0.490%	5/7/09		6,900	6,900
	Lubbock TX Independent School Dist. VRDO	0.490%	5/7/09		14,800	14,800
1	McKinney TX ISD TOB VRDO	0.530%	5/7/09	LOC	10,285	10,285
	Mesquite TX Independent School Dist. GO PUT	1.200%	3/1/10		31,505	31,505
	Mesquite TX Independent School Dist. School Building VRDO	0.480%	5/7/09		5,325	5,325
	Montgomery County TX PUT	3.000%	9/1/09		10,000	10,040
	North East TX Independent School Dist. GO	5.750%	2/1/10	(Prere.)	1,810	1,878
	North East TX Independent School Dist. GO	7.000%	2/1/10		1,155	1,208
1	North East TX Independent School Dist. GO TOB VRDO	0.510%	5/7/09	LOC	5,000	5,000
1	North East TX Independent School Dist. GO TOB VRDO	0.520%	5/7/09		2,355	2,355
1	North East TX Independent School Dist. GO TOB VRDO	0.630%	5/7/09		26,805	26,805
1	North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	0.520%	5/7/09	LOC	13,300	13,300
	North Texas Higher Educ. Auth. Student Loan VRDO	0.750%	5/7/09	LOC	31,840	31,840
	North Texas Higher Educ. Auth. Student Loan VRDO	0.800%	5/7/09	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student Loan VRDO	0.800%	5/7/09	LOC	18,000	18,000
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.580%	5/7/09		5,460	5,460
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.820%	5/7/09		3,810	3,810
1	North Texas Tollway Auth. Capital Appreciation System TOB VRDO	0.580%	5/7/09	LOC	11,650	11,650
	North Texas Tollway Auth. CP	0.650%	6/15/09	LOC	15,250	15,250

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Northside TX Independent School Dist. GO TOB VRDO	0.520%	5/7/09		14,530	14,530
1	Northside TX Independent School Dist. GO TOB VRDO	0.610%	5/7/09		17,315	17,315
	Pasadena TX Independent School Dist. VRDO	0.490%	5/7/09		20,200	20,200
	Pasadena TX Independent School Dist. VRDO	1.650%	5/7/09	(4)	40,975	40,975
1	Pearland TX GO TOB VRDO	0.510%	5/7/09	LOC	10,225	10,225
1	Pearland TX Independent School Dist. TOB VRDO	0.580%	5/7/09		9,000	9,000
1	Plano TX GO TOB VRDO	0.510%	5/7/09		5,830	5,830
1	Plano TX Independent School Dist. TOB VRDO	0.610%	5/7/09		14,055	14,055
	Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	0.550%	5/7/09		31,000	31,000
	San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	0.500%	5/1/09		17,800	17,800
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/10		4,135	4,284
1	San Antonio TX Electric & Gas Rev. TOB VRDO	0.500%	5/7/09		7,165	7,165
1	San Antonio TX Electric & Gas Rev. TOB VRDO	0.510%	5/7/09		5,385	5,385
1	San Antonio TX Electric & Gas Rev. TOB VRDO	0.560%	5/7/09		3,200	3,200
1	San Antonio TX Electric & Gas Rev. TOB VRDO	0.640%	5/7/09		5,110	5,110
	San Antonio TX Electric & Gas Rev. VRDO	0.550%	5/7/09		46,900	46,900
	San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.480%	5/7/09	LOC	7,000	7,000
1	San Antonio TX Independent School Dist. GO TOB VRDO	0.640%	5/7/09		5,905	5,905
	San Antonio TX Water Rev.	6.000%	11/15/09	(Prere.)	21,000	21,618
1	San Antonio TX Water Rev. TOB VRDO	0.530%	5/7/09	LOC	11,195	11,195
1	San Antonio TX Water Rev. TOB VRDO	0.980%	5/7/09	(4)	10,000	10,000
1	Sheldon TX Independent School Dist. TOB VRDO	0.600%	5/7/09		5,215	5,215
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	0.430%	5/7/09	LOC	1,700	1,700
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.420%	5/7/09		6,500	6,500
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	1.800%	5/7/09		10,775	10,775
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.530%	5/7/09		10,490	10,490
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.580%	5/7/09		4,375	4,375
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.580%	5/7/09		5,795	5,795
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.500%	5/7/09	LOC	17,900	17,900
	Texas A & M Univ. Rev. Financing System	4.000%	5/15/10		8,170	8,462
1	Texas A & M Univ. System Rev. TOB VRDO	0.640%	5/7/09		4,985	4,985
1	Texas Dept. Housing & Commnunity Affairs Single Family Rev. TOB VRDO	0.710%	5/7/09		7,785	7,785
1	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	0.900%	5/7/09		7,175	7,175
	Texas Dept. of Transp. State Highway Fund Rev. CP	0.800%	5/7/09	LOC	29,000	29,000
	Texas Dept. of Transp. State Highway Fund Rev. CP	0.650%	5/14/09	LOC	20,000	20,000
	Texas GO Public Finance Auth.	5.500%	10/1/09		7,000	7,091

1	Texas GO TOB VRDO	0.570%	5/7/09		17,930	17,930
1	Texas GO TOB VRDO	0.580%	5/7/09		4,695	4,695
1	Texas GO TOB VRDO	0.640%	5/7/09		7,580	7,580
1	Texas GO TOB VRDO	0.640%	5/7/09		8,685	8,685
1	Texas GO TOB VRDO	0.650%	5/7/09		62,600	62,600
1	Texas GO TOB VRDO	0.650%	5/7/09		7,500	7,500
1	Texas GO TOB VRDO	0.650%	5/7/09		21,560	21,560
	Texas GO Veterans Housing Assistance Program Fund II VRDO	0.610%	5/7/09		12,800	12,800
	Texas GO Veterans Housing Assistance Program Fund II VRDO	0.630%	5/7/09		3,810	3,810
	Texas GO Veterans Housing Assistance Program VRDO	0.450%	5/7/09		12,320	12,320
	Texas Public Finance Auth. GO CP	0.400%	6/11/09		5,000	5,000
	Texas Public Finance Auth. Rev. CP	0.400%	5/5/09		2,540	2,540
	Texas Public Finance Auth. Rev. CP	0.680%	6/10/09		12,000	12,000
	Texas Public Finance Auth. Rev. CP	0.400%	7/7/09		6,700	6,700
	Texas Public Finance Auth. Rev. CP	0.450%	7/14/09		10,000	10,000
	Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.480%	5/7/09	LOC	21,700	21,700
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		1,175	1,220
	Texas State Transp. Comm. First Tier VRDO	0.470%	5/7/09		7,300	7,300
1	Texas State Transp. Comm. TOB VRDO	0.510%	5/7/09		20,865	20,865
1	Texas State Univ. Student Loan GO TOB VRDO	0.660%	5/7/09		20,065	20,065
1	Texas State Univ. System TOB VRDO	0.930%	5/7/09	(4)	5,605	5,605
	Texas TRAN	3.000%	8/28/09		300,000	301,332
1	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.610%	5/7/09		21,925	21,925
1	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.690%	5/7/09		11,700	11,700
	Texas Transp. Comm. Mobility Fund VRDO	0.370%	5/7/09		53,830	53,830
1	Texas Transp. Comm. Rev. TOB VRDO	0.500%	5/7/09		7,500	7,500
1	Texas Univ. System Financing Rev. TOB VRDO	0.560%	5/7/09		4,995	4,995
1	Texas Water Dev. Board Rev. TOB VRDO	0.470%	5/7/09		10,455	10,455
1	Texas Water Dev. Board Rev. TOB VRDO	0.580%	5/7/09		5,000	5,000
1	Travis County TX GO TOB VRDO	0.580%	5/7/09		11,050	11,050
	Trinity River Auth. Texas Regional Wastewater Rev.	5.000%	8/1/09		6,265	6,307
	Trinity River Auth. TX Solid Waste Disposal Rev. VRDO	0.570%	5/7/09	LOC	6,330	6,330
	Univ. of Houston TX Rev. VRDO	0.480%	5/7/09		12,585	12,585
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.510%	5/7/09		6,560	6,560
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.640%	5/7/09		3,580	3,580
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.640%	5/7/09		5,995	5,995

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.500%	5/7/09		19,895	19,895
1	Univ. of Texas Rev. TOB PUT	1.000%	7/30/09		33,215	33,215
	Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.380%	5/7/09		25,000	25,000
	Weslaco TX Health Facs. (Knapp Medical Center) VRDO	0.600%	5/7/09	LOC	4,850	4,850
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.500%	5/1/09		11,900	11,900
						2,738,531
Utah (1.1%)
	Davis County UT School Dist. TAN	3.000%	6/30/09		27,000	27,054
	Emery County UT PCR (Pacificorp) VRDO	0.550%	5/7/09	LOC	10,000	10,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.450%	5/1/09		40,000	40,000
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		13,985	13,985
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		12,250	12,250
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.650%	5/7/09		16,450	16,450
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		10,495	10,495
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.200%	5/7/09		16,475	16,475
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.650%	5/7/09		6,985	6,985
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.200%	5/7/09		4,600	4,600
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.200%	5/7/09		5,605	5,605
	Utah State Board of Regents Student Loan Rev. VRDO	0.620%	5/7/09	LOC	20,000	20,000
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.470%	5/7/09	(4)	29,075	29,075
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.500%	5/7/09		5,000	5,000
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.500%	5/7/09		3,845	3,845
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.510%	5/7/09		5,745	5,745
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.880%	5/7/09	(4)	10,690	10,690
						238,254
Vermont (0.1%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	0.410%	5/7/09	LOC	9,120	9,120
	Vermont Educ. & Health Buildings Finance Agency Rev. (Southwestern VT Medical) VRDO	0.500%	5/1/09	LOC	6,000	6,000
1	Vermont Housing Finance Agency Single Family TOB VRDO	0.570%	5/7/09	(4)	5,420	5,420
						20,540
Virginia (1.4%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.460%	5/7/09	LOC	6,000	6,000
	Capital Beltway Funding Corp. VA Toll Rev. VRDO	0.500%	5/7/09	LOC	15,000	15,000
	Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.500%	5/7/09	LOC	4,300	4,300
1	Fairfax County VA IDA Rev. TOB VRDO	0.640%	5/7/09		6,660	6,660
	Fairfax County VA IDA Rev. VRDO	0.350%	5/7/09		6,530	6,530
	Fairfax County VA Public Improvement GO	5.250%	4/1/10		5,815	6,068
1	Fairfax County VA Public Improvement TOB VRDO	0.500%	5/7/09		3,300	3,300

	Fairfax County Water Auth. Rev.	5.750%	4/1/10	(Prere.)	8,000	8,464
1	Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	0.510%	5/7/09		7,720	7,720
	Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	0.400%	5/7/09	LOC	6,800	6,800
	Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Bon Secours) VRDO	0.500%	5/7/09	LOC	4,300	4,300
	Norfolk VA GO VRDO	0.730%	5/7/09		12,180	12,180
	Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	0.700%	5/7/09		34,115	34,115
	Prince Williams County VA COP (Prince William County Fac.) VRDO	0.430%	5/7/09	LOC	17,500	17,500
1	Richmond VA Public Util. Rev. TOB VRDO	0.970%	5/7/09	(4)	4,875	4,875
1	Univ. of Virginia TOB VRDO	0.500%	5/7/09		2,005	2,005
1	Univ. of Virginia TOB VRDO	0.510%	5/7/09		7,560	7,560
1	Univ. of Virginia TOB VRDO	0.610%	5/7/09		12,000	12,000
1	Univ. of Virginia TOB VRDO	0.650%	5/7/09		3,300	3,300
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	9/1/09		2,760	2,801
	Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.800%	2/1/10		6,500	6,500
	Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.800%	3/1/10		10,500	10,500
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	3.000%	9/1/09		4,450	4,486
1	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	0.510%	5/7/09		9,295	9,295
1	Virginia College Building Auth. VA (Educ. Facs. Rev.) TOB VRDO	0.500%	5/7/09		8,550	8,550
	Virginia Commonwealth Transp. Board Federal Highway Ran	5.500%	10/1/09		2,000	2,041
1	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.570%	5/7/09		2,700	2,700
1	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.720%	5/7/09		6,600	6,600
1	Virginia Housing Dev. Auth. Rev. TOB VRDO	0.650%	5/7/09		13,735	13,735
1	Virginia Public School Auth. TOB VRDO	0.470%	5/7/09		9,275	9,275
1	Virginia Resources Auth. Clean Water Rev. TOB VRDO	0.510%	5/7/09		5,000	5,000
	Virginia Small Business Finance Auth. Rev. (Hampton Univ.) VRDO	0.480%	5/7/09	LOC	16,250	16,250
1	Winchester VA IDA Hosp. Rev. TOB VRDO	0.920%	5/7/09	(13)	44,735	44,735
						311,145
Washington (3.1%)
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.510%	5/7/09		6,200	6,200
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.820%	5/7/09		5,850	5,850
1	Chelan County WA Public Util. Dist. (Conservation Rev.) TOB VRDO	1.030%	5/7/09		9,970	9,970
	Chelan County WA Public Util. Dist. VRDO	0.700%	5/7/09		92,880	92,880

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Energy Northwest WA Electric Rev. TOB VRDO	0.500%	5/7/09		5,120	5,120
	Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	1.200%	5/7/09		6,400	6,400
1	King County WA GO TOB VRDO	0.770%	5/7/09		7,850	7,850
1	King County WA Sewer Rev. TOB VRDO	0.520%	5/7/09	LOC	7,630	7,630
1	King County WA Sewer Rev. TOB VRDO	0.640%	5/7/09		5,650	5,650
1	Port of Seattle WA Rev. TOB VRDO	0.570%	5/7/09	(4)	14,140	14,140
1	Port of Seattle WA Rev. TOB VRDO	0.970%	5/7/09		7,420	7,420
1	Port of Seattle WA Rev. TOB VRDO	1.050%	5/7/09	(4)	12,100	12,100
	Port of Seattle WA Rev. VRDO	5.000%	5/7/09	LOC	90,630	90,630
1	Seattle WA Drain & Wastewater Rev. TOB VRDO	0.510%	5/7/09		6,370	6,370
1	Seattle WA Drain & Wastewater Rev. TOB VRDO	0.850%	5/7/09	(4)	11,200	11,200
1	Seattle WA Muni. Light & Power Rev. TOB VRDO	1.470%	5/7/09	(4)	10,000	10,000
1	Seattle WA Muni. Light & Power Rev. TOB VRDO	1.470%	5/7/09	(4)	5,995	5,995
1	Seattle WA Water System Rev. TOB VRDO	0.520%	5/7/09	LOC	12,895	12,895
	Snohomish County WA Public Util. Dist.	3.750%	8/5/09		9,000	9,034
	Snohomish County WA Public Util. Dist. RAN	2.000%	5/26/10		30,400	30,855
	Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	0.750%	5/7/09	LOC	12,250	12,250
1	Tes Proporties WA TOB VRDO	0.500%	5/7/09		10,120	10,120
	Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	0.470%	5/7/09	LOC	7,625	7,625
	Washington GO	6.250%	6/1/09		11,465	11,515
	Washington GO	5.625%	7/1/09	(Prere.)	3,440	3,470
	Washington GO	6.000%	1/1/10	(Prere.)	1,000	1,033
	Washington GO	6.000%	1/1/10	(Prere.)	5,335	5,510
	Washington GO	6.000%	1/1/10	(Prere.)	12,990	13,471
	Washington GO	6.000%	1/1/10	(Prere.)	1,250	1,291
1	Washington GO TOB VRDO	0.600%	5/1/09	(4)	3,995	3,995
1	Washington GO TOB VRDO	0.500%	5/7/09		3,000	3,000
1	Washington GO TOB VRDO	0.510%	5/7/09	LOC	11,085	11,085
1	Washington GO TOB VRDO	0.510%	5/7/09	LOC	8,660	8,660
1	Washington GO TOB VRDO	0.560%	5/7/09		6,000	6,000
1	Washington GO TOB VRDO	0.560%	5/7/09		8,325	8,325
1	Washington GO TOB VRDO	0.630%	5/7/09		6,075	6,075
1	Washington GO TOB VRDO	0.660%	5/7/09		3,085	3,085
1	Washington GO TOB VRDO	0.820%	5/7/09	(4)	7,995	7,995
1	Washington GO TOB VRDO	0.930%	5/7/09	(4)	9,285	9,285
1	Washington GO TOB VRDO	0.970%	5/7/09	(4)	6,770	6,770
1	Washington Health Care Fac. Auth. (Catholic Health Initiatives) TOB VRDO	0.500%	5/7/09		7,505	7,505
	Washington Health Care Fac. Auth. (Children’s Hospital) VRDO	0.480%	5/7/09	LOC	16,960	16,960
	Washington Health Care Fac. Auth. (Children’s Hospital) VRDO	0.500%	5/7/09	LOC	11,000	11,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	0.400%	5/7/09	LOC	5,000	5,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	0.400%	5/7/09	LOC	5,400	5,400
1	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.880%	5/7/09	(4)	12,475	12,475
1	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.890%	5/7/09	(4)	8,610	8,610
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.700%	5/7/09	LOC	13,350	13,350
	Washington Health Care Fac. Auth. (Swedish Health Services) TOB VRDO	0.700%	5/7/09	LOC	18,470	18,470

	Washington Health Care Fac. Auth. (Swedish Health Services) VRDO	0.400%	5/7/09	LOC	12,000	12,000
	Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	0.680%	5/7/09	LOC	15,570	15,570
	Washington Housing Finance Comm. Multi Family Housing Rev. VRDO	0.630%	5/7/09	LOC	4,375	4,375
1	Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	0.630%	5/7/09		19,995	19,995
1	Washington State GO TOB VRDO	0.510%	5/7/09		5,318	5,318
1	Washington State GO TOB VRDO	0.510%	5/7/09		11,532	11,531
						666,308
West Virginia (0.4%)
	Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	0.480%	5/7/09	LOC	4,050	4,050
	West Virginia Commissioner of Highways Special Obligation	3.000%	9/1/09		9,840	9,908
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.430%	5/7/09	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Cabell Hospital) VRDO	0.460%	5/7/09	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.400%	5/7/09	LOC	18,250	18,250
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.550%	5/7/09	LOC	11,000	11,000
	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.460%	5/7/09	LOC	8,400	8,400
1	West Virginia Housing Dev. Rev. TOB VRDO	0.780%	5/7/09		4,650	4,650
						76,258
Wisconsin (3.0%)
	Madison WI Metro. School Dist. TRAN	3.000%	9/4/09		64,000	64,288
	Oak Creek City WI (Wisconsin Electric Power Company Project) VRDO	1.450%	5/7/09	LOC	18,000	18,000
	Pleasant Prairie Village WI PCR Refunding Bonds Rev. (Wisconsin Electric Power Company) VRDO	0.480%	5/7/09	LOC	9,100	9,100
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.450%	5/1/09	LOC	9,600	9,600
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.480%	5/7/09	LOC	4,870	4,870
	Wisconsin Dept. of Transp. Rev. CP	0.530%	6/2/09		30,550	30,550
	Wisconsin Dept. of Transp. Rev. CP	0.550%	6/2/09	LOC	37,149	37,149
1	Wisconsin GO TOB VRDO	0.510%	5/7/09		6,395	6,395

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Incorporated) VRDO	0.450%	5/7/09 LOC	19,000	19,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services) VRDO	0.450%	5/7/09 LOC	9,325	9,325
	Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.450%	5/7/09 LOC	15,000	15,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.420%	5/7/09 LOC	7,500	7,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Marquette Univ.) VRDO	0.630%	5/7/09 LOC	4,400	4,400
	Wisconsin Health & Educ. Fac. Auth. Rev. (Medical College Wisconsin) VRDO	0.400%	5/7/09 LOC	15,500	15,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.500%	5/18/09 LOC	12,500	12,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.550%	7/10/09 LOC	11,500	11,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	0.590%	5/7/09 LOC	7,250	7,250
1	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	0.700%	5/7/09	3,645	3,645
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.480%	5/7/09	1,175	1,175
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	5/7/09	16,905	16,905
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.630%	5/7/09	9,900	9,900
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.630%	5/7/09	1,755	1,755
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.630%	5/7/09	50,700	50,700
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.630%	5/7/09	50,820	50,820
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.630%	5/7/09	34,000	34,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.730%	5/7/09	18,520	18,520
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.780%	5/7/09	91,915	91,915
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.230%	5/7/09 (4)	9,110	9,110
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.730%	5/7/09	5,220	5,220
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.750%	5/7/09	10,165	10,165
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.750%	5/7/09	10,950	10,950
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.750%	5/7/09	5,175	5,175
1	Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	0.510%	5/7/09 LOC	10,220	10,220
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	9/17/09 LOC	7,450	7,484
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	10/30/09 LOC	20,000	20,128
					639,714
Wyoming (0.5%)
	Sweetwater County WY PCR (Pacificorp) CP	0.600%	5/14/09 LOC	13,175	13,175
	Sweetwater County WY PCR (Pacificorp) VRDO	0.600%	5/7/09 LOC	3,750	3,750
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.750%	5/7/09	7,500	7,500
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.750%	5/7/09	10,000	10,000

Wyoming Community Dev. Auth. Housing Rev. VRDO	0.750%	5/7/09	12,000	12,000
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.750%	5/7/09	6,050	6,050
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.750%	5/7/09	3,000	3,000
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.750%	5/7/09	8,000	8,000
Wyoming Student Loan Corp. Rev. VRDO	0.590%	5/7/09 LOC	50,000	50,000
113,475
Total Tax-Exempt Municipal Bonds (Cost $20,542,171)	20,542,171

Shares
Temporary Cash Investment (4.8%)
Money Market Fund (4.8%)
2	Vanguard Municipal Cash Management Fund (Cost $1,045,377)	0.596%	1,045,376,598	1,045,377
Total Investments (99.9%) (Cost $21,587,548)	21,587,548
Other Assets and Liabilities (0.1%)
Other Assets	216,984
Liabilities	(197,178)
19,806
Net Assets (100%)
Applicable to 21,606,207,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,607,354
Net Asset Value Per Share	$1.00

Tax-Exempt Money Market Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	21,606,912
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	442
Net Assets	21,607,354

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $5,317,270,000, representing 24.6% of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.8%)
Alabama (1.1%)
	Alabama Public School & College Auth.	5.000%	12/1/11	7,500	8,179
	Alabama Public School & College Auth.	5.000%	12/1/12	21,510	23,902
1	Alabama Public School & College Auth. TOB VRDO	2.380%	5/7/09	29,360	29,360
	Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	6.000%	5/15/09	12,000	12,000
	Huntsville AL Capital Improvement GO	5.000%	9/1/10	1,030	1,087
	Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,378
	Huntsville AL Health Care Auth. Rev.	5.750%	6/1/11 (Prere.)	5,000	5,510
					81,416
Alaska (0.0%)
	Anchorage AK GO	5.125%	12/1/09 (1)	2,000	2,053

Arizona (2.1%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10	2,000	2,033
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,069
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	3,000	3,128
1	Arizona Health Fac. Auth. Rev. (Banner Health) TOB VRDO	0.640%	5/7/09	8,840	8,840
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.500%	5/7/09 LOC	9,600	9,600
	Arizona School Fac. Board Rev. COP	5.000%	9/1/10	10,000	10,394
	Arizona School Fac. Board Rev. COP	5.000%	9/1/11	23,870	25,235
	Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	26,537
1	Mesa AZ Util. System Rev. TOB VRDO	1.720%	5/7/09 (4)	8,250	8,250
1	Mesa AZ Util. System Rev. TOB VRDO	1.720%	5/7/09 (4)	7,500	7,500
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09 (2)	5,500	5,541
	Pima County AZ COP	5.000%	6/1/10	7,300	7,557
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10 (1)	15,000	15,493
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	12/1/10 (1)	6,050	6,373
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,500	13,308
					151,858
Arkansas (0.0%)
	Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10 (1)	3,000	3,141

California (5.0%)
	California Communities NT Program NT Participation TRAN	3.000%	7/31/09	15,000	15,086
	California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.) VRDO	1.500%	5/7/09 LOC	6,000	6,000
	California GO	5.000%	6/1/13	2,025	2,212
	California GO CP	3.500%	5/12/09	8,000	8,008
1	California GO TOB VRDO	2.500%	5/7/09 (4)LOC	19,005	19,005
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/09	3,000	3,024
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/10	3,000	3,084
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/11	5,000	5,200
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,136
1	California Health Fac. Finance Auth. Rev. (Sutter Health) TOB VRDO	0.870%	5/7/09 (13)(1)	19,300	19,300

	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	10,000	10,579
	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	2,500	2,759
	California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13	20,000	20,119
	California State Econ. Recovery Bonds	5.250%	7/1/14 (1)	6,500	7,222
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	16,000	16,406
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	16,000	16,557
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11	8,000	8,468
1	California State GO TOB VRDO	1.670%	5/7/09 (4)	7,925	7,925
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	5,000	5,057
1	East Bay CA Muni. Util. Dist. Waste Water System Rev. TOB VRDO	0.920%	5/7/09 (4)	10,475	10,475
1	East Side CA Union High School Dist. TOB VRDO	3.860%	5/7/09	24,135	24,135
	Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10 (Prere.)	5,000	5,322
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	21,550	24,158
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,350	12,724
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,629
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	15,000	16,466
	Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,494
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	7,500	8,771
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/11 (1)	13,255	13,996
	Los Angeles CA USD GO	5.000%	7/1/11	13,325	14,317
	Northern California Power Agency (Geothermal Project)	5.000%	7/1/09 (ETM)	5,415	5,457
	San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,451
	Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.600%	5/7/09 (4)	25,000	25,000
					361,542

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Colorado (1.4%)
	Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11	10,000	10,831
	Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/12 (1)	21,350	23,644
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10	15,000	15,140
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.250%	11/12/13	8,000	8,337
1	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.820%	5/7/09 (4)	10,000	10,000
	Denver CO City & County Airport Rev.	6.000%	11/15/13 (1)	5,000	5,638
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11 (1)	15,000	15,023
1	Jefferson County CO School Dist. GO TOB VRDO	0.820%	5/7/09 (4)	13,660	13,660
	Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10	2,500	2,618
					104,891
Connecticut (0.3%)
	Connecticut GO	5.000%	11/1/10	3,000	3,187
	Connecticut Revolving Fund	5.000%	2/1/11	4,130	4,421
	Connecticut Revolving Fund	5.000%	2/1/12	4,000	4,409
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.000%	10/1/09 (1)	11,940	12,208
					24,225
Delaware (0.6%)
	Delaware GO	5.000%	5/1/10	5,000	5,228
	Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/10 (1)	17,310	18,186
	New Castle County DE GO	4.000%	7/15/11	3,025	3,225
	Univ. of Delaware Rev. PUT	2.000%	6/1/11	15,000	15,036
					41,675
District of Columbia (0.9%)
1	District Columbia Income Tax Rev. TOB VRDO	0.560%	5/7/09	4,995	4,995
	District of Columbia GO	5.000%	6/1/09 (2)	4,630	4,643
	District of Columbia GO	5.000%	1/1/10 (1)	4,000	4,079
	District of Columbia GO	5.500%	6/1/10 (4)	10,000	10,505
1	District of Columbia GO TOB VRDO	1.720%	5/7/09 (4)	15,490	15,490
1	District of Columbia GO TOB VRDO	1.720%	5/7/09 (4)	7,770	7,770
	District of Columbia Rev. VRDO	0.500%	5/7/09 LOC	14,800	14,800
					62,282
Florida (6.8%)
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10 (1)	28,405	28,731
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	25,000	25,393
	Clay County FL Sales Surtax Rev.	5.000%	10/1/11 (12)	3,500	3,690
	Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10 (4)	2,920	3,059
	Dade County FL School Dist. GO	5.000%	8/1/09 (1)	8,595	8,671
1	Duval County FL School Board COP TOB VRDO	1.720%	5/7/09 (4)	11,430	11,430
	Florida Board of Educ. Capital Outlay	5.750%	6/1/10	18,000	18,968
	Florida Board of Educ. Public Educ.	5.000%	6/1/10	16,120	16,866
	Florida Board of Educ. Public Educ.	5.250%	6/1/10	4,925	5,165
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/09	2,855	2,866
	Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/11	3,525	3,719
	Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/12	1,945	2,076
1	Florida Board of Educ. Public Educ. TOB VRDO	0.640%	5/7/09	5,455	5,455
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/09 (2)	6,890	6,933
	Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/10 (1)	3,620	3,798

	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/11	6,980	7,401
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09 (1)	5,000	5,031
	Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/10 (4)	4,340	4,532
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11	5,280	5,585
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12	5,545	5,931
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/09	29,700	29,828
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10	24,550	25,050
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	10,000	10,262
	Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11	5,000	4,981
	Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	6,000	5,991
	Florida Turnpike Auth. Rev.	5.000%	7/1/10 (1)	9,830	10,278
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09	13,000	13,260
	Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/11 (1)	5,560	5,936
	Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,257
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.550%	5/1/09 LOC	5,800	5,800
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/10	5,380	5,620
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11	12,000	12,773
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12	12,000	12,959
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10 (1)(Prere.)	4,300	4,587
1	Miami-Dade County FL GO TOB VRDO	0.980%	5/7/09 (4)	9,900	9,900
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11 (1)	5,000	4,998
	Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/10 (1)	5,000	5,247

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Broward FL Hosp. Dist. Rev. VRDO	0.520%	5/7/09 LOC	27,595	27,595
	Ocala FL Water & Sewer Rev.	5.750%	10/1/11 (3)(Prere.)	13,605	15,233
	Orlando & Orange County FL Expressway Auth.	5.000%	7/1/11 (2)	7,000	7,370
	Orlando & Orange County FL Expressway Auth.	5.000%	7/1/12 (2)	5,000	5,330
	Orlando & Orange County FL Expressway Auth. VRDO	2.750%	5/7/09 (4)	24,000	24,000
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	21,000	21,161
	Orlando FL Waste Water System Rev.	5.000%	10/1/10 (2)	2,805	2,937
1	South Florida Water Management Dist. TOB VRDO	0.840%	5/7/09 (12)	5,985	5,985
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,000	4,160
1	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida) TOB VRDO	0.640%	5/7/09	6,000	6,000
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/09 LOC	4,600	4,653
	Univ. of South Florida Financing Corp. VRDO	0.480%	5/7/09 LOC	20,000	20,000
					493,451
Georgia (5.2%)
1	Atlanta GA Airport Fac. Rev. TOB VRDO	1.370%	5/7/09 (4)	11,170	11,170
	Atlanta GA Wastewater Rev. CP	2.650%	5/5/09 LOC	38,954	38,964
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	0.930%	5/7/09 (13)(4)	9,600	9,600
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	7/14/09	10,000	10,018
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	15,000	15,709
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	9,880	9,987
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,054
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (1)	7,500	7,723
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10	2,000	2,083
	Coffee County GA School Dist. GO	6.000%	8/1/09	3,060	3,102
	DeKalb County GA School Dist. GO	5.000%	2/1/12	30,000	32,926
	Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.950%	5/7/09	45,520	45,520
	Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.970%	5/7/09	25,500	25,500
	Georgia GO	5.000%	8/1/09	15,995	16,180
	Georgia GO	5.000%	12/1/09	9,445	9,697
	Georgia GO	5.500%	7/1/10	4,500	4,757
	Georgia GO	5.000%	10/1/10	7,620	8,072
	Georgia GO	5.000%	12/1/10	9,985	10,643
	Georgia GO	5.700%	7/1/11	12,430	13,683
	Georgia GO	6.250%	8/1/11	5,195	5,791
1	Georgia GO TOB VRDO	0.670%	5/7/09	10,020	10,020
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10	2,500	2,615
	Georgia Road & Tollway Auth. Rev.	4.000%	6/1/11	2,530	2,665
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/13	13,875	15,459
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.480%	5/7/09 LOC	9,400	9,400
	Gwinnett County GA Water & Sewer Auth Rev. VRDO	0.500%	5/7/09	5,500	5,500
	Henry County GA GO	5.000%	7/1/11	5,790	6,271
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	12,000	11,983

	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	9,000	8,813
1	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.890%	5/7/09	4,725	4,725
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/12	3,010	3,211
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	5,000	5,444
	Whitfield County GA School District GO	5.000%	4/1/11	3,250	3,477
					375,762
Hawaii (0.3%)
	Hawaii GO	5.000%	9/1/10 (1)	5,000	5,276
	Honolulu HI City & County GO	5.000%	7/1/10 (1)	3,980	4,176
	Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,065	4,265
	Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,515	4,738
1	Honolulu HI City & County Wastewater System Rev. TOB VRDO	1.370%	5/7/09 (4)	4,995	4,995
					23,450
Idaho (0.4%)
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.700%	5/1/09 (4)	5,700	5,700
	Idaho Housing & Finance Assn. RAN	5.000%	7/15/10	8,210	8,579
	Idaho Housing & Finance Assn. RAN	5.000%	7/15/11	7,410	7,933
	Idaho Housing & Finance Assn. RAN	5.000%	7/15/12	6,675	7,275
					29,487
Illinois (4.8%)
	Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10 (1)(ETM)	2,775	2,961
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11 (1)	3,000	3,223
1	Chicago IL Board of Educ. TOB VRDO	0.820%	5/7/09 (4)	8,695	8,695
	Chicago IL Board of Educ. VRDO	2.250%	5/7/09 (4)	19,470	19,470
1	Chicago IL GO TOB VRDO	0.500%	5/1/09 (4)	15,320	15,320
1	Chicago IL GO TOB VRDO	0.980%	5/7/09 (4)	6,145	6,145
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (4)	2,670	2,686
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10 (ETM)	10,000	10,697

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.500%	5/7/09	10,240	10,240
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (1)	4,400	4,722
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	1.720%	5/7/09 (4)	13,225	13,225
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	1.720%	5/7/09 (4)	7,000	7,000
	Chicago IL Park Dist.	5.000%	1/1/10	1,500	1,541
	Chicago IL Park Dist.	5.000%	1/1/10	2,275	2,337
	Chicago IL Park Dist.	5.000%	1/1/11	2,765	2,924
	Chicago IL Park Dist.	5.000%	1/1/11	3,205	3,390
	Chicago IL Park Dist. GO	5.000%	1/1/10 (1)	8,145	8,366
	Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/10	2,500	2,593
	Chicago IL Transit Auth. Rev.	5.250%	6/1/09 (2)	1,000	1,003
1	Chicago IL Water Rev. TOB VRDO	0.820%	5/7/09 (4)	7,495	7,495
1	Chicago IL Water Rev. TOB VRDO	0.880%	5/7/09 (4)	7,745	7,745
1	Cook County IL GO TOB VRDO	0.820%	5/7/09	5,640	5,640
	Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12 (3)(Prere.)	3,750	4,265
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09	7,060	7,096
	Illinois Finance Auth. (Advocate Health Care) Rev.	3.875%	5/1/12	5,000	5,006
	Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.430%	5/7/09 LOC	13,000	13,000
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	3.000%	8/15/10	1,000	1,014
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/11	2,445	2,587
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/12	4,630	4,992
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/13	3,250	3,521
	Illinois Finance Auth. Rev. (Presbyterian Homes) VRDO	1.040%	5/7/09 (4)	7,905	7,905
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10 (4)	3,600	3,681
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10 (4)	3,800	3,886
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11 (4)	3,490	3,618
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11 (4)	4,000	4,147
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,385
	Illinois GO	4.250%	6/1/09	3,400	3,410
	Illinois GO	5.000%	6/1/09	8,955	8,988
	Illinois GO	4.500%	6/24/09	25,000	25,112
	Illinois GO	5.250%	8/1/09 (1)	2,135	2,159
	Illinois GO	5.500%	8/1/09	8,610	8,719
	Illinois GO	5.000%	10/1/09	14,800	15,065
	Illinois GO	5.000%	1/1/10	6,000	6,170
	Illinois GO	5.000%	3/1/11	8,350	8,892
1	Illinois GO TOB VRDO	0.570%	5/7/09	30,575	30,575
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.130%	5/7/09	2,600	2,600
1	Melean & Woodford Counties IL USD TOB VRDO	1.720%	5/7/09 (4)	11,225	11,225
	Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.580%	5/7/09	8,700	8,700
					348,136
Indiana (2.1%)

	Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10 (Prere.)	3,100	3,323
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11	1,000	1,042
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12	1,700	1,794
	Indiana Finance Auth. Rev.	5.000%	7/1/10	2,105	2,194
	Indiana Finance Auth. Rev.	5.000%	7/1/10	1,955	2,037
	Indiana Finance Auth. Rev.	5.000%	7/1/11	2,305	2,458
	Indiana Finance Auth. Rev.	5.000%	7/1/11	1,270	1,354
	Indiana Finance Auth. Rev.	5.000%	7/1/12	1,495	1,621
	Indiana Finance Auth. Rev.	5.000%	7/1/12	3,415	3,704
	Indiana Finance Auth. Rev.	5.000%	11/1/12	12,130	13,283
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	4,000	4,059
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09	10,000	10,170
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09	5,000	5,085
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10	17,565	18,232
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,028
	Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10 (4)	6,535	6,854
1	Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	0.470%	5/7/09	9,120	9,120
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09	9,270	9,373
	Indianapolis IN Gas Util. Rev.	3.000%	6/1/09	2,500	2,502
	Indianapolis IN Gas Util. Rev.	4.000%	6/1/10	4,065	4,147
	Indianapolis IN Gas Util. Rev.	5.000%	6/1/11	4,225	4,420
	Indianapolis IN Gas Util. Rev.	5.000%	6/1/12	8,870	9,384
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.630%	5/7/09	12,725	12,725
	Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/11	1,000	1,079
	Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/13	1,000	1,120
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	12,500	12,962
					154,070

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Iowa (0.1%)
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	2.100%	12/1/11	8,000	8,081

Kansas (0.1%)
	Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.500%	5/7/09 LOC	5,385	5,385
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09	750	757
					6,142
Kentucky (1.5%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/09 (2)	4,500	4,539
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09 (1)	14,455	14,669
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/10 (1)	5,825	6,135
	Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10	5,000	5,100
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10 (1)	2,190	2,263
	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10 (Prere.)	5,955	6,308
	Kentucky Property & Building Comm. Rev.	5.000%	11/1/10 (1)	15,230	16,084
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/12	4,335	4,770
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/13	3,730	4,169
	Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.375%	12/1/11	10,000	10,293
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.920%	5/7/09 (13)	6,640	6,640
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.920%	5/7/09 (13)(4)	28,335	28,335
					109,305
Louisiana (0.5%)
	Louisiana GO	5.000%	5/1/09 (4)	14,015	14,016
	Louisiana GO	5.000%	7/15/10 (11)	2,000	2,080
1	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	1.380%	5/7/09 (4)	4,995	4,995
1	Louisiana State Gas & Fuels Tax Rev TOB VRDO	1.170%	5/7/09 (4)	5,885	5,885
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	10,000	10,137
					37,113
Maine (0.2%)
	Maine Housing Auth. Mortgage Rev. VRDO	2.900%	5/7/09	13,000	13,000

Maryland (1.4%)
	Maryland GO	5.000%	3/15/10	18,520	19,255
	Maryland GO	5.000%	2/1/11	15,000	16,067
	Maryland GO	5.000%	3/1/11	14,375	15,443
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11	5,000	5,287
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11	750	756
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12	1,000	1,031
	Maryland Transp. Auth. Rev.	4.000%	3/1/10	4,550	4,684
	Maryland Transp. Auth. Rev.	5.000%	3/1/11	22,380	24,009
	Montgomery County MD GO	5.000%	5/1/10	10,000	10,453
	Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/10	8,000	8,302
					105,287
Massachusetts (4.0%)
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09	5,300	5,300

	Massachusetts GAN	5.750%	6/15/09	10,900	10,971
	Massachusetts GO	5.000%	11/1/09	10,000	10,228
	Massachusetts GO	5.875%	2/1/10 (Prere.)	16,585	17,417
	Massachusetts GO	5.875%	2/1/10 (Prere.)	7,600	7,981
	Massachusetts GO	5.750%	6/1/10 (Prere.)	35,045	37,001
	Massachusetts GO	6.000%	6/1/10 (Prere.)	10,000	10,585
	Massachusetts GO	5.250%	8/1/10	2,000	2,113
	Massachusetts GO	5.500%	1/1/11	8,560	9,193
	Massachusetts GO	6.000%	11/1/11	10,810	12,051
1	Massachusetts GO TOB VRDO	1.130%	5/7/09 (2)	3,950	3,950
1	Massachusetts GO TOB VRDO	2.500%	5/7/09 LOC	12,985	12,985
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.750%	1/4/12	4,000	4,055
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12	3,000	3,023
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.630%	5/7/09	7,500	7,500
2	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12	6,000	6,002
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12	5,000	5,218
	Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	1.750%	5/7/09 (4)	25,500	25,500
	Massachusetts Housing Finance Agency Housing Rev. VRDO	2.500%	5/7/09 (4)	33,850	33,850
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/09	11,500	11,648
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	5,200	5,318
1	Massachusetts Water Pollution Abatement Trust TOB VRDO	0.820%	5/7/09 (4)	3,920	3,920
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.790%	5/7/09 LOC	20,955	20,955
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.790%	5/7/09 (4)LOC	19,985	19,985
	Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11 (1)	3,415	3,575
					290,324

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Michigan (2.3%)
	Detroit MI GO	5.000%	4/1/11 (12)	8,465	8,534
	Detroit MI GO	5.000%	4/1/12 (12)	8,860	8,912
	Detroit MI RAN	5.000%	3/1/10	25,000	25,200
	Detroit MI Sewer System Rev.	6.000%	7/1/09 (1)	5,000	5,024
	Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	5,690	5,841
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	6,250	6,160
	Michigan Building Auth. Rev.	5.000%	10/15/09 (4)	5,000	5,087
	Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	12,325	12,789
	Michigan Building Auth. Rev.	5.250%	10/15/10	5,360	5,430
1	Michigan Building Auth. Rev. TOB VRDO	0.920%	5/7/09 LOC	25,890	25,890
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10 (4)	2,070	2,172
	Michigan GO	5.000%	5/1/11	5,000	5,264
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	4/1/11	5,935	6,153
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	10,000	10,015
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,162
	Michigan Trunk Line Rev.	5.000%	11/1/10 (1)	3,540	3,719
	Oakland Univ. of Michigan Rev. VRDO	1.000%	5/7/09 LOC	19,800	19,800
1	Western Michigan Univ. GO TOB VRDO	1.720%	5/7/09 (4)	4,995	4,995
					164,147
Minnesota (1.5%)
	Minnesota GO	5.000%	8/1/10	11,720	12,353
	Minnesota GO	5.000%	8/1/10	37,375	39,393
	Minnesota GO	5.000%	10/1/10	18,175	19,248
	Minnesota GO	5.000%	11/1/10	10,000	10,623
	Minnesota GO	3.000%	12/1/10	5,535	5,724
	Minnesota GO	4.000%	12/1/11	11,725	12,603
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/09	2,800	2,812
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/11	2,000	2,083
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,242
					110,081
Mississippi (0.3%)
	Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11	4,865	5,026
	Mississippi GO	5.000%	10/1/09	5,770	5,878
	Mississippi GO	6.000%	11/1/09 (Prere.)	10,800	11,090
					21,994
Missouri (1.1%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	5,000	5,060
	Kansas City MO Special Obligation VRDO	0.500%	5/7/09 LOC	9,000	9,000
	Kansas City MO Water Rev.	4.000%	12/1/10	3,750	3,913
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.520%	5/7/09 LOC	6,000	6,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.520%	5/7/09 LOC	14,250	14,250
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.520%	5/7/09 LOC	15,000	15,000
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	10,000	10,154
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	5,000	5,077
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	9,165	9,166
					77,620

Nebraska (0.1%)
	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.000%	1/15/11	1,405	1,478
1	Nebraska Public Power Dist. Rev. TOB VRDO	0.930%	5/7/09 (13)(4)	5,665	5,665
					7,143
Nevada (4.2%)
	Clark County NV Airport Improvement Rev.	5.250%	7/1/11 (3)(Prere.)	4,245	4,624
	Clark County NV Bond Bank GO	5.000%	11/1/09 (2)	6,010	6,125
	Clark County NV Bond Bank GO	5.500%	7/1/10 (1)(Prere.)	23,000	24,314
	Clark County NV Bond Bank GO	5.000%	6/1/12	5,000	5,424
	Clark County NV GO	5.000%	11/1/11	7,315	7,897
	Clark County NV GO	5.000%	11/1/12	6,755	7,416
	Clark County NV Highway Imrpovement Motor Vehicle Fuel Tax	5.000%	7/1/11 (2)	7,120	7,512
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10	1,500	1,560
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11	3,595	3,820
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12	2,700	2,916
	Clark County NV School Dist. GO	5.250%	6/15/09 (1)	16,920	17,009
	Clark County NV School Dist. GO	5.250%	6/15/09 (4)(Prere.)	5,000	5,030
	Clark County NV School Dist. GO	4.500%	6/15/10 (2)	20,110	20,793
	Clark County NV School Dist. GO	5.000%	6/15/10 (2)	1,100	1,143
	Clark County NV School Dist. GO	5.000%	6/15/10 (1)	3,975	4,132
	Clark County NV School Dist. GO	5.000%	6/15/10 (1)	15,730	16,352
	Clark County NV School Dist. GO	5.250%	6/15/10 (4)	10,495	10,551
	Clark County NV School Dist. GO	5.250%	6/15/10 (4)	13,675	14,216

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Clark County NV School Dist. GO	5.000%	6/15/11 (1)	8,000	8,469
	Clark County NV School Dist. GO	5.250%	6/15/11 (1)	15,000	15,992
	Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	6,000	6,668
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11 (1)	5,000	5,256
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12 (1)	5,125	5,456
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10	6,120	6,272
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11	2,925	3,068
1	Las Vegas Valley Water Dist. Nevada TOB VRDO	0.570%	5/7/09	56,285	56,285
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11 (4)	6,215	6,623
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11 (1)	5,210	5,633
	Nevada GO	6.000%	5/15/09	6,500	6,514
	Nevada GO	5.000%	12/1/10 (4)	3,640	3,852
1	Nevada Higher Education Rev. TOB VRDO	0.820%	5/7/09	7,590	7,590
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09	5,000	5,116
					303,628
New Jersey (5.2%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10 (4)	6,495	6,728
	Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,607
	New Jersey Building Auth. Rev.	5.000%	6/15/10	7,505	7,785
	New Jersey COP	5.000%	6/15/12	3,800	4,074
	New Jersey COP	5.000%	6/15/13	5,000	5,422
	New Jersey COP	5.000%	6/15/14	5,120	5,560
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12	7,570	8,115
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09 (4)	1,190	1,203
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09 (4)	3,300	3,337
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09 (4)	11,455	11,582
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10 (4)	6,225	6,395
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,029
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)	2,000	2,080
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)	7,015	7,296
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	5,055	5,330
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11	4,500	4,799
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/09	5,610	5,691
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10	10,000	10,531
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/10	2,980	3,134
	New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.500%	12/1/13	8,200	8,188
	New Jersey GO	6.000%	2/15/13	5,000	5,738
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/09	2,330	2,361
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11	3,200	3,359
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12	3,995	4,255

	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	2,025	2,277
	New Jersey Turnpike Auth. Rev. VRDO	1.750%	5/7/09 (4)	48,000	48,000
	New Jersey Turnpike Auth. Rev. VRDO	3.750%	5/7/09 LOC	85,500	85,500
	Newark NJ GO	3.250%	1/20/10	20,000	20,170
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	15,000	16,198
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12 (Prere.)	5,000	5,692
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	35,885	37,626
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	14,000	16,545
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32 (Prere.)	14,500	16,731
					377,338
New Mexico (0.8%)
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	14,335	14,396
	New Mexico GO	5.000%	3/1/13	5,535	6,238
2	New Mexico GO	5.000%	3/1/13	7,845	8,841
2	New Mexico GO	5.000%	3/1/14	9,405	10,712
	New Mexico Severance Tax Rev.	5.000%	7/1/09	1,000	1,007
	New Mexico Severance Tax Rev.	5.000%	7/1/09 (2)	2,000	2,015
	New Mexico Severance Tax Rev.	5.000%	7/1/09	15,755	15,873
	New Mexico Severance Tax Rev.	5.000%	7/1/10	1,000	1,049
					60,131
New York (6.1%)
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,803
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09 (ETM)	22,260	22,841
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,089
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	13,339
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12	20,000	20,970
1	Metro. New York Transp. Auth. Rev. TOB VRDO	0.910%	5/7/09 (13)	11,780	11,780
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.370%	5/7/09 (4)	5,435	5,435
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.710%	5/7/09 (4)	8,275	8,275
	Metro. New York Transp. Auth. Rev. VRDO	2.000%	5/7/09 (4)	80,000	80,000
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10	4,000	4,220

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Cultural Resources Rev. (Trust for Cultural Resources)	2.750%	7/1/12	8,000	8,010
	New York City NY GO	5.000%	8/1/09	6,895	6,967
	New York City NY GO	5.000%	8/1/09 (ETM)	3,900	3,945
	New York City NY GO	5.000%	8/1/09	30	30
	New York City NY GO	5.500%	8/1/09 (ETM)	3,070	3,110
	New York City NY GO	5.500%	8/1/09	18,310	18,520
	New York City NY GO	5.000%	8/1/10	3,000	3,143
	New York City NY GO	5.250%	11/1/10 (2)	7,715	8,165
	New York City NY GO	5.000%	8/1/12	27,760	30,137
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09 (1)	2,000	2,014
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26	4,950	5,251
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29	4,000	4,155
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09 (ETM)	5,000	5,116
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.960%	5/7/09 (4)(3)	9,650	9,650
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.710%	5/7/09 (4)	12,000	12,000
	New York State Dormitory Auth. Rev.	5.000%	2/15/10 (4)	6,480	6,667
	New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09 (1)	10,000	10,067
	New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12	5,000	5,310
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/11	7,720	8,255
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12	8,140	8,897
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12	3,890	4,252
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	6,200	6,543
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11	4,280	4,559
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	4,091
	New York State Urban Dev. Corp. Rev.	3.000%	12/15/10	3,835	3,946
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10	2,800	2,870
	North Hempstead NY GO	6.400%	4/1/10 (1)	1,500	1,577
	Oyster Bay NY GO	5.000%	2/15/11	1,000	1,072
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	32,500	33,548
	Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10 (ETM)	28,550	29,726
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.150%	5/7/09 (4)	16,535	16,535
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10	5,000	5,147
					445,027
North Carolina (3.9%)
	Charlotte NC Airport Rev.	5.000%	7/1/12	6,530	7,022
	Charlotte NC Airport Rev.	5.000%	7/1/14	2,485	2,700
	Concord NC Util. System Rev. VRDO	0.680%	5/7/09 (4)	29,320	29,320
	Guilford County NC GO	5.000%	2/1/11	8,230	8,815
	Guilford County NC GO VRDO	2.750%	5/7/09	30,615	30,615
1	Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.930%	5/7/09 (4)	5,025	5,025
1	Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.930%	5/7/09 (4)(7)	6,565	6,565
1	Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.930%	5/7/09 (4)(7)	6,000	6,000

Mecklenburg County NC COP	5.000%	2/1/11	1,000	1,065
Mecklenburg County NC GO	5.000%	2/1/11	10,480	11,225
Mecklenburg County NC GO VRDO	0.470%	5/7/09	12,720	12,720
New Hanover County NC Hosp. Rev. (New Haven Regional Medical Center) VRDO	0.500%	5/7/09 (4)	7,150	7,150
North Carolina GO	5.000%	4/1/10	4,000	4,167
North Carolina GO	5.500%	3/1/11	16,510	17,880
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.500%	5/7/09	57,380	57,380
North Carolina Medical Care Comm. Hosp. (Baptist Hosp.) VRDO	0.450%	5/7/09	5,915	5,915
North Carolina Medical Care Comm. Hosp. (Baptist Hosp.) VRDO	0.450%	5/7/09	5,000	5,000
North Carolina Muni. Power Agency Rev.	4.000%	1/1/10	2,000	2,032
North Carolina Muni. Power Agency Rev.	5.250%	1/1/13	6,000	6,489
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	10,000	10,895
Union County NC GO VRDO	0.470%	5/7/09	5,300	5,300
Wake County NC Public Improvement GO	5.000%	3/1/10	21,800	22,627
Wake County NC Public Improvement GO	5.000%	3/1/11	16,000	17,189
				283,096
Ohio (3.0%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10	3,000	2,990
Cleveland OH COP VRDO	0.470%	5/7/09 LOC	7,500	7,500
Columbus OH GO	5.000%	6/15/09	3,000	3,017
Columbus OH GO	5.500%	7/1/10	10,380	10,973
Columbus OH GO	5.000%	9/1/11	5,440	5,930
Columbus OH GO	5.000%	9/1/11	5,605	6,110
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.460%	5/7/09	4,400	4,400
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	10,000	10,035
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09 (1)	11,680	11,896
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09 (1)	11,580	11,794
Ohio GO	5.000%	9/15/10	8,925	9,426
Ohio GO	3.000%	8/1/11	11,540	12,012

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio GO	4.000%	8/1/11	7,460	7,930
	Ohio GO	5.000%	8/1/12	9,800	10,893
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09	5,000	5,019
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09	10,000	10,258
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10	9,000	9,641
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	0.500%	5/1/09	5,100	5,100
	Ohio Highway Capital Improvements GO	5.625%	5/1/10	4,900	5,150
	Ohio Infrastructure Improvement GO	5.000%	8/1/09	4,400	4,450
	Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	13,303
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/10	10,465	10,966
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12	10,000	11,028
	Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,369
	Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10	7,270	7,654
1	Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	0.570%	5/7/09	8,800	8,800
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/10	2,380	2,410
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11	2,500	2,549
	State of Ohio	5.000%	5/1/11	2,315	2,493
	State of Ohio	5.000%	5/1/12	2,100	2,322
					220,418
Oklahoma (1.0%)
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12	1,875	2,011
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.580%	5/7/09 (12)	33,600	33,600
	Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10	5,000	5,222
	Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12 (4)	5,000	5,258
	Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12 (2)	11,900	13,142
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09 (4)	4,620	4,628
	Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/09 (2)	11,725	11,770
					75,631
Oregon (0.4%)
	Metro. Oregon GO	5.000%	6/1/10	10,730	11,251
	Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	11,000	11,609
	Oregon State Dept. Administrative Services	5.000%	4/1/14	2,000	2,249
	Oregon State Dept. Transp. Highway Usertax Rev.	4.000%	11/15/11	2,000	2,138
					27,247
Pennsylvania (4.4%)
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/09	6,715	6,778
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10	14,400	14,906
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11	1,750	1,823
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12	2,000	2,104
	Beaver County PA IDA PCR (FirstEnergy) PUT	3.375%	10/1/09	9,000	8,956
	Butler County PA General Auth. Rev. (Hampton Township) VRDO	1.670%	5/7/09 (4)	7,175	7,175
	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	10,000	10,303
	Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,807

Governor Mifflin PA School Dist. VRDO	1.020%	5/7/09 (4)	7,600	7,600
Governor Mifflin PA School Dist. VRDO	1.020%	5/7/09 (4)	13,440	13,440
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,617
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	4,866
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,303
Pennsylvania GO	5.000%	7/1/10 (1)	14,000	14,715
Pennsylvania GO	5.000%	7/1/10	5,185	5,450
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,519
Pennsylvania GO	5.250%	10/15/10 (Prere.)	5,000	5,378
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,155
Pennsylvania GO	5.000%	3/15/11	9,120	9,794
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10	1,140	1,194
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/09	4,000	4,023
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10	5,000	5,193
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11	5,000	5,302
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/09 (1)	6,150	6,179
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	1.000%	5/7/09 (4)	17,600	17,600
Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09 (2)	58,000	58,153
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11 (12)	1,780	1,836
Pennsylvania Turnpike Comm. Rev. VRDO	0.400%	5/7/09 LOC	5,200	5,200
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11	3,000	3,168
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12	3,000	3,100
Philadelphia PA GO	5.000%	8/1/09 (11)	4,775	4,802
Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,584
Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,532
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,725
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,036

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/10	4,000	4,141
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11	5,000	5,269
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
	(Univ. Capital Project)	4.000%	9/15/10	3,585	3,738
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
	(Univ. Capital Project)	4.000%	9/15/11	1,000	1,063
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
	(Univ. Capital Project)	5.000%	9/15/11	2,100	2,279
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
	(Univ. Capital Project)	5.000%	9/15/12	8,090	8,965
					320,771
Puerto Rico (0.2%)
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09	9,500	9,530
	Puerto Rico Muni. Finance Agency	5.000%	8/1/09	5,000	5,021
					14,551
South Carolina (0.4%)
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11	2,610	2,711
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12	5,275	5,527
	South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	10,790	11,136
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	7,000	7,665
					27,039
Tennessee (2.7%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	5.000%	6/1/11	15,000	15,907
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12	500	523
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13	645	679
1	Knoxville TN Waste Water System Rev. TOB VRDO	0.820%	5/7/09	7,495	7,495
	Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	31,750	33,667
1	Metro. Govt. of Nashville & Davidson County TN Electric Rev. TOB VRDO	0.670%	5/7/09 (13)	22,690	22,690
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10	5,165	5,439
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	35,675	36,362
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	3/1/11 (12)	20,000	21,204
	Shelby County TN GO	5.000%	4/1/11	1,000	1,074
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/09	2,000	2,003
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11	3,300	3,357
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12	5,000	5,071
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10	5,000	4,983
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	18,965	18,801
	Tennessee GO	5.250%	3/1/10 (Prere.)	6,500	6,751
2	Tennessee GO	5.000%	5/1/14	3,000	3,436
	Tennessee State School Bond Auth.	5.000%	5/1/13	5,460	6,124
					195,566
Texas (10.8%)
	Arlington TX Independent School Dist.	5.000%	2/15/10	10,105	10,469

	Austin TX Electric Util. System Rev.	5.000%	11/15/10 (2)	5,000	5,268
	Austin TX Public Improvement GO	5.000%	9/1/10	6,250	6,595
1	Brownsville TX TOB VRDO	0.930%	5/7/09 (4)	6,060	6,060
	Comal TX Independent School Dist.	5.750%	8/1/09 (Prere.)	20,000	20,269
1	Corpus Christi TX Util. Systems Rev. TOB VRDO	0.820%	5/7/09 (4)	7,410	7,410
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	27,810	28,133
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	5,000	5,058
	Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/13 (12)	2,775	3,070
	Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/14 (12)	2,775	3,084
	Dallas TX GO	5.000%	2/15/10	8,965	9,285
	Dallas TX GO	5.000%	2/15/10	5,000	5,179
	Dallas TX GO	5.000%	2/15/11	8,310	8,897
	Dallas TX GO	5.000%	2/15/11	4,000	4,283
	Dallas TX GO	5.000%	2/15/12	10,000	10,988
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	2,490	2,633
1	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	0.820%	5/7/09	3,330	3,330
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	5,700	5,758
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	15,200	15,353
	Garland TX Independent School Dist. PUT	2.150%	6/15/09	9,500	9,515
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.480%	5/7/09 LOC	10,000	10,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12	15,000	16,034
1	Harris County TX GO TOB VRDO	0.920%	5/7/09 (13)	9,600	9,600
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09 (1)	25,000	25,259
	Houston TX Airport System Rev.	5.250%	7/1/10 (4)	3,000	3,149
	Houston TX GO	5.000%	3/1/12 (1)	21,040	23,020
	Houston TX Independent School Dist. GO	5.000%	7/15/09 (4)	3,600	3,634
	Houston TX Independent School Dist. GO	5.000%	2/15/10	8,585	8,892

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Houston TX Util. System Rev.	5.250%	5/15/10 (1)	2,300	2,390
	Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	8,000	8,288
1	Houston TX Util. System Rev. TOB VRDO	0.820%	5/7/09 (4)	25,605	25,605
1	Houston TX Util. System Rev. TOB VRDO	0.820%	5/7/09 (1)	9,995	9,995
1	Houston TX Util. System Rev. TOB VRDO	0.930%	5/7/09 (4)	11,365	11,365
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09	3,990	4,000
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10	4,720	4,807
	Lubbock TX GO	5.000%	2/15/11	1,250	1,331
	Mansfield TX Independent School Dist. VRDO	2.000%	5/7/09	9,370	9,370
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	7,500	7,536
	Montgomery County TX PUT	5.000%	9/1/10 (4)	2,500	2,633
	North Texas Tollway Auth. Rev.	4.500%	1/1/10	2,500	2,528
	North Texas Tollway Auth. Rev.	5.000%	1/1/11	5,745	5,956
	North Texas Tollway Auth. Rev.	5.250%	1/1/12	5,000	5,089
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10	30,000	30,599
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10	25,000	25,355
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	20,000	20,072
	Northside TX Independent School Dist. PUT	3.780%	6/1/09	10,000	10,023
	Plano TX Independent School Dist.	5.000%	2/15/11	1,460	1,563
1	Port Arthur TX Independent School Dist. GO TOB VRDO	0.920%	5/7/09 (12)	5,000	5,000
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/09	19,950	19,926
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10	8,460	8,394
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10	9,185	9,482
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	10,760	11,128
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/10	10,000	10,359
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	16,085	17,245
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	9,925	11,078
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,981
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,062
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	30,000	30,744
1	San Antonio TX Electric & Gas TOB VRDO	0.580%	5/7/09	11,985	11,985
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.000%	8/15/12	2,745	2,878
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.450%	5/7/09 LOC	10,000	10,000
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/11	3,850	4,110
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/12	5,000	5,463
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/13	2,000	2,224
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10	10,000	10,486
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	2,500	2,695
	Texas GO Public Finance Auth.	5.000%	10/1/09	4,000	4,076
	Texas GO Public Finance Auth.	5.000%	10/1/10	7,250	7,666
	Texas GO Public Finance Auth.	5.000%	10/1/11	4,000	4,359
1	Texas GO TOB VRDO	0.640%	5/7/09	8,685	8,685
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.214%	12/15/09	5,885	5,585
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.284%	9/15/10	5,010	4,486
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10	13,370	12,826
	Texas Public Finance Auth. Rev.	5.000%	2/1/10 (1)	5,000	5,137
	Texas State Transp. Comm. First Tier	5.000%	4/1/10	12,000	12,493
	Texas State Transp. Comm. First Tier	5.000%	4/1/12	7,000	7,708

	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,098
	Texas State Univ. System Rev.	5.000%	3/15/10	1,000	1,038
	Texas State Univ. System Rev.	5.000%	3/15/11	3,000	3,209
	Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/11	2,010	2,105
	Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/12	2,000	2,132
1	Texas Transp. Comm. Mobility Fund TOB VRDO	0.500%	5/7/09	8,500	8,500
1	Texas Transp. Comm. Mobility Fund TOB VRDO	0.500%	5/7/09	8,400	8,400
1	Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	0.930%	5/7/09 (13)	9,900	9,900
	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,471
	Tyler TX Independent School Dist. GO	3.500%	2/15/11	1,845	1,920
	Tyler TX Independent School Dist. GO	3.750%	2/15/13	2,150	2,296
	Univ. of Houston TX Rev.	5.500%	2/15/10 (1)(Prere.)	5,500	5,716
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10	4,470	4,715
					784,491
Utah (0.5%)
	Intermountain Power Agency Utah Power Supply Rev.	4.000%	7/1/10	11,795	12,105
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10 (4)	6,290	6,597
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/11	5,000	5,295
	Utah GO	5.375%	7/1/10	2,000	2,111
	Utah GO	5.375%	7/1/12	11,000	12,402
					38,510

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Virginia (2.7%)
	Fairfax County VA Public Improvement GO	5.000%	4/1/10	10,000	10,416
	Fairfax County VA Public Improvement GO	5.000%	10/1/10	30,195	31,985
	Fairfax County VA Public Improvement GO	4.000%	4/1/11	4,780	5,059
	Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.000%	12/1/11	15,000	15,310
	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	10,000	10,083
	Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09	5,000	5,010
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11	3,500	3,808
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/12	1,650	1,809
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	3,525	3,952
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	2,010	2,253
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/12	10,000	10,967
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/09	6,305	6,400
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/11	4,500	4,897
	Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/10	5,000	5,291
	Virginia Commonwealth Transp. Board Federal Highway Rev.	5.500%	10/1/10	16,345	17,408
	Virginia Public Building Auth. Rev.	5.000%	8/1/09	7,050	7,131
	Virginia Public Building Auth. Rev.	5.000%	8/1/10	4,000	4,214
	Virginia Public Building Auth. Rev.	5.000%	8/1/12	6,525	7,271
	Virginia Public School Auth. Rev.	5.000%	8/1/10	3,665	3,860
	Virginia Public School Auth. Rev.	5.000%	8/1/10	6,000	6,321
2	Virginia Public School Auth. Rev.	5.000%	8/1/10	5,900	6,214
	Virginia Public School Auth. Rev.	5.500%	8/1/10	4,645	4,922
	Virginia Public School Auth. Rev.	5.000%	4/15/11	4,000	4,306
2	Virginia Public School Auth. Rev.	4.000%	8/1/11	4,275	4,549
	Virginia Public School Auth. Rev.	5.000%	8/1/11	4,135	4,492
1	Viriginia State Resource Auth. Infrastructure Rev. TOB VRDO	0.640%	5/7/09	5,415	5,415
					193,343
Washington (3.9%)
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.820%	5/7/09 (4)	8,280	8,280
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09	15,000	15,108
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10	42,450	44,429
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09	8,090	8,148
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/14	6,940	7,766
1	Grant County WA Public Util. Dist. No. 002 TOB VRDO	0.970%	5/7/09 (4)	11,965	11,965
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,149
	King County WA School Dist. GO	5.000%	6/1/12	6,700	7,375
	Port of Seattle WA Rev.	5.000%	3/1/10 (4)	3,230	3,347
	Seattle WA GO	4.000%	5/1/10	7,265	7,515
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/10 (4)	5,065	5,321
	Washington GO	4.000%	1/1/10	11,985	12,262
	Washington GO	4.000%	1/1/10 (2)	7,885	8,068

	Washington GO	4.000%	1/1/10	4,055	4,149
	Washington GO	5.000%	7/1/10 (4)	1,810	1,901
	Washington GO	5.000%	7/1/10	7,000	7,353
	Washington GO	5.000%	7/1/10	5,525	5,804
	Washington GO	5.000%	1/1/11	11,155	11,190
	Washington GO	5.000%	1/1/11 (2)	21,735	23,159
	Washington GO	4.000%	2/1/11	6,130	6,443
	Washington GO	4.000%	2/1/11	7,845	8,246
	Washington GO	4.000%	2/1/12	3,915	4,187
	Washington GO	5.000%	2/1/13	5,285	5,921
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11	3,295	3,567
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12	5,555	6,162
1	Washington GO TOB VRDO	0.820%	5/7/09	24,740	24,740
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.500%	5/7/09 (4)	7,780	7,780
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.600%	5/7/09 LOC	20,925	20,925
					284,260
West Virginia (0.3%)
	West Virginia Commissioner of Highways Special Obligation	4.000%	9/1/10	3,000	3,113
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,464
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,645	5,176
	West Virginia GO	5.500%	6/1/10 (4)	5,000	5,265
	West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10 (4)(Prere.)	5,000	5,347
					24,365
Wisconsin (2.2%)
	Badger Tobbaco Asset Securitization Corp.	6.125%	6/1/12 (Prere.)	81,595	87,471
	Milwaukee WI GO	5.000%	10/1/10 (1)	12,735	13,449
	Wisconsin Clean Water Rev.	5.000%	6/1/09	3,175	3,187
	Wisconsin GO	5.000%	5/1/09	13,745	13,747

Short-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/10 (1)	8,690	9,067
Wisconsin GO	5.000%	5/1/10 (1)	14,405	15,030
Wisconsin Health & Edu. Fac. Auth. Rev. (Luther Hosp.)	5.000%	11/15/13	1,000	1,073
Wisconsin Health & Educ. Fac. Auth. Rev. (GoodWill Ind. North Central) VRDO	0.470%	5/7/09 LOC	5,040	5,040
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/09 (4)	1,000	1,006
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10 (4)	1,000	1,027
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11 (4)	1,215	1,258
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12 (4)	1,330	1,375
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13 (4)	1,320	1,360
Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12 (Prere.)	5,000	5,642
Wisconsin Transp. Rev.	5.000%	7/1/10	1,500	1,573
Wisconsin Transp. Rev.	5.000%	7/1/11	1,000	1,079
162,384
Total Tax-Exempt Municipal Bonds (Cost $6,976,001)	7,045,472

Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
3	Vanguard Municipal Cash Management Fund (Cost $186,013)	0.596%	186,012,931	186,013
Total Investments (99.4%) (Cost $7,162,014)	7,231,485
Other Assets and Liabilities (0.6%)
Other Assets	111,778
Liabilities	(65,461)
46,317
Net Assets (100%)	7,277,802

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	7,216,403
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(8,072)
Unrealized Appreciation (Depreciation)	69,471
Net Assets	7,277,802

Investor Shares—Net Assets
Applicable to 127,766,260 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,024,555
Net Asset Value Per Share—Investor Shares	$15.85

Admiral Shares—Net Assets
Applicable to 331,523,976 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,253,247
Net Asset Value Per Share—Admiral Shares	$15.85

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $914,560,000, representing 12.6% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2009.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (1.1%)
	Alabama Public School & College Auth	5.000%	12/1/11	7,750	8,452
	Alabama Public School & College Auth.	5.000%	12/1/12	20,000	22,224
	Alabama Public School & College Auth.	5.000%	5/1/13 (4)	10,000	10,780
	Alabama Public School & College Auth.	5.000%	12/1/13	35,840	40,386
	Alabama Public School & College Auth.	5.500%	8/1/18 (4)	18,195	18,634
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09 (4)(ETM)	3,000	2,983
	Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10 (4)(ETM)	2,130	2,268
	Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,024
					106,751
Alaska (0.1%)
1	Alaska Housing Finance Corp. TOB VRDO	0.880%	5/7/09 (1)	6,925	6,925

Arizona (1.9%)
	Arizona COP	5.000%	9/1/14 (4)	4,800	5,409
	Arizona COP	5.000%	9/1/15 (4)	4,000	4,516
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10	4,055	4,110
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,056
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	2,000	2,071
	Arizona School Fac. Board Rev. COP	5.250%	9/1/12 (4)	12,350	13,745
	Arizona School Fac. Board Rev. COP	5.000%	9/1/14	16,000	17,314
	Arizona School Fac. Board Rev. COP	5.000%	9/1/15	9,000	9,724
	Arizona Transp. Board Highway Rev.	5.000%	7/1/14	9,075	10,381
	Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/09	9,500	9,500
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)(ETM)	650	656
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)	4,350	4,383
	Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,599
	Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10 (1)(Prere.)	7,000	7,303
	Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)(ETM)	5,090	5,292
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12	5,075	5,521
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13	3,660	4,038
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15	5,000	5,544
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16	3,055	3,396
	Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11 (1)	5,215	5,622
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10 (1)	5,600	5,861
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10 (1)	5,000	5,240
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12 (1)	5,000	5,495
	Pima County AZ COP	5.000%	6/1/11	5,000	5,266
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10 (1)	10,000	10,329
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,585	13,399
	Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,702
					179,472

California (8.5%)
California GO	5.000%	6/1/09	25,000	25,078
California GO	5.000%	6/1/09	14,095	14,139
California GO	5.000%	3/1/12	10,755	11,532
California GO	5.000%	4/1/12	5,000	5,372
California GO	5.000%	5/1/13	23,475	25,610
California GO	5.000%	9/1/13	32,125	35,211
California GO	5.000%	8/1/14	1,970	2,156
California GO	5.000%	4/1/15	21,300	23,226
California GO	5.000%	6/1/15	3,750	4,068
California GO	5.000%	6/1/15 (1)	5,100	5,568
California GO	5.000%	3/1/16 (1)	6,510	6,914
California GO CP	3.500%	5/12/09	10,700	10,711
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/09	2,500	2,508
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10	3,220	3,294
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,058
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,115
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11	7,000	7,190
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12	5,000	5,253
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13	2,210	2,334
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14	5,000	5,234
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	10,000	10,578
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	5,000	5,398
California Infrastructure & Econ. Dev. Bank Rev. PUT	1.650%	4/1/11	6,500	6,499
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15 (1)	10,000	11,023
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11	3,770	4,037
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12	2,500	2,730
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13	7,500	8,329

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/09 (1)	10,000	10,001
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,955	12,422
	California State Econ. Recovery Bonds	5.000%	7/1/09	18,000	18,134
	California State Econ. Recovery Bonds	5.250%	1/1/11	12,640	13,360
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	24,000	24,609
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	24,000	24,836
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11	12,000	12,702
1	California State GO TOB VRDO	1.670%	5/7/09 (4)	8,000	8,000
	California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	4,973
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/09	800	801
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10	1,100	1,102
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	19,600	19,822
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,258
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,013
1	California Statewide Community Dev. Auth. Rev. TOB VRDO	0.770%	5/7/09 (2)	11,430	11,430
1	Contra Costa CA Community College Dist. TOB VRDO	0.920%	5/7/09 (4)	5,110	5,110
	Desert Sands CA School District	0.000%	6/1/12 (2)	10,000	9,157
	Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/15 (ETM)	18,535	15,956
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/09 (ETM)	3,000	3,010
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,600
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	7,942
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	9,774
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,423
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	41,714
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	24,105
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	72,940	80,069
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	30,000	35,083
	Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	24,230
	Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,013
	Los Angeles CA USD GO	5.000%	7/1/15	10,240	11,489
	Los Angeles CA USD GO	5.000%	7/1/15	4,200	4,712
	Los Angeles CA Wastewater System Rev.	5.000%	6/1/13	11,205	12,500
	Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (1)	5,000	5,225
	Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (1)	8,000	8,326

	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12 (1)	7,710	8,098
	Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	9,929
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,091
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,503
	Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (1)	3,165	3,386
	Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.600%	5/7/09 (4)	20,000	20,000
	Univ. of California Rev.	5.000%	5/15/10 (1)	3,500	3,652
	Univ. of California Rev.	5.000%	5/15/11 (1)	2,500	2,682
	Univ. of California Rev.	5.000%	5/15/12 (1)	3,000	3,291
1	Vista CA USD GO TOB VRDO	0.880%	5/7/09 (4)	9,475	9,475
					815,173
Colorado (0.4%)
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.750%	5/7/09	21,900	21,900
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/13 (1)	11,485	11,485
	Jefferson County CO School Dist. GO	5.000%	12/15/12 (2)	3,500	3,917
					37,302
Connecticut (0.5%)
	Connecticut GO	5.500%	12/15/11	5,435	6,047
	Connecticut GO	5.000%	4/1/12 (1)	9,190	10,160
	Connecticut GO	5.000%	3/15/13	10,000	11,288
	Connecticut GO	5.000%	3/1/16	4,705	5,460
	Connecticut GO	5.000%	5/1/16	10,000	11,630
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	5,270	5,896
					50,481
Delaware (0.2%)
	Delaware GO	5.000%	1/1/13	9,450	10,648
	Delaware GO	5.000%	8/1/15	5,000	5,709
					16,357
District of Columbia (0.6%)
1	District Columbia Income Tax Rev. TOB VRDO	0.560%	5/7/09	4,000	4,000
	District of Columbia GO	5.000%	6/1/10 (4)	2,045	2,138
	District of Columbia GO	5.500%	6/1/10 (2)	1,335	1,391
	District of Columbia GO	5.750%	6/1/10 (1)(ETM)	5,000	5,268
	District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,684
	District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,741
	District of Columbia GO	5.500%	6/1/12 (4)	10,000	10,132

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,455
	District of Columbia GO	5.000%	6/1/14 (1)	4,900	5,269
	District of Columbia GO	5.000%	6/1/15 (1)	5,000	5,434
	District of Columbia Rev. (American Univ.) VRDO	0.450%	5/1/09 LOC	6,500	6,500
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09 (2)(Prere.)	1,590	1,637
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19 (2)	1,410	1,443
	District of Columbia Rev. VRDO	0.450%	5/1/09 LOC	5,000	5,000
					58,092
Florida (7.3%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10	4,900	4,963
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11	5,900	5,970
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09	2,000	2,027
	Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,680
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10 (1)	10,000	10,115
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11 (1)	10,000	10,171
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	25,000	25,394
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12 (1)	15,000	15,290
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15 (1)	11,000	11,076
	Clay County FL Sales Surtax Rev.	5.000%	10/1/13 (12)	7,025	7,762
1	Duval County FL School Board COP TOB VRDO	1.720%	5/7/09 (4)	13,730	13,730
	Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	26,650
	Florida Board of Educ. Public Educ.	5.000%	1/1/11	6,810	7,236
	Florida Board of Educ. Public Educ.	5.000%	1/1/12	27,730	30,161
	Florida Board of Educ. Public Educ.	5.000%	6/1/16	5,065	5,588
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10	2,495	2,610
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,225	4,728
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12	7,630	8,222
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13	8,010	8,750
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	8,410	9,203
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	8,830	9,661
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	9,555	10,455
	Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12 (1)	7,050	7,438
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13	5,820	6,302
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14	6,110	6,637
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15	6,415	6,967
	Florida Dept. of Transp.	6.375%	7/1/10	10,075	10,715
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	37,600	38,792
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	22,000	22,455
	Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11	15,500	15,519
	Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	9,000	8,986
	Florida Turnpike Auth. Rev.	5.000%	7/1/15 (4)	5,000	5,545
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09	25,000	25,501
	Hillsborough County FL IDA PUT	5.150%	9/1/13	8,000	7,985

Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.550%	5/1/09 LOC	16,800	16,800
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,736
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.450%	5/1/09 LOC	20,100	20,100
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13 (1)	5,000	4,993
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.530%	5/7/09 (1)LOC	12,500	12,500
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,258
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (1)	15,000	15,828
North Broward FL Hosp. Dist. Rev. VRDO	0.520%	5/7/09 LOC	20,000	20,000
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	0.950%	5/1/09 (4)	4,300	4,300
Orlando & Orange County FL Expressway Auth. VRDO	2.750%	5/7/09 (4)	32,000	32,000
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	15,000	15,115
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14 (1)	16,300	19,266
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	5,003
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	9,249
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	5,082
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (1)(Prere.)	9,000	10,229
South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,147
South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,604
South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,342
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,990	5,190
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12	3,000	3,152
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	11,423
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13	2,500	2,640
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11 LOC	4,000	3,984
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	5,164
Univ. of South Florida Financing Corp. VRDO	0.480%	5/7/09 LOC	53,550	53,550
				697,939

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (2.9%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,054
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	10,000	10,108
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	11,000	11,652
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (1)	14,500	14,931
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,064
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.950%	5/7/09	17,000	17,000
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (1)	10,000	10,129
Georgia GO	5.250%	12/1/10	6,775	7,248
Georgia GO	5.000%	8/1/11	17,890	19,492
Georgia GO	5.000%	10/1/11	3,810	4,172
Georgia GO	3.500%	1/1/13	8,315	8,922
Georgia GO	5.000%	4/1/13	10,815	12,262
Georgia GO	5.500%	7/1/14	4,000	4,701
Georgia GO	4.000%	1/1/15	2,000	2,205
Georgia GO	5.500%	7/1/15	19,095	22,723
Georgia GO	5.500%	7/1/16	5,000	5,773
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10	2,500	2,615
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,000	17,952
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/13	5,260	5,823
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13 (4)	4,885	5,469
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.480%	5/7/09 LOC	10,000	10,000
Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	11,032
Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	11,288
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	12,000	11,140
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	15,000	14,764
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/14	4,995	5,434
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/15	3,685	4,014
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.000%	1/1/15	2,060	2,244
Paulding County GA School Dist. GO	5.000%	8/1/09	1,500	1,517
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,082
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	10,000	10,889
				272,699
Hawaii (1.1%)
Hawaii GO	5.000%	7/1/09 (2)	15,660	15,779
Hawaii GO	5.000%	10/1/09 (1)	1,480	1,508
Hawaii GO	5.000%	7/1/10 (2)	14,250	14,969
Hawaii GO	5.000%	10/1/10 (1)	5,090	5,381
Hawaii GO	5.000%	7/1/11 (2)	24,310	26,326
Hawaii GO	5.000%	7/1/12 (2)	23,735	26,328
Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,587
Honolulu HI City & County GO	5.000%	7/1/11 (1)	4,750	5,130
Honolulu HI City & County GO	5.250%	7/1/11 (1)	3,900	4,231
Honolulu HI City & County GO	5.000%	7/1/12 (1)	4,320	4,772
				110,011
Idaho (0.0%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/13	4,070	4,493

Illinois (3.2%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11 (1)	5,185	4,861

	Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/13 (1)(3)	13,400	11,674
	Chicago IL Board of Educ. GO	0.000%	12/1/09 (1)	9,895	9,807
	Chicago IL Board of Educ. GO	0.000%	12/1/10 (1)	4,000	3,865
	Chicago IL GO	5.700%	7/1/10 (3)(Prere.)	9,655	10,317
	Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,711
	Chicago IL GO	5.000%	1/1/14 (4)	37,590	41,358
1	Chicago IL GO TOB VRDO	0.980%	5/7/09 (4)	2,400	2,400
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (ETM)	8,265	8,329
	Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10 (ETM)	5,000	5,271
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (4)	2,500	2,644
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/13 (4)	4,200	4,500
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/14 (4)	2,500	2,685
	Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11 (Prere.)	4,725	5,258
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09	7,000	7,036
	Illinois Finance Auth. (Advocate Health Care) Rev.	3.875%	5/1/12	5,000	5,006
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/14	5,500	5,928
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,385
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,484
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,510
	Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/09	4,000	4,008
	Illinois GO	4.500%	6/24/09	25,000	25,112

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois GO	5.000%	3/1/10	6,300	6,522
	Illinois GO	5.000%	1/1/11	7,000	7,419
	Illinois GO	5.500%	8/1/14	7,275	7,608
	Illinois GO	5.500%	8/1/18 (4)	5,000	5,213
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.500%	5/1/09 LOC	7,300	7,300
	Illinois Sales Tax Rev.	5.000%	6/15/10	1,500	1,571
	Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,214
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15 (4)	17,970	20,149
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.000%	5/7/09 (4)	12,000	12,000
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09 (3)(ETM)	18,625	18,603
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11 (1)	20,000	18,740
1	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	0.880%	5/7/09 (1)	9,455	9,455
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12 (2)	4,000	4,036
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13 (2)	5,000	5,038
					304,017
Indiana (1.5%)
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13	3,000	3,180
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14	3,485	3,661
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	3,570	3,759
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.750%	5/7/09 LOC	13,000	13,000
	Indiana Finance Auth. Rev.	5.000%	7/1/12	13,725	14,886
	Indiana Finance Auth. Rev. (Miami Correctional Fac.)	5.000%	7/1/13	6,620	7,266
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13	3,750	3,941
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	10/1/09	10,000	10,178
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10	10,000	10,380
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	7,930	8,373
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,750
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10	2,000	2,019
	Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13	10,585	11,739
1	Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	0.470%	5/7/09	9,120	9,120
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	9,792
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	7,500	7,777
1	Tri-Creek Middle School Building Corp. TOB VRDO	0.970%	5/7/09 (4)	14,210	14,210
					139,031
Kansas (0.5%)
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	37,134
	Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.500%	5/7/09 LOC	5,000	5,000
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,635

	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,075
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,156
					47,000
Kentucky (0.9%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12 (1)	13,065	14,372
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	40,000	45,456
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/09 (2)	15,000	15,123
	Louisville & Jefferson County KY Metro. Environmental Facs. (Louisville Gas & Electric Co.) PUT	5.625%	12/3/12	10,000	10,269
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11	770	784
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12	810	822
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13	855	870
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16	990	980
					88,676
Louisiana (1.3%)
	Ernest N. Morial—New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/13 (2)(Prere.)	27,000	30,690
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (1)	1,980	2,051
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (1)	2,085	2,222
	Louisiana GO	5.000%	5/1/10 (4)	16,980	17,642
	Louisiana GO	5.250%	8/1/16 (1)	5,000	5,499
	Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38	6,515	6,882
	Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10	17,250	17,463
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13	2,675	2,627
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14	3,950	3,826
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,035
1	Louisiana State Gas & Fuels Tax Rev TOB VRDO	1.170%	5/7/09 (4)	15,000	15,000
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	15,000	15,205
					124,142
Maine (0.3%)
	Maine GO	5.000%	7/15/10 (2)	3,095	3,258
	Maine GO	5.000%	7/15/12 (2)	8,055	8,971
	Maine Housing Auth. Mortgage Rev. VRDO	2.900%	5/7/09	12,000	12,000
					24,229

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Maryland (2.4%)
	Maryland Dept. of Transp.	5.000%	5/1/10	16,975	17,745
2	Maryland Dept. of Transp.	4.000%	5/15/15	6,250	6,870
2	Maryland Dept. of Transp.	4.000%	5/15/16	6,305	6,922
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11	830	745
	Maryland GO	5.250%	2/15/10	6,140	6,373
	Maryland GO	5.000%	2/1/11	15,000	16,067
	Maryland GO	5.000%	3/1/11	10,000	10,743
	Maryland GO	5.000%	3/15/11	19,445	20,919
	Maryland GO	5.000%	8/1/11	18,200	19,830
	Maryland GO	5.000%	3/15/12	20,415	22,613
	Maryland GO	5.000%	8/1/14	10,000	11,559
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13	3,000	3,224
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13	2,395	2,489
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14	3,150	3,263
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15	5,900	6,073
	Maryland Transp. Auth. Rev.	5.000%	3/1/12	5,000	5,506
	Maryland Transp. Auth. Rev.	5.000%	7/1/13	9,085	10,310
	Maryland Transp. Auth. Rev.	5.000%	7/1/14	9,615	11,009
	Maryland Transp. Auth. Rev.	5.000%	7/1/15	9,995	11,545
	Montgomery County MD GO	5.000%	5/1/14	12,310	14,155
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	11,435	12,021
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	5,000	5,256
					225,237
Massachusetts (4.6%)
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09	6,000	6,000
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.760%	5/7/09	31,510	31,510
	Massachusetts GAN	5.750%	12/15/10	3,000	3,230
	Massachusetts GO	5.000%	8/1/09	37,715	38,147
	Massachusetts GO	5.875%	2/1/10 (Prere.)	10,000	10,502
	Massachusetts GO	5.750%	6/1/10 (Prere.)	8,545	9,022
	Massachusetts GO	5.000%	8/1/10	38,955	41,038
	Massachusetts GO	6.000%	11/1/10	10,015	10,763
	Massachusetts GO	5.500%	11/1/11 (4)	34,300	37,908
	Massachusetts GO	5.000%	9/1/12	8,000	8,911
	Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,595
	Massachusetts GO	5.000%	9/1/15 (Prere.)	5,000	5,844
	Massachusetts GO	5.500%	10/1/15	5,000	5,873
1	Massachusetts GO TOB VRDO	0.600%	5/1/09 (1)	25,040	25,040
1	Massachusetts GO TOB VRDO	2.500%	5/7/09 LOC	18,425	18,425
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10 (Prere.)	5,825	6,250
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.630%	5/7/09	7,500	7,500
	Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	1.750%	5/7/09 (4)	15,800	15,800
	Massachusetts Housing Finance Agency Housing Rev. VRDO	2.500%	5/7/09 (4)	30,800	30,800
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/09 (1)	14,110	14,173
	Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	6,000	6,902
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	13,014
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	10,000	11,299

	Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,607
	Massachusetts Special Obligation Rev.	5.500%	6/1/12	10,000	11,161
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13	7,550	8,663
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.600%	5/7/09 (4)LOC	27,950	27,950
	Massachusetts Water Resources Auth. Rev. VRDO	0.640%	5/7/09	2,700	2,700
	Springfield MA GO	5.000%	8/1/11 (1)	3,500	3,772
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,287
					441,686
Michigan (2.9%)
	Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,676
	Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,670
	Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,374
	Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,717
	Detroit MI RAN	5.000%	3/1/10	10,000	10,080
	Detroit MI Sewer System Rev.	6.000%	1/1/10 (3)(Prere.)	15,000	15,682
	Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,736
	Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (1)	20,000	20,166
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	23,783
	Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12	25,000	25,646
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	33,000	32,523
	Michigan Building Auth. Rev.	5.500%	10/15/09	5,000	5,096
	Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	5,989
	Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,521

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,001
1	Michigan Building Auth. Rev. TOB VRDO	0.920%	5/7/09 LOC	11,000	11,000
	Michigan GO	5.000%	9/15/11 (4)	4,755	5,051
	Michigan GO	5.000%	5/1/14	12,000	12,846
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	17,000	17,836
	Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,654
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,171
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	6,700	7,061
	Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	14,362
	Univ. of Michigan Univ. Rev.	5.250%	12/1/11	5,000	5,376
	Univ. of Michigan Univ. Rev.	5.250%	12/1/12	8,500	9,238
					277,255
Minnesota (1.4%)
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14	1,000	1,031
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15	1,245	1,275
	Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	44,689
	Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,618
	Minnesota GO	5.000%	11/1/10	8,845	9,396
	Minnesota GO	5.250%	11/1/12	6,375	6,745
	Minnesota GO	4.000%	12/1/13	3,900	4,313
	Minnesota GO	5.000%	12/1/13	10,615	12,207
	Minnesota GO	5.000%	8/1/14	6,970	8,045
	Minnesota GO	5.000%	12/1/14	8,145	9,458
	Minnesota GO	5.000%	12/1/15	8,145	9,542
	Minnesota GO	5.000%	12/1/16	8,150	9,610
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,308
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,581
					134,818
Mississippi (0.6%)
	Madison County MS School Dist.	5.000%	9/1/10 (1)	4,370	4,593
	Mississippi Business Finance Corp. Rev. (Promenade D’lberville Project) VRDO	0.470%	5/7/09 LOC	15,000	15,000
	Mississippi GO	6.000%	11/1/09 (Prere.)	7,250	7,444
	Mississippi GO	5.250%	12/1/10	8,800	9,392
	Mississippi GO	5.250%	11/1/14	8,970	10,391
	Mississippi GO	5.000%	11/1/15 (1)	7,475	8,616
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/09	500	501
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10	500	506
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11	1,000	1,011
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12	1,000	1,005
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15	1,500	1,479
					59,938
Missouri (0.4%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	10,000	10,120
	Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13 (Prere.)	15,320	17,566
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	11,012

	Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12 (1)	2,000	2,027
					40,725
Montana (0.0%)
	Montana State Board of Regents Higher Educ. Rev. VRDO	0.450%	5/1/09 LOC	3,200	3,200

Multiple State (0.1%)
1	Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10 LOC	5,000	5,201

Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project No. 1	1.155%	12/1/10	25,000	22,911
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15	5,000	4,490
	Nebraska Public Power Dist. Rev.	5.000%	1/1/10 (1)	11,635	11,904
	Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (1)	3,560	3,738
1	Nebraska Public Power Dist. Rev. TOB VRDO	0.930%	5/7/09 (13)(4)	5,000	5,000
	Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14	5,000	5,592
					53,635
Nevada (1.9%)
	Clark County NV Bond Bank GO	5.500%	7/1/10 (1)(Prere.)	13,025	13,769
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,960
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,697
	Clark County NV School Dist. GO	4.000%	6/1/09 (1)	12,265	12,290
	Clark County NV School Dist. GO	5.250%	6/15/10 (1)	7,875	8,206
	Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	5,000	5,557
	Clark County NV School Dist. GO	5.000%	6/15/12	10,115	10,882
	Clark County NV School Dist. GO	5.000%	6/15/12 (1)	5,380	5,788

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School Dist. GO	5.000%	6/15/13 (1)	16,050	17,326
Clark County NV School Dist. GO	5.000%	6/15/14	4,000	4,322
Clark County NV School Dist. GO	5.000%	6/15/14 (1)	9,680	10,460
Clark County NV School Dist. GO	5.000%	6/15/15 (4)	17,760	19,386
Clark County NV School Dist. GO	5.000%	6/15/15 (2)	5,020	5,419
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (1)	6,735	7,250
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/09	4,000	4,007
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,182
Nevada GO	5.000%	12/1/12 (4)	11,165	12,320
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (1)	14,495	15,884
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (1)	5,905	6,688
				181,393
New Hampshire (0.2%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,210
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	7/1/14	8,430	9,254
				23,464
New Jersey (6.4%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	6,260	7,040
New Jersey Building Auth. Rev.	5.000%	6/15/11	15,090	15,965
New Jersey Building Auth. Rev.	5.000%	6/15/12	11,465	12,291
New Jersey Building Auth. Rev.	5.000%	6/15/14	6,790	7,387
New Jersey Building Auth. Rev.	5.000%	6/15/15	7,650	8,324
New Jersey COP	5.000%	6/15/16	6,695	7,268
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11	4,000	4,232
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14	7,000	7,602
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15	5,420	5,885
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10 (4)	7,000	7,035
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	1,350	1,240
New Jersey Econ. Dev. Auth. Rev. (El Dorado Terminals) VRDO	0.500%	5/1/09 LOC	4,950	4,950
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill—DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	36,574
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,029
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	3,000	3,163
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13	14,670	15,986
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	25,000	28,553
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14	14,565	15,935
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	10,000	11,069
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14	11,165	12,237
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15	11,255	12,347
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	6.000%	12/1/14	5,015	5,078

	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12	6,955	7,172
	New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14	6,540	7,253
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (1)	30,000	32,185
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (1)	4,200	4,513
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12 (4)	8,000	8,862
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/13 (1)	22,680	25,039
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	22,295
1	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.470%	5/7/09	10,010	10,010
	New Jersey Turnpike Auth. Rev. VRDO	1.750%	5/7/09 (4)	52,800	52,800
	New Jersey Turnpike Auth. Rev. VRDO	3.750%	5/7/09 LOC	52,100	52,100
	Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,154
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09	1,400	1,399
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10	3,640	3,608
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11	4,905	4,793
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	5,000	4,776
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12 (Prere.)	10,200	11,305
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	45,915	49,582
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	20,000	20,970
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	18,515	21,880
	Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	17,705	21,438
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	2,000	1,839
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32 (Prere.)	10,000	11,538
					608,701
New Mexico (1.1%)
	Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,616
	Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	7,692
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	20,000	20,086
2	New Mexico GO	5.000%	3/1/13	10,000	11,269
	New Mexico GO	5.000%	3/1/13	8,000	9,016
2	New Mexico GO	5.000%	3/1/14	9,410	10,717
2	New Mexico GO	5.000%	3/1/16	19,290	22,347
	New Mexico Severance Tax Rev.	5.000%	7/1/10 (2)	2,000	2,097

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,079
	New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,156
	New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,709
					100,784
New York (11.1%)
	Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	15,966
	Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09 (4)	3,140	3,140
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	15,953
	Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12 (1)	48,900	51,925
	Long Island NY Power Auth. Electric System Rev. VRDO	3.000%	5/7/09 (4)	20,405	20,405
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,418
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.910%	5/7/09 (13)	27,980	27,980
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.910%	5/7/09 (13)	42,605	42,605
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	2.500%	5/7/09 (4)	30,000	30,000
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,580
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,769
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,306
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,619
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14	50,000	52,653
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.710%	5/7/09 (4)	11,650	11,650
1	Metro. New York Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09 (4)LOC	10,630	10,630
	Metro. New York Transp. Auth. Rev. VRDO	2.000%	5/7/09 (4)	9,225	9,225
	Nassau County NY Interim Finance Auth. VRDO	1.450%	5/7/09	17,435	17,435
	New York City NY Cultural Resources Rev. (Trust for Cultural Resources)	2.750%	7/1/12	8,000	8,010
	New York City NY GO	5.000%	6/1/10	8,000	8,342
	New York City NY GO	5.000%	8/1/10	13,965	14,633
	New York City NY GO	5.000%	3/1/11	6,000	6,356
	New York City NY GO	5.000%	8/1/11	5,000	5,349
	New York City NY GO	5.750%	8/1/11 (1)	15,750	16,780
	New York City NY GO	5.000%	8/1/12	8,000	8,685
	New York City NY GO	5.000%	8/1/12	8,450	9,174
	New York City NY GO	5.250%	8/1/12	4,230	4,505
	New York City NY GO	5.000%	8/15/13	1,690	1,853
	New York City NY GO	5.000%	8/1/14	25,000	27,499
	New York City NY GO	5.750%	8/1/14 (2)	7,785	8,403
	New York City NY GO	5.000%	8/15/14	12,890	14,184
	New York City NY GO	5.000%	9/1/14	16,860	18,559
	New York City NY GO	5.000%	8/1/15	7,885	8,520
	New York City NY GO	5.000%	8/1/15	26,260	28,736
	New York City NY GO	5.000%	8/15/15	17,910	19,605
	New York City NY GO	5.000%	9/1/15	21,325	23,351
	New York City NY GO VRDO	0.450%	5/1/09 LOC	37,540	37,540
	New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,065
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (1)	3,090	3,228
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (1)	5,000	5,415

	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,921
	New York City NY IDA Rev. (New York Law School) VRDO	0.570%	5/7/09 LOC	10,900	10,900
	New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/13	12,320	13,843
	New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/14	5,610	6,344
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26	24,375	25,858
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29	37,600	39,059
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11	14,370	15,638
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.070%	5/7/09 (4)	5,000	5,000
	New York State Dormitory Auth. Rev.	5.000%	8/15/09 (4)(7)	1,900	1,920
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,748
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,350
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12	5,250	5,837
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/13	3,450	3,835
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/14	3,760	4,209
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/15	3,935	4,443
	New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13 (1)	20,350	21,646
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09	2,055	2,052
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	984
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	969
	New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,311
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	14,650	14,753
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15	5,410	5,835
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18	7,000	7,460
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18	8,415	8,962
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10 (1)	2,500	2,600
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,193

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,290
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,254
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13 (1)	15,000	16,509
	New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10	11,395	11,851
	New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,500	5,987
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12	6,500	6,948
1	Suffolk County NY GO TOB VRDO	0.880%	5/7/09 (1)	3,265	3,265
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	5,145	5,311
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	10,000	10,350
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12	7,000	7,442
	Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13	1,925	1,928
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	15,355
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	20,662
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14 (ETM)	2,045	2,343
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14	11,690	13,131
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.150%	5/7/09 (4)	34,945	34,945
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10	9,000	9,264
					1,056,556
North Carolina (2.2%)
	Charlotte NC Airport Rev.	5.000%	7/1/14	4,000	4,345
	Durham NC COP	5.000%	6/1/10	2,170	2,259
	Durham NC COP	5.000%	6/1/11	1,080	1,151
	Durham NC COP	5.000%	6/1/13	1,000	1,099
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10	25,745	26,127
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10	6,900	7,008
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	15,500	16,069
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	9,000	9,466
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	5,000	5,166
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	20,000	20,616
	North Carolina GO	5.000%	3/1/12	13,980	15,463
	North Carolina GO	5.000%	4/1/14	10,000	11,472
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10 (4)	10,000	10,327
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,496
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14	2,775	2,902
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,678
	Union County NC GO VRDO	0.470%	5/7/09	11,470	11,470

Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	18,102
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	26,336
Wake County NC Public Improvement GO	5.000%	3/1/16	5,000	5,847
				212,399
Ohio (3.1%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	10,000	9,700
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11	5,000	4,939
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12	1,480	1,436
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14	5,495	5,122
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,710
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,265
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,251
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)(Prere.)	5,525	6,334
Columbus OH GO	5.000%	9/1/11	5,000	5,450
Columbus OH GO	5.000%	6/15/12	7,955	8,839
Columbus OH GO	5.000%	9/1/12	5,600	6,257
Columbus OH GO	5.000%	9/1/13	5,600	6,381
Columbus OH GO	5.000%	9/1/13	10,430	11,884
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09 (1)	4,200	4,185
Hilliard OH School Dist. GO	0.000%	12/1/14 (1)	2,720	2,339
Hilliard OH School Dist. GO	0.000%	12/1/15 (1)	3,720	3,050
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,897
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,897
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,669
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	3,000	3,537
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,599
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	12,311
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	4,000	4,102
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	5,000	5,018
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15 (1)	11,780	13,521
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,347
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	13,622
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,114
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10 (4)	11,510	12,231
Ohio GO	5.000%	9/15/14	5,920	6,777

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11	6,115	6,712
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,695
Ohio Higher Educ. GO	5.250%	11/1/11	5,000	5,494
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	7,253
Ohio Higher Educ. GO	5.000%	11/1/14	4,250	4,875
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,945
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	7,116
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12	6,805	7,598
Ohio Infrastructure Improvement GO	5.000%	3/1/10	4,000	4,149
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10 (1)	7,140	7,504
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11 (1)	3,800	4,090
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	6,000	6,800
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	3,515	4,035
Ohio Water Dev. Auth. PCR	5.250%	12/1/09	3,625	3,727
Ohio Water Dev. Auth. PCR	5.000%	12/1/11	4,030	4,430
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,946
Ohio Water Dev. Auth. Rev.	5.000%	12/1/13	4,000	4,572
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14 (Prere.)	6,300	7,243
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,677
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,831
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	2,956
				293,432
Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	10,000	10,798
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,829
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13	2,000	2,159
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14	4,900	5,299
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15	4,670	5,041
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,297
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (1)	9,035	10,035
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,786
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	10,000	10,575
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,696
Tulsa County OK Ind. Dev. VRDO	0.550%	5/1/09 LOC	13,900	13,900
				80,415
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.250%	11/1/11 (1)	12,090	13,116
Oregon State Dept. Administrative Services	5.000%	5/1/14	3,750	4,186
Oregon State Dept. Administrative Services	5.000%	5/1/15	4,160	4,658
Oregon State Dept. Administrative Services	5.000%	4/1/16	2,185	2,479
Oregon State Dept. Administrative Services	5.000%	5/1/16	3,105	3,478
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12 (1)	5,000	5,384
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/14 (1)	2,030	2,032
				35,333
Pennsylvania (5.6%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	38,264
Beaver County PA IDA PCR (FirstEnergy) PUT	3.375%	10/1/09	5,000	4,975
Butler County PA General Auth. Rev. (Hampton Township) VRDO	1.470%	5/7/09 (4)	22,010	22,010
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,542

Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10	2,690	2,639
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12	2,970	2,830
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	3,280	3,007
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	1,165	1,068
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	3,440	3,097
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	1,140	1,026
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	1,175	1,036
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	3,510	3,095
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	17,000	17,515
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.950%	5/7/09	11,000	11,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.950%	5/7/09	2,330	2,330
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.)	5.750%	9/15/13 (Prere.)	4,560	5,320
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.) VRDO	0.370%	5/1/09 LOC	8,100	8,100
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/10	2,500	2,455
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,415
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,343
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (1)(Prere.)	5,000	5,640
North Hills PA School Dist. GO	5.250%	12/15/15 (4)(Prere.)	5,030	5,977
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	25,150	29,322

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	10,000	10,151
Pennsylvania GO	5.500%	2/1/12	20,950	23,269
Pennsylvania GO	5.500%	1/1/13	10,000	11,373
Pennsylvania GO	5.000%	8/1/13	12,480	14,180
Pennsylvania GO	5.000%	9/1/14 (4)	8,000	9,187
Pennsylvania GO	5.000%	3/15/16	11,855	13,716
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,274
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13	5,630	6,150
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,290	15,619
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11 (1)	3,000	3,197
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,295
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,998
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	13,227
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15 (12)	1,055	1,183
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16 (12)	5,170	5,797
Pennsylvania Turnpike Comm. Rev. VRDO	1.200%	5/7/09 (4)	26,585	26,585
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14	2,355	2,541
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15	4,570	4,919
Philadelphia PA Gas Works Rev.	5.250%	7/1/09 (4)	8,885	8,949
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (4)(Prere.)	3,315	3,636
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,695
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,835
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,365
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,398
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	0.400%	5/1/09	1,800	1,800
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,017
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,931
Philadelphia PA School Dist. GO	5.500%	8/1/11 (4)	5,100	5,480
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (1)	33,865	35,791
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,686
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15 (2)	1,500	1,638
Pittsburgh PA GO	5.000%	9/1/09 (1)	2,815	2,825
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13	6,265	6,744
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14	5,470	5,898
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15	5,000	5,451
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10 (Prere.)	5,175	5,464
				536,270
Puerto Rico (0.8%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,652
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12	4,510	4,580
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13	4,000	4,109
Puerto Rico GO	5.000%	7/1/09 (ETM)	460	463
Puerto Rico GO	5.000%	7/1/09 (ETM)	3,595	3,623
Puerto Rico GO PUT	5.000%	7/1/12	16,000	15,783
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,621
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,038
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,074
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,019
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	23,265	23,065
				75,027
Rhode Island (0.1%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,173

South Carolina (1.0%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09	2,245	2,294
1	Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	0.640%	5/7/09	24,750	24,750
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13	8,575	9,042
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14	9,355	9,788
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15	7,380	7,743
	South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Conway Hosp.) VRDO	0.450%	5/1/09 (12)	20,100	20,100
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	10,000	10,950
	Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18	6,680	6,587
					91,254
South Dakota (0.1%)
	South Dakota State Building Auth. Rev.	5.000%	12/1/09 (2)	5,955	6,108
	South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,845
	South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,091
	South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,339
					13,383

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tennessee (2.1%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	5.000%	6/1/11	10,000	10,605
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.450%	5/1/09 LOC	15,600	15,600
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14	1,500	1,585
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15	1,390	1,476
	Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	5,000	5,302
	Memphis TN Electric System Rev.	5.000%	12/1/11 (1)	17,000	18,508
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,019
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	30,890	31,485
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.450%	5/1/09 LOC	3,700	3,700
	Montgomery County TN Public Building Auth. Pooled Financial Rev.
	(Tennessee County Loan Pool) VRDO	0.450%	5/1/09 LOC	5,000	5,000
	Shelby County TN GO	5.000%	4/1/13	4,000	4,501
	Shelby County TN GO	5.000%	4/1/14	1,000	1,136
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,500	4,579
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/10	2,570	2,681
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/11	2,230	2,382
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/12	2,300	2,500
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,962
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,310
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	5,958
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,759
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	9,913
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	4,893
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	9,615
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	26,405
2	Tennessee GO	5.000%	5/1/14	2,825	3,235
2	Tennessee GO	5.000%	5/1/16	3,200	3,733
					203,842
Texas (9.5%)
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14	2,855	3,305

	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/10	5,000	5,200
	Dallas TX GO	5.000%	2/15/10	6,540	6,774
	Dallas TX GO	5.000%	2/15/12	26,935	29,596
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10 (4)	5,950	6,292
	Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10	5,570	5,909
	El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,444
	El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,697
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	7,500	7,576
	Garland TX GO	5.250%	2/15/11 (4)	2,255	2,422
	Garland TX GO	5.250%	2/15/12 (4)	2,500	2,759
	Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,627
	Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12	27,465	28,969
	Harlingen TX Independent School Dist. GO	5.500%	8/15/09 (Prere.)	4,000	4,059
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13	15,000	16,151
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14	11,000	11,767
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	6,530	7,019
	Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,458
	Harris County TX Flood Control Dist. GO	5.250%	10/1/14 (Prere.)	8,360	9,761
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.450%	5/1/09 LOC	8,500	8,500
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.450%	5/1/09 LOC	9,500	9,500
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.500%	5/1/09	38,945	38,945
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.400%	5/1/09 (4)	19,600	19,600
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.400%	5/1/09 (4)	10,700	10,700
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.400%	5/1/09 (4)	8,600	8,600
	Harris County TX Toll Road Rev.	6.000%	8/1/09 (1)	4,750	4,815
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	24,250	26,258
1	Houston TX Airport System Rev. TOB VRDO	1.730%	5/7/09 (4)	18,400	18,400
	Houston TX GO	5.000%	3/1/10 (1)	5,120	5,306
	Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,569
	Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	5,242
	Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	10,113
	Houston TX Util. System Rev.	5.250%	5/15/10 (1)	2,700	2,805
	Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,843
	Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,734
	Houston TX Util. System Rev.	5.250%	5/15/16 (1)	10,000	10,868
	Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	12,000	12,432
	Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,228
	Lewisville TX Independent School Dist.	0.000%	8/15/09	2,430	2,425
	Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,915

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	9,342
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	17,195	17,427
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	17,500	17,585
Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,119
Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,480
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15 (4)(Prere.)	10,000	11,297
North Texas Tollway Auth. Rev.	5.000%	1/1/12	5,580	5,844
North Texas Tollway Auth. Rev.	5.250%	1/1/12	71,215	72,486
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	31,190	31,302
Northside TX Independent School Dist. PUT	3.780%	6/1/09	10,000	10,023
Northside TX Independent School Dist. PUT	3.600%	8/1/09	10,305	10,370
Northside TX Independent School Dist. PUT	3.700%	8/1/10	8,500	8,549
Round Rock TX Independent School Dist. GO	0.000%	8/15/09 (1)	6,750	6,734
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13	24,325	23,194
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14	12,360	11,531
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,646
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	12,000	13,471
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14	10,115	11,297
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,062
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	8,227
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	22,000	22,545
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,368
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	4,126
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09 (4)	10,000	10,069
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09 (4)	10,000	10,069
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,668
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,463
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,539
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,207
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,000	5,638
Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.214%	12/15/09	15,030	14,264
Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.284%	9/15/10	5,005	4,482
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12	5,000	4,560
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13	1,000	888
Texas Muni. Power Agency Rev.	4.400%	9/1/11 (1)	10,185	10,209
Texas State Transp. Comm. First Tier	5.000%	4/1/12	9,605	10,576
Texas State Transp. Comm. First Tier	5.000%	4/1/13	12,000	13,493
Texas State Transp. Comm. First Tier	5.000%	4/1/14	27,410	31,106
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,098
Texas State Univ. System Rev.	5.000%	3/15/12	2,380	2,607
Texas State Univ. System Rev.	5.000%	3/15/15	7,005	7,930
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/13	3,000	3,231

	Texas Tech Univ. Rev. Refunding & Improvement	3.000%	2/15/14	5,000	5,168
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/15	4,000	4,512
1	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.560%	5/7/09	10,200	10,200
1	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.560%	5/7/09	6,350	6,350
	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,471
	Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09	2,125	2,112
	Univ. of Houston TX Rev.	4.000%	2/15/13	2,000	2,151
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,610	2,645
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,500	2,533
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10	4,175	4,388
	Williamson County TX GO	5.500%	2/15/11 (4)(Prere.)	4,845	5,233
					910,468
Utah (0.3%)
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/13	7,590	8,266
	Salt Lake County UT GO	5.000%	6/15/10	9,100	9,553
	Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,779
	Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,990
					28,588
Virginia (1.5%)
	Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13	5,000	4,982
	Fairfax County VA Water Auth. Rev.	5.000%	4/1/14 (Prere.)	21,535	24,629
	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	5,810	5,858
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	5,000	5,772
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/14	1,350	1,529
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/16	3,090	3,555
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10	17,925	18,526
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	3,135	3,561
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	5,205	5,912

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/14	2,000	2,290
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/15	2,150	2,479
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/16	500	579
	Virginia GO	5.000%	6/1/14	8,750	10,080
	Virginia Public Building Auth. Rev.	5.000%	8/1/13	5,000	5,683
	Virginia Public Building Auth. Rev.	5.000%	8/1/14	8,000	9,174
	Virginia Public School Auth. Rev.	5.000%	8/1/09	2,000	2,023
	Virginia Public School Auth. Rev.	5.000%	8/1/09	2,720	2,751
	Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,634
	Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	3,018
	Virginia Public School Auth. Rev.	5.000%	8/1/11	9,000	9,777
	Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,631
2	Virginia Public School Auth. Rev.	4.000%	8/1/12	3,605	3,900
2	Virginia Public School Auth. Rev.	5.000%	8/1/13	7,655	8,691
2	Virginia Public School Auth. Rev.	5.000%	8/1/14	3,815	4,368
2	Virginia Public School Auth. Rev.	5.000%	8/1/16	1,570	1,820
					145,222
Washington (3.4%)
	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	9,230
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10 (1)	12,795	13,463
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	48,751
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,740
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17 (1)	8,000	8,683
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17 (1)	7,300	8,045
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	6,725
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,471
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,977
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	11,086
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/11	18,000	19,654
	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10	12,385	13,179
	Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,839
	Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,469
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10 (1)	3,565	3,655
	Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,400
	Tacoma WA Electric System Rev.	5.000%	1/1/12 (4)	5,000	5,436
	Tacoma WA Electric System Rev.	5.000%	1/1/13 (4)	10,485	11,604
	Tacoma WA Electric System Rev.	5.000%	1/1/14 (4)	25,720	28,717
	Thurston County Washington School District GO	5.000%	12/1/15 (4)	7,100	7,722
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	5,154
	Washington GO	5.000%	7/1/09	5,520	5,562
	Washington GO	4.000%	1/1/11	12,585	13,202
	Washington GO	5.000%	7/1/12 (2)	11,530	12,789
	Washington GO	5.000%	2/1/13	5,290	5,926
	Washington GO	5.000%	7/1/13 (4)	4,890	5,533

	Washington GO	5.000%	2/1/14	11,105	12,567
	Washington GO	5.000%	2/1/16	4,495	5,162
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.500%	5/7/09 (4)	10,000	10,000
1	Washington Health Care Fac. Auth. (Peace Health) TOB VRDO	0.640%	5/7/09	7,315	7,315
					321,056
West Virginia (0.6%)
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,464
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,650	5,181
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/14	9,265	10,381
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/15	7,150	8,016
	West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	6,000	5,853
	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.450%	5/1/09 LOC	19,700	19,700
					54,595
Wisconsin (1.0%)
	Badger Tobbaco Asset Securitization Corp.	6.125%	6/1/12 (Prere.)	6,555	7,027
	Wisconsin GO	5.000%	5/1/10	5,160	5,384
	Wisconsin GO	5.000%	5/1/12 (1)	15,775	17,323
	Wisconsin GO	5.250%	5/1/13	16,810	19,003
	Wisconsin GO	5.000%	5/1/14 (1)	5,000	5,632
	Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,251
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14 (4)	5,000	5,335
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15 (4)	2,000	2,126
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14 (4)	4,145	4,636
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15 (4)	11,390	12,759
	Wisconsin Transp. Rev.	5.000%	7/1/12	1,000	1,103
	Wisconsin Transp. Rev.	5.000%	7/1/13	1,100	1,233

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Transp. Rev.	5.000%	7/1/15	2,000	2,270
1 Wisconsin Transp. Rev. TOB VRDO	0.560%	5/7/09 (Prere.)	9,705	9,705
				96,787
Total Tax-Exempt Municipal Bonds (Cost $9,231,089)				9,398,627

			Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
3 Vanguard Municipal Cash Management Fund (Cost $221,795)	0.596%		221,795,000	221,795
Total Investments (100.8%) (Cost $9,452,884)				9,620,422
Other Assets and Liabilities (–0.8%)
Other Assets				151,547
Liabilities				(226,944)
				(75,397)
Net Assets (100%)				9,545,025

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	9,508,657
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(131,170)
Unrealized Appreciation (Depreciation)	167,538
Net Assets	9,545,025

Investor Shares—Net Assets
Applicable to 235,286,750 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,564,457
Net Asset Value Per Share—Investor Shares	$10.90

Admiral Shares—Net Assets
Applicable to 640,460,845 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,980,568
Net Asset Value Per Share—Admiral Shares	$10.90

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $434,341,000, representing 4.6% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2009.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (1.2%)
Alabama GO	5.250%	6/1/12	5,105	5,488
Alabama GO	5.250%	6/1/13	5,105	5,482
Alabama GO	5.250%	6/1/14	5,155	5,536
Alabama GO	5.250%	6/1/15	3,455	3,700
Alabama Public School & College Auth.	5.000%	12/1/19	58,350	64,232
Alabama Public School & College Auth.	5.000%	12/1/20	60,660	66,027
Alabama Public School & College Auth.	5.000%	12/1/21	63,100	67,959
Alabama Public School & College Auth.	5.000%	12/1/22	14,095	15,052
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25	5,000	3,463
Huntsville AL Capital Improvement GO	5.000%	9/1/22	1,030	1,136
Huntsville AL Capital Improvement GO	5.000%	9/1/23	2,180	2,382
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,374
				256,831
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (1)	5,395	6,199
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (1)	6,000	6,343
North Slope Borough AK GO	0.000%	6/30/10 (1)	8,000	7,858
				20,400
Arizona (2.7%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/28	2,545	2,606
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/30	2,500	2,538
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/31	3,250	3,288
Arizona COP	5.000%	9/1/25 (4)	10,000	10,363
Arizona COP	5.000%	9/1/27 (4)	5,000	5,103
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24	10,000	9,578
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25	8,000	7,591
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	6,024
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,476
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (1)	10,000	10,572
Arizona School Fac. Board Rev. COP	5.000%	9/1/16	24,000	25,891
Arizona School Fac. Board Rev. COP	5.000%	9/1/17	21,000	22,537
Arizona School Fac. Board Rev. COP	5.000%	9/1/18	15,000	15,957
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18	10,000	11,189
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19	10,000	11,039
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20	11,500	12,554
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21	16,300	17,608
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24	10,000	10,527
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	8,040	8,387
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	9,460	10,620
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,267
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,359
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,638
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,098
Arizona Transp. Board Highway Rev.	5.000%	7/1/25	5,000	5,359
Arizona Transp. Board Highway Rev.	5.000%	7/1/30	4,765	4,928
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16	6,500	6,597
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17	10,000	10,106
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18	6,000	5,995
Mesa AZ GO	5.250%	7/1/12 (1)	10,000	10,964
Mesa AZ Util. System Rev.	5.000%	7/1/19 (1)	10,000	10,785
Mesa AZ Util. System Rev.	5.000%	7/1/21 (1)	12,000	12,707

Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14	5,110	5,656
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23	5,000	5,247
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24	2,235	2,323
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25	5,000	5,144
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27	9,530	9,662
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23	5,005	5,206
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24	7,805	8,028
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20	5,165	5,638
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12 (1)	9,645	10,332
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13 (1)	5,000	5,351
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14 (1)	6,820	7,299
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24	2,500	2,688
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14 (1)	4,215	4,599
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/21 (1)	4,200	4,423
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/21	3,450	3,841
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/22	4,350	4,787
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	6,850	7,458
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	4,000	4,324

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/24	16,405	17,654
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/25	20,120	21,470
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26	8,715	9,221
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26	4,755	5,008
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27	25,830	27,101
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27	3,365	3,516
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28	5,590	5,829
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28	2,500	2,598
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/33	20,000	20,336
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/37	4,115	4,157
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21	3,500	2,867
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22	3,790	3,034
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23	8,335	6,551
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	4,485	3,460
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25	18,880	14,226
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26	22,645	16,870
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	4,000	4,710
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,350	8,655
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,780	9,161
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	6,210	7,312
Tucson AZ GO	7.375%	7/1/13	3,750	4,589
				596,582
California (13.0%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	20,195	21,402
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	7,000	7,470
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	5,800	6,129
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	27,900	29,181
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	29,730	30,810
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	12,955	13,483
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	16,900	17,387
Beverly Hills CA USD GO	0.000%	8/1/28	5,000	1,782
Beverly Hills CA USD GO	0.000%	8/1/29	8,000	2,687
California GO	6.300%	9/1/10	4,000	4,248
California GO	5.000%	4/1/12	2,500	2,686
California GO	5.250%	10/1/13 (1)	6,115	6,767
California GO	5.250%	2/1/14	20,000	21,762
California GO	5.000%	6/1/14 (Prere.)	8,580	9,788
California GO	5.000%	8/1/14	6,250	6,840
California GO	5.250%	11/1/14	10,000	10,901
California GO	5.000%	3/1/15	6,000	6,538
California GO	5.000%	3/1/15	11,910	12,895
California GO	5.250%	11/1/15	10,225	11,004
California GO	6.000%	2/1/16	2,000	2,286
California GO	5.000%	4/1/16	10,000	10,886
California GO	5.000%	4/1/17	10,000	10,799
California GO	5.500%	4/1/18	19,000	20,888
California GO	6.000%	4/1/18	11,980	13,613
California GO	5.000%	9/1/18	34,300	36,155
California GO	5.000%	12/1/18	85	88
California GO	5.000%	8/1/20	21,070	21,733
California GO	5.000%	12/1/21	16,365	16,738

	California GO	5.000%	3/1/22 (2)	9,800	9,913
	California GO	5.000%	12/1/22	12,830	12,995
	California GO	5.000%	3/1/23	36,120	36,290
	California GO	5.000%	3/1/23	35,495	35,686
	California GO	5.000%	6/1/23 (2)	7,200	7,248
	California GO	5.125%	11/1/23	7,000	7,056
	California GO	5.000%	3/1/24	30,390	30,378
	California GO	5.000%	11/1/24	6,630	6,618
	California GO	5.000%	12/1/24	13,950	13,922
	California GO	5.000%	3/1/25	13,500	13,293
	California GO	5.000%	8/1/26	9,000	8,796
	California GO	5.500%	8/1/26	30,115	30,725
	California GO	5.000%	9/1/27	4,140	4,019
	California GO	5.000%	11/1/27	8,000	7,765
	California GO	5.750%	4/1/29	5,295	5,436
	California GO	5.750%	4/1/31	80,690	82,089
	California GO	6.500%	4/1/33	65,000	71,007
	California GO CP	3.500%	5/11/09	12,500	12,512
	California GO CP	3.500%	5/12/09	13,800	13,814
1	California GO TOB VRDO	2.500%	5/7/09 (4)LOC	35,860	35,860

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22	16,000	15,794
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,188
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,151
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,158
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,030
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19	8,080	7,806
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20	4,000	4,003
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21	7,110	6,665
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22	3,250	2,990
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15	7,550	7,922
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16	5,000	5,363
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17	5,000	5,362
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,934
California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum) VRDO	0.400%	5/1/09 LOC	10,000	10,000
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16 (2)	5,265	5,612
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25	3,100	2,906
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/28	5,000	5,106
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/29	2,000	2,036
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09	4,555	4,570
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10	6,635	6,656
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12	7,895	7,917
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14	8,370	9,350
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15	10,105	11,353
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16	8,750	9,697
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17	7,085	7,759
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18	6,500	7,015
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19	11,820	12,608
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20	10,000	10,563
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21	15,230	15,956
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22	15,985	16,618
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23	11,465	11,861

	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24	10,000	10,262
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25	7,500	7,648
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26	7,500	7,573
	California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	41,817
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (1)	8,000	8,766
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	10,000	11,485
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	20,000	22,258
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14 (2)	10,000	10,882
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	61,875	66,858
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	7,790	8,683
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17	10,000	11,120
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18	12,000	13,269
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	20,000	21,277
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	20,000	21,051
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.000%	5/7/09 (4)	6,800	6,800
	California State Econ. Recovery Bonds	5.000%	7/1/15	70,700	77,033
	California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,281
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	155,000	158,932
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	155,000	160,399
	California State Univ. Rev. Systemwide	5.000%	11/1/26	14,775	14,867
	California State Univ. Rev. Systemwide	5.750%	11/1/27	5,000	5,317
	California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09 (ETM)	155	156
	California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09 (ETM)	515	520
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/09	55,000	55,074
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,388
1	California Statewide Community Dev. Auth. Rev. TOB VRDO	0.770%	5/7/09 (2)	18,000	18,000
	Central Basin Muni. Water Dist. CA COP VRDO	0.850%	5/7/09 LOC	9,045	9,045
	El Segundo CA USD	0.000%	8/1/28	2,705	847
	El Segundo CA USD	0.000%	8/1/29	8,655	2,538
	El Segundo CA USD	0.000%	8/1/30	9,160	2,492
	Fairfield CA COP (Fairfield Water)	0.000%	4/1/23 (10)	1,000	454
	Fairfield CA COP (Fairfield Water)	0.000%	4/1/24 (10)	3,455	1,451
	Fairfield CA COP (Fairfield Water)	0.000%	4/1/25 (10)	6,340	2,456
	Fairfield CA COP (Fairfield Water)	0.000%	4/1/27 (10)	6,480	2,139
	Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/23 (1)	2,875	1,262
	Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/24 (1)	1,700	691
	Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/25 (1)	2,055	773
	Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/26 (1)	2,985	1,039
	Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/27 (1)	2,980	958

Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/28 (1)	2,875	858
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,279

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fresno CA Sewer Rev.	5.000%	9/1/25 (12)	4,775	4,933
Fresno CA Sewer Rev.	5.000%	9/1/26 (12)	7,625	7,813
Fresno CA Sewer Rev.	5.000%	9/1/27 (12)	7,835	7,969
Gilroy CA USD GO	0.000%	8/1/30 (12)	5,500	1,478
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	106,840	117,283
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	93,244
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	8,482
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	5,996
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	11,343
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	14,116
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	12,605	10,176
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	35,026
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	18,400	15,820
Hacienda La Puente CA USD	5.000%	8/1/25 (4)	7,000	7,383
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/23 (1)	2,090	956
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/25 (1)	3,635	1,426
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/27 (1)	1,500	502
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/28 (1)	3,170	985
Long Beach CA USD GO	0.000%	8/1/23 (12)	1,995	912
Long Beach CA USD GO	0.000%	8/1/26 (12)	2,925	1,060
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	7,210	7,261
Los Angeles CA Community College Dist. GO	5.250%	8/1/29	4,145	4,244
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23	3,115	3,181
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26	3,250	3,243
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27	3,250	3,212
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28	3,960	3,879
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	21,479
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/34	3,000	3,042
Los Angeles CA USD GO	5.000%	7/1/21 (4)	4,000	4,235
Los Angeles CA USD GO	5.000%	7/1/21 (4)	10,000	10,587
Los Angeles CA USD GO	5.000%	7/1/22 (4)	22,410	23,488
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	47,668
Los Angeles CA USD GO	5.000%	7/1/23 (3)	24,035	24,607
Los Angeles CA USD GO	5.000%	7/1/23 (4)	6,425	6,702
Los Angeles CA USD GO	5.250%	7/1/23	8,835	9,359
Los Angeles CA USD GO	5.250%	7/1/23	5,000	5,297
Los Angeles CA USD GO	5.000%	7/1/24 (1)	19,915	20,220
Los Angeles CA USD GO	5.000%	7/1/25 (4)	7,330	7,507
Los Angeles CA USD GO	5.000%	7/1/25 (4)	5,000	5,121
Los Angeles CA USD GO	5.000%	7/1/26	7,500	7,595

	Los Angeles CA USD GO	4.500%	1/1/28 (1)	10,000	9,147
	Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	9,520	9,572
	Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10 (4)	31,030	32,002
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24 (12)	5,900	6,110
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	11,775	11,074
	Palmdale CA Community Redev. Agency	5.000%	9/1/28 (1)	11,690	10,399
	Palo Alto CA USD GO	0.000%	8/1/23	13,900	7,222
1	Palomar Pomerado Health System California Rev. TOB VRDO	0.570%	5/7/09 (12)	18,050	18,050
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	9,000	9,163
	Poway CA USD GO	0.000%	8/1/29	5,000	1,466
	Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,045
	Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	7,900
	Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,578
	Rocklin CA USD	0.000%	8/1/22 (1)	5,450	2,713
	Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,640
	San Bernardino County CA Medical Center COP	7.000%	8/1/09 (1)	9,705	9,807
	San Bernardino County CA Medical Center COP	7.000%	8/1/10 (1)	10,525	11,042
	San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,334
	San Diego CA USD GO	5.500%	7/1/25 (1)	10,000	10,595
	San Diego CA USD GO	5.500%	7/1/27 (4)	17,695	19,365
	San Diego CA USD GO	0.000%	7/1/29	7,000	2,096
	San Diego CA USD GO	0.000%	7/1/30	15,000	4,187
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21 (1)	12,385	5,306
	San Jose CA Redev. Agency	5.000%	8/1/20 (2)	20,000	18,793
	San Jose CA Redev. Agency	5.000%	8/1/23 (2)	25,000	22,634
	San Jose CA Redev. Agency	5.000%	8/1/24 (1)	29,885	26,978
	San Jose CA Redev. Agency	6.500%	8/1/28	26,085	26,627
	San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25	2,000	2,007
	San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28	2,000	2,063
	San Ramon Valley CA USD GO	5.000%	8/1/26 (4)	12,800	13,018
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19	13,825	15,166
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20	10,000	10,787

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Monica CA Community College Dist.	0.000%	8/1/23	9,045	4,182
Santa Monica CA Community College Dist.	0.000%	8/1/27	6,565	2,251
Santa Monica CA Community College Dist.	0.000%	8/1/28	7,105	2,264
Santa Monica CA Community College Dist.	0.000%	8/1/29	12,640	3,765
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27 (2)	11,125	3,730
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.600%	5/7/09 (4)	10,000	10,000
Univ. of California Rev.	5.000%	5/15/21	11,125	11,796
Univ. of California Rev.	5.500%	5/15/24	15,000	16,230
Ventura County CA Community College Dist. GO	0.000%	8/1/23	6,155	2,814
Ventura County CA Community College Dist. GO	0.000%	8/1/24	8,050	3,413
Ventura County CA Community College Dist. GO	0.000%	8/1/25	8,000	3,139
Ventura County CA Community College Dist. GO	0.000%	8/1/26	8,500	3,086
Ventura County CA Community College Dist. GO	0.000%	8/1/27	3,000	1,011
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25 (12)	5,365	5,484
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27 (12)	5,000	5,033
				2,875,229
Colorado (1.4%)
Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/27	8,000	8,347
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (1)	11,780	13,131
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (1)	14,500	16,489
Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (1)	57,325	65,109
Colorado Dept. of Transp. Rev. RAN	5.375%	6/15/12 (Prere.)	8,500	9,639
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,529
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,400
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	5,728
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	5.000%	3/1/25	4,900	4,115
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09 (1)	2,965	2,973
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10 (1)	1,740	1,744
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11 (1)	3,415	3,421
Colorado Springs CO Util. System Rev.	5.000%	11/15/09	5,000	5,120
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,762
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,818
Denver CO City & County Airport Rev.	5.000%	11/15/23 (10)	10,000	10,224
Denver CO City & County Airport Rev.	5.000%	11/15/24 (10)	10,000	10,167
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,897
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)(Prere.)	8,100	7,213
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)	8,000	7,069
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)(ETM)	6,600	6,357
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (1)	24,490	13,965
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (1)	7,850	7,099
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (1)	6,355	5,747
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	15,100	7,271
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (1)	20,000	5,944
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (1)	10,000	8,577
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (1)	10,000	8,577
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (1)	5,000	4,288
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16 (4)	10,135	11,481
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (1)	6,605	6,922
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24	2,000	2,180
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26	2,750	2,955
				313,258
Connecticut (1.9%)
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,586
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,411
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	6,237

Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	27,647
Connecticut GO	5.500%	11/15/11 (4)	21,215	23,543
Connecticut GO	5.500%	12/15/11 (1)	9,000	10,014
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,741
Connecticut GO	5.000%	4/15/13	9,745	11,023
Connecticut GO	5.000%	11/1/13	10,000	11,448
Connecticut GO	5.125%	11/15/13	19,000	20,596
Connecticut GO	5.500%	12/15/13	1,705	1,991
Connecticut GO	5.000%	4/15/14	13,690	15,642
Connecticut GO	5.500%	12/15/14	7,700	9,089
Connecticut GO	5.000%	4/15/15	16,155	18,640
Connecticut GO	5.000%	11/1/15	5,000	5,814
Connecticut GO	5.000%	12/15/15	14,345	16,707
Connecticut GO	5.000%	4/15/16	13,725	15,952
Connecticut GO	5.000%	4/15/17	17,095	19,928
Connecticut GO	5.000%	12/15/17	5,400	6,228

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	3/1/18	11,635	13,561
Connecticut GO	5.000%	3/1/18	1,130	1,317
Connecticut GO	5.000%	12/15/18	11,000	12,533
Connecticut GO	5.000%	2/15/22	9,615	10,787
Connecticut GO	5.000%	2/15/23	15,000	16,649
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10	4,275	4,401
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/11	4,035	4,392
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12	6,600	7,616
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/12	4,685	5,200
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,692
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/13	2,970	3,345
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	12,000	13,425
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/14	7,315	8,286
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/16	3,115	3,540
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/23	12,085	12,890
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/24	10,880	11,472
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/25	13,015	13,587
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	7,035
				409,965
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	1,625	1,856
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	14,220	16,363
				18,219
District of Columbia (0.9%)
District of Columbia GO	5.500%	6/1/09 (4)(Prere.)	1,890	1,917
District of Columbia GO	5.500%	6/1/10 (2)	10,490	10,926
District of Columbia GO	5.500%	6/1/10 (4)	15,000	15,757
District of Columbia GO	5.750%	6/1/10 (1)	15,465	16,119
District of Columbia GO	6.000%	6/1/11 (1)	6,550	7,033
District of Columbia GO	5.500%	6/1/12 (4)	4,630	4,691
District of Columbia GO	0.000%	6/1/13 (1)	10,945	9,706
District of Columbia GO	0.000%	6/1/14 (1)	16,650	14,104
District of Columbia GO	5.000%	6/1/14 (2)	10,880	11,700
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,626
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,358
District of Columbia GO	5.000%	6/1/21 (4)	10,880	11,249
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10 (1)(ETM)	2,555	2,728
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12 (1)(ETM)	2,995	3,440
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21 (2)	5,610	5,852
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22 (2)	5,800	5,996
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23 (2)	6,600	6,782
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24 (2)	6,190	6,320
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18	23,500	24,233
District of Columbia Rev. (Howard Univ.) VRDO	0.490%	5/7/09 LOC	11,525	11,525
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11 (1)	3,000	3,083
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23 (4)	15,115	16,888

				208,033
Florida (7.0%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,656
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	4,866
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,056
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09	15,885	16,097
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09	2,000	2,027
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10	21,330	21,605
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,134
Broward County FL School Board COP	5.250%	7/1/20 (1)	4,155	4,286
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	12,789
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/23	2,000	2,073
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14 (1)	35,000	35,405
Clay County FL Sales Surtax Rev.	5.000%	10/1/12 (12)	6,690	7,322
Clay County FL Sales Surtax Rev.	5.000%	10/1/16 (12)	8,135	8,976
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	4,530	4,842
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,312
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	5,045	5,657
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	7,000	8,623
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,740
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,565
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,573
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,815	4,246
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	8,395	9,343
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,720	4,140

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,005	4,481
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	3,910	4,375
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,205	4,736
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,105	4,623
Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15	11,000	12,027
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	3,500	3,795
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/27	5,330	5,457
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/28	7,695	7,819
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (1)	5,800	5,836
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (1)	10,840	10,896
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (1)	11,410	11,463
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (1)	7,150	7,776
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (2)	18,200	20,052
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,621
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (1)	7,860	8,602
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (1)	6,000	6,516
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (1)	3,700	3,980
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (2)	19,155	21,180
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	10,240	11,002
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,165	11,257
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (1)	5,000	5,165
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	8,215	8,959
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (1)	6,000	6,346
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,845	13,386
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	13,390	13,837
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	11,465
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	13,700	13,951
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	11,385	11,612
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	14,385	14,510
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	13,215	13,340
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26	13,875	13,885
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27	15,855	15,705
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09 (4)	18,580	18,697
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09 (1)	14,330	14,420
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10 (1)	3,615	3,779
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12 (1)	3,000	3,209
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13 (1)	7,645	8,430
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,295
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19	5,855	6,259
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (1)	10,000	10,101
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	9,025	9,137
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (1)	10,045	10,147
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	10,025	10,160
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25 (1)	6,700	6,719

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	9,475	9,502
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	10,525	10,558
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26 (1)	10,045	9,964
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	9,950	9,870
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	11,055	10,966
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	5,445	5,330
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	11,605	11,360
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28	10,970	10,602
Florida Dept. of Transp.	6.375%	7/1/11	10,135	11,204
Florida Dept. of Transp.	5.250%	7/1/15	3,900	3,964
Florida Dept. of Transp.	5.000%	7/1/25	10,000	10,216
Florida Division Board Financial Dept. of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,719
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	40,000	40,974
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	17,865	18,431
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	38,000	38,996
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	14,290
Florida Muni. Power Agency Rev.	5.000%	10/1/27	12,500	11,963
Florida Muni. Power Agency Rev.	5.750%	10/1/27	3,000	3,080
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,310
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (1)	2,185	2,199
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,381
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,425	4,684
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	4,645	4,841
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20	2,000	2,172
Fort Myers FL Rev.	5.000%	12/1/25 (1)	7,340	7,358
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	820	947
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	125	144

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	145	167
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	260	300
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	190	219
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	1,000	984
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	875	861
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	1,000	967
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	135	131
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	1,000	953
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	740	705
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	500	469
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	1,310	1,229
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27	10,000	8,921
	Hillsborough County FL Assessment Rev.	5.000%	3/1/22 (12)	6,260	6,161
	Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,047
	Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17	3,650	3,370
	Hillsborough County FL School Board COP	5.500%	7/1/14 (1)	4,370	4,764
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.550%	5/1/09 LOC	25,300	25,300
	Hillsborough County FL Util. Rev.	5.500%	8/1/13 (2)	10,000	11,153
	Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/19 (1)	5,000	5,163
	Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/20 (1)	5,000	5,121
	Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (1)	3,045	3,430
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23	5,415	5,537
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24	5,685	5,794
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25	5,970	6,056
	Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28	13,280	12,862
1	Jacksonville FL Transp. Rev. TOB VRDO	1.130%	5/7/09 (1)	6,330	6,330
	Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,144
	Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13 (2)	5,140	5,443
	Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/10 (1)	2,540	2,628
	Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/23 (12)	2,500	2,530
	Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/29 (12)	4,000	3,861
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	13,760	15,695
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	10,910	12,444
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24 (2)	5,275	5,288
	Miami-Dade County FL School Board COP	5.250%	8/1/09 (2)	11,320	11,408
	Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	7,178
	Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	9,032
	Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,670
	Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	9,924
	Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,267
	Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	3,155	3,121
	Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	25,891

Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,450
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	28,267
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	14,449
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	4,823
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,063
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	15,630
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21	20,000	21,316
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (1)	7,900	7,943
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28	5,000	4,393
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	0.950%	5/1/09 (4)	17,120	17,120
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.250%	5/1/09 (4)	4,530	4,530
Orange County FL School Board COP	5.000%	8/1/23 (1)	9,000	9,114
Orange County FL School Board COP	5.000%	8/1/24 (1)	4,000	4,029
Orange County FL School Board COP	4.500%	8/1/26	10,000	9,240
Orange County FL School Board COP	4.500%	8/1/27	10,000	9,258
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20 (1)	25,345	25,898
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21 (1)	16,605	16,953
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	12,495
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13 (2)	5,000	5,390
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,292
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	10,000	11,556
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	5,000	5,838
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	15,000	15,410
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	7,500	7,560
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	5,000	5,172
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	7,805	8,026
South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,520
South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,465
South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,423
South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,327

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Florida Water Management Dist.	5.000%	10/1/24 (2)	4,000	4,112
South Florida Water Management Dist.	5.000%	10/1/25 (2)	8,000	8,154
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	9,456
Tampa Bay FL Water Util. System Rev.	6.000%	10/1/29 (1)	10,000	11,311
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11 (1)	3,000	3,053
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,100	15,308
				1,541,228
Georgia (3.3%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (1)	11,930	12,259
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (1)	5,000	5,132
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (4)	10,000	10,575
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (4)	10,000	10,866
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (4)	7,000	7,907
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (4)	8,000	9,016
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (4)	10,000	10,722
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	10,000	11,422
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,460	17,561
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	6,135	6,917
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	16,000	16,756
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	10,000	10,592
Fulton County GA COP	5.750%	11/1/11 (2)	6,000	6,416
Fulton County GA COP	6.000%	11/1/12 (2)	5,985	6,414
Fulton County GA COP	6.000%	11/1/13 (2)	6,325	6,778
Fulton County GA COP	6.000%	11/1/14 (2)	4,675	5,010
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.970%	5/7/09	19,950	19,950
Fulton County GA School Dist. GO	6.375%	5/1/10	4,275	4,379
Georgia GO	7.450%	1/1/10	4,000	4,181
Georgia GO	6.750%	9/1/10	8,000	8,624
Georgia GO	5.700%	7/1/11	4,470	4,920
Georgia GO	5.750%	9/1/11	2,500	2,770
Georgia GO	5.000%	10/1/11	7,000	7,666
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	17,069
Georgia GO	5.000%	4/1/12	8,520	9,447
Georgia GO	5.000%	10/1/13	20,095	23,050
Georgia GO	5.500%	7/1/14	10,750	12,635
Georgia GO	5.000%	10/1/14	18,250	21,150
Georgia GO	5.000%	10/1/15	21,495	25,150
Georgia GO	5.000%	4/1/16	15,590	18,252
Georgia GO	5.000%	7/1/16	9,500	11,159
Georgia GO	5.000%	7/1/16	5,300	6,112
Georgia GO	5.000%	10/1/16	7,515	8,855
Georgia GO	5.000%	9/1/19	7,580	8,439
Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17 (1)	9,420	10,806
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,735	18,776
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15	31,260	35,176
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16	41,105	46,317
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	16,000	18,006
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/21	15,000	16,249
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,284
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,597
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,822
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	32,395	36,347
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20	23,970	21,049
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	12,500	9,797

Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	37,000	31,912
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/20 (1)	9,800	10,966
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/29 (4)	24,320	24,759
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/16	6,580	7,272
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/16	3,480	3,846
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.750%	1/1/19	25,000	27,983
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/28	1,240	1,302
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/29	4,500	4,700
				723,117
Hawaii (1.2%)
Hawaii GO	5.625%	9/1/09 (4)(Prere.)	3,510	3,606
Hawaii GO	6.000%	12/1/09 (1)	3,550	3,662
Hawaii GO	5.750%	10/1/10 (1)(Prere.)	115	123
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,000	2,145
Hawaii GO	6.000%	11/1/10 (4)	10,000	10,737
Hawaii GO	5.750%	10/1/11 (1)	2,095	2,227
Hawaii GO	5.375%	8/1/12 (1)	13,900	15,010

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.375%	8/1/12 (1)	14,490	15,648
Hawaii GO	5.625%	9/1/12 (4)	1,490	1,526
Hawaii GO	5.750%	10/1/12 (1)	2,130	2,255
Hawaii GO	5.375%	8/1/13 (1)	16,595	17,904
Hawaii GO	5.375%	8/1/13 (1)	14,700	15,860
Hawaii GO	5.375%	8/1/14 (1)	17,985	19,404
Hawaii GO	5.375%	8/1/14 (1)	11,650	12,569
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,018
Hawaii GO	5.000%	10/1/22 (1)	7,000	7,418
Hawaii GO	5.000%	10/1/23 (1)	5,000	5,268
Hawaii GO	5.000%	10/1/24 (1)	3,000	3,124
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,307
Hawaii GO	5.000%	3/1/26 (4)	14,500	15,147
Honolulu HI City & County GO	8.000%	10/1/09 (ETM)	3,620	3,734
Honolulu HI City & County GO	5.250%	7/1/14 (4)	10,000	11,525
Honolulu HI City & County GO	5.250%	7/1/15 (4)	7,500	8,714
Honolulu HI City & County GO	5.250%	7/1/16 (4)	7,500	8,760
Honolulu HI City & County GO	5.250%	7/1/17 (4)	7,625	8,935
Honolulu HI City & County GO	5.250%	7/1/18 (4)	2,860	3,349
Honolulu HI City & County GO	5.000%	7/1/23 (1)	9,150	9,633
Honolulu HI City & County GO	5.000%	7/1/24 (4)	2,570	2,744
Honolulu HI City & County GO	5.000%	7/1/28 (1)	6,250	6,369
Univ. of Hawaii Rev.	5.500%	10/1/26	1,965	2,087
				275,808
Idaho (0.1%)
Idaho Bond Bank Auth. Rev.	4.375%	9/15/23	2,460	2,494
Idaho Bond Bank Auth. Rev.	5.250%	9/15/24	2,000	2,157
Idaho Bond Bank Auth. Rev.	5.250%	9/15/26	1,000	1,062
Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.700%	5/1/09 (4)	2,700	2,700
Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28	12,050	12,614
Idaho Housing & Finance Assn. RAN	5.000%	7/15/14	4,890	5,424
				26,451
Illinois (4.1%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,177
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (1)	26,000	24,616
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (1)	32,670	29,997
Chicago IL Board of Educ. GO	5.000%	12/1/16 (4)	1,985	2,204
Chicago IL Board of Educ. GO	5.000%	12/1/18 (4)	2,500	2,720
Chicago IL Board of Educ. GO	5.000%	12/1/19 (4)	6,130	6,579
Chicago IL Board of Educ. GO	5.000%	12/1/24 (4)	10,000	10,282
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	33,065	34,720
Chicago IL Board of Educ. GO	5.000%	12/1/26 (4)	12,640	12,911
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,959
Chicago IL GO	0.000%	1/1/22	4,750	2,540
Chicago IL GO	0.000%	1/1/23	4,900	2,462
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,152
Chicago IL GO	0.000%	1/1/27	7,000	2,665
Chicago IL GO	5.000%	1/1/27 (1)	8,400	8,494
Chicago IL GO	5.000%	1/1/28 (1)	10,000	10,048
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	15,118
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	8,052
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	15,715	17,697
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	6,239
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,096
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (1)	10,000	10,732
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/14 (1)	2,000	2,159
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/15 (1)	5,000	5,401
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/18 (4)	2,850	3,008
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/19 (4)	6,640	6,918
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/21 (4)	15,960	16,251
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/22 (4)	18,595	18,802
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/23 (4)	15,475	15,648
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	20,000	20,124

Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/14	4,200	4,607
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24 (12)	5,000	5,320
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25 (12)	11,000	11,606
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26 (12)	8,260	8,655
Chicago IL Transit Auth. Rev.	5.000%	6/1/13	4,000	4,376
Chicago IL Transit Auth. Rev.	5.000%	6/1/15	6,060	6,652
Chicago IL Transit Auth. Rev.	5.500%	6/1/18	7,435	8,343
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,973

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,537
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,459
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,210
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	6,323
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	6,087
Cook County IL High School Dist. (Thornton Township)	5.000%	12/1/15 (12)	2,020	2,286
Cook County IL High School Dist. (Thornton Township)	5.500%	12/1/17 (12)	2,000	2,325
Grundy & Will Counties IL Community USD	5.875%	2/1/23	2,315	2,557
Grundy & Will Counties IL Community USD	5.875%	2/1/25	2,720	2,953
Grundy & Will Counties IL Community USD	5.875%	2/1/26	3,060	3,294
Grundy & Will Counties IL Community USD	5.875%	8/1/28	6,520	6,913
Illinois Finance Auth. Rev. (Central Dupage Health)	5.000%	11/1/27	10,000	9,822
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28	21,760	20,336
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.500%	5/1/09 LOC	10,300	10,300
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28	8,500	8,230
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.750%	8/15/30	9,000	9,097
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	10,172
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23 (1)	5,000	4,562
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28 (1)	3,000	2,852
Illinois GO	5.000%	10/1/10	9,000	9,484
Illinois GO	5.375%	7/1/12 (1)(Prere.)	5,500	6,194
Illinois GO	5.250%	10/1/12	14,000	15,553
Illinois GO	5.500%	8/1/13 (1)	14,005	15,892
Illinois GO	5.375%	7/1/14 (1)	5,000	5,478
Illinois GO	5.250%	10/1/14	40,000	44,522
Illinois GO	5.500%	8/1/17 (1)	7,500	8,142
Illinois GO	5.500%	8/1/18 (1)	6,000	6,513
Illinois GO	5.000%	11/1/24 (2)	5,000	5,136
Illinois GO	5.000%	6/1/26	1,000	1,013
Illinois GO	5.000%	6/1/26	5,600	5,724
Illinois GO	5.000%	6/1/27 (1)	4,000	4,034
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.)	6.250%	1/1/17	5,060	5,096
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	3,225	3,247
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	1,030	1,037
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,250	4,513
Illinois Sales Tax Rev.	6.125%	6/15/14	6,850	7,201
Illinois Sales Tax Rev.	5.375%	6/15/18	9,860	11,351
Illinois Sales Tax Rev.	5.375%	6/15/20	9,635	11,005
Illinois Sales Tax Rev.	5.000%	6/15/28 (1)	6,000	6,068
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	18,000	18,675
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	5,000	5,248
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	20,000	20,792
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25 (4)	5,700	5,876
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.000%	5/7/09 (4)	16,500	16,500
Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	2/1/28 (4)	3,125	1,018
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (2)	16,775	17,246

	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16 (1)	8,330	6,184
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (1)	39,340	24,737
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21 (1)	6,000	3,186
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (1)	32,515	14,982
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24 (1)	15,895	6,768
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/25 (1)	19,785	7,797
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (4)	30,700	8,854
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (1)	30,000	8,653
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/30 (4)	33,000	9,085
1	Metropolitan Pier & Exposition Auth. IL Dedicated Sales Tax TOB VRDO	0.820%	5/7/09 (1)	35,275	35,275
	Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/14 (12)	2,800	2,309
	Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/15 (12)	2,800	2,187
	Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/16 (12)	2,900	2,146
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (1)	15,270	12,178
					912,517
Indiana (0.8%)
	Decatur Township IN Multi-School Buildings Corp. Rev.	5.000%	7/15/21 (4)	5,695	6,129
	Franklin IN Community Multi-School Building Corp.	5.000%	7/15/23 (4)(3)	2,480	2,689
	Hammond IN School Building Corp.	5.000%	7/15/24 (1)	2,735	2,795
	Hammond IN School Building Corp.	5.000%	7/15/25 (1)	2,875	2,925
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20	4,370	4,409
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23	3,570	3,526
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24	10,855	10,871
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25	13,895	13,789
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26	14,425	14,230

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27	8,615	8,416
Indiana Finance Auth. Highway Rev.	4.500%	12/1/25 (1)	10,000	9,716
Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.750%	5/7/09 LOC	11,045	11,045
Indiana Finance Auth. Rev.	5.000%	7/1/15	3,865	4,240
Indiana Finance Auth. Rev.	5.000%	7/1/17	3,315	3,625
Indiana Finance Auth. Rev.	5.000%	7/1/18	4,085	4,453
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/14	2,510	2,764
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,028
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25	11,000	9,414
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	15,000	12,679
Indiana Muni. Power Agency Rev.	5.875%	1/1/10 (1)	4,500	4,618
Indiana Muni. Power Agency Rev.	5.625%	1/1/28	4,640	4,728
Indiana Muni. Power Agency Rev.	5.750%	1/1/29	2,000	2,046
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (1)	4,500	4,994
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/22	1,425	1,537
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/23	1,895	2,029
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/25	2,085	2,185
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/26	1,985	2,064
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	13,250	13,561
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	11,750	12,026
				187,531
Kansas (0.3%)
Cowley Conty KS USD GO	4.750%	9/1/26 (4)	3,680	3,696
Cowley Conty KS USD GO	4.750%	9/1/27 (4)	3,500	3,487
Dodge City KS Sales Tax Rev.	5.250%	6/1/31 (12)	6,000	6,117
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12	7,400	8,269
Leavenworth County KS USD	4.500%	3/1/18 (12)	1,030	1,117
Leavenworth County KS USD	4.500%	9/1/18 (12)	1,030	1,116
Leavenworth County KS USD	4.500%	3/1/19 (12)	1,000	1,074
Leavenworth County KS USD	4.500%	9/1/19 (12)	1,100	1,181
Leavenworth County KS USD	4.500%	3/1/20 (12)	1,115	1,180
Leavenworth County KS USD	4.500%	9/1/20 (12)	1,185	1,250
Leavenworth County KS USD	4.750%	3/1/21 (12)	1,165	1,239
Leavenworth County KS USD	4.750%	9/1/21 (12)	1,265	1,342
Leavenworth County KS USD	5.000%	3/1/22 (12)	1,060	1,143
Leavenworth County KS USD	5.000%	9/1/22 (12)	1,360	1,463
Leavenworth County KS USD	5.250%	3/1/23 (12)	1,455	1,579
Leavenworth County KS USD	5.250%	9/1/23 (12)	1,460	1,582
Leavenworth County KS USD	5.250%	3/1/24 (12)	700	751
Leavenworth County KS USD	5.250%	9/1/24 (12)	1,575	1,688
Leavenworth County KS USD	4.750%	3/1/25 (12)	1,580	1,603
Leavenworth County KS USD	4.750%	9/1/25 (12)	1,000	1,014
Sedgwick County KS USD	5.000%	9/1/23 (12)	1,500	1,592
Sedgwick County KS USD	5.000%	9/1/24 (12)	2,185	2,292
Sedgwick County KS USD	5.000%	9/1/25 (12)	1,600	1,662
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18	1,000	1,053
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19	1,500	1,559
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20	1,500	1,539
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21	1,500	1,530
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24	5,055	4,996
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26	4,500	4,328
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/24 (13)	5,000	5,331
				67,773
Kentucky (1.0%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,572
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,749
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,621
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,904

Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (1)(Prere.)	5,000	5,505
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	11,132
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	29,466
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13 (4)	14,965	16,860
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,563
Kentucky Property & Building Comm. Rev.	5.000%	10/1/16 (2)	2,000	2,228
Kentucky Property & Building Comm. Rev.	5.250%	2/1/23 (12)	6,215	6,664
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23 (4)	5,120	5,391
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23	9,510	10,251
Kentucky Property & Building Comm. Rev.	5.250%	2/1/24 (12)	10,000	10,617
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24 (4)	5,000	5,096
Kentucky Property & Building Comm. Rev.	5.250%	2/1/25 (12)	13,545	14,272
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	8,500	8,726

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23	9,890	10,521
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24	7,065	7,431
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25	7,000	7,289
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.750%	12/2/13	23,000	24,446
				226,304
Louisiana (1.4%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22 (12)	2,560	2,723
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23 (12)	5,165	5,454
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (1)	6,200	6,577
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,912
Louisiana GO	5.000%	5/1/12 (4)	18,955	20,560
Louisiana GO	5.250%	5/1/12 (1)	10,000	10,819
Louisiana GO	5.500%	5/15/12 (1)	12,660	13,502
Louisiana GO	5.500%	5/15/13 (1)	5,345	5,693
Louisiana GO	5.000%	8/1/14 (1)	45,750	50,197
Louisiana GO	5.000%	5/1/18 (4)	25,710	27,680
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,209
Louisiana GO	5.000%	5/1/23 (4)	26,665	27,539
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15	4,055	3,872
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17	1,520	1,409
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27	15,665	12,539
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	5,360	3,902
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	33,295	24,347
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18 (2)	14,470	13,789
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21 (2)	20,000	18,135
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22 (2)	14,160	12,653
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23 (2)	10,000	9,010
New Orleans LA Aviation Board Rev.	4.250%	1/1/15 (12)	1,375	1,365
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	2,075	2,050
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	4,635	4,580
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	2,180	2,126
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,500	1,463
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,540	2,547
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,500	2,507
New Orleans LA Aviation Board Rev.	5.000%	1/1/19 (12)	1,375	1,362
				316,521
Maryland (1.1%)
Maryland Dept. of Transp.	5.000%	6/1/15	1,725	1,994
Maryland Dept. of Transp.	5.000%	3/1/16	5,900	6,839
Maryland Dept. of Transp.	5.000%	2/15/18	5,100	5,933
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	6,000	6,362
Maryland GO	5.000%	8/1/12	10,000	11,199
Maryland GO	5.000%	8/1/12	10,000	11,199
Maryland GO	5.000%	2/15/13	59,765	67,559
Maryland GO	5.000%	8/1/13	10,685	12,217
Maryland GO	5.500%	3/1/16	8,035	9,616
Maryland GO	5.000%	8/1/17	15,260	17,389
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24 (2)	3,800	3,932
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28 (2)	9,000	8,913
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15	3,500	3,732
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,456
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,392
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	3,780	4,043

Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16	3,895	3,987
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17	3,000	3,060
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18	2,500	2,524
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19	1,700	1,730
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20	1,500	1,400
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21	2,000	2,023
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23	1,000	927
Maryland Transp. Auth. Rev.	5.000%	3/1/14	13,240	15,060
Maryland Transp. Auth. Rev.	5.250%	3/1/15	4,750	5,519
Maryland Transp. Auth. Rev.	5.000%	3/1/16	2,500	2,891
Maryland Transp. Auth. Rev.	5.250%	3/1/16	4,000	4,680
Maryland Transp. Auth. Rev.	5.000%	3/1/17	5,000	5,807
Maryland Transp. Auth. Rev.	5.250%	3/1/17	3,000	3,530
Maryland Transp. Auth. Rev.	5.250%	3/1/20	8,585	9,939
				241,852
Massachusetts (6.3%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	4,950	5,399
Chelsea MA GO	5.500%	6/15/09 (2)	3,000	3,019

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chelsea MA GO	5.500%	6/15/11 (2)	5,740	5,817
	Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,067
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/18	3,745	4,495
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	8,171
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	13,000	14,712
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23	10,000	11,276
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (1)	5,000	5,840
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (1)	2,045	2,376
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27	5,000	5,491
	Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	20,000	20,901
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.500%	5/7/09	16,000	16,000
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.600%	5/7/09	15,185	15,185
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (1)	16,670	16,759
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (1)	7,340	7,335
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (1)	8,310	8,240
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (1)	3,500	3,451
	Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25	6,765	7,051
	Massachusetts GAN	5.125%	6/15/10	10,755	10,898
	Massachusetts GAN	5.250%	6/15/10	23,675	23,993
	Massachusetts GAN	5.125%	12/15/10	5,000	5,066
	Massachusetts GAN	5.125%	6/15/11	8,555	8,667
	Massachusetts GAN	5.750%	12/15/11	20,000	21,377
	Massachusetts GAN	5.750%	6/15/12	11,280	12,008
	Massachusetts GAN	5.125%	12/15/12	5,000	5,064
	Massachusetts GAN	5.125%	6/15/13	5,000	5,064
	Massachusetts GAN	5.750%	6/15/13	10,000	10,646
	Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	5,713
	Massachusetts GO	5.000%	11/1/13	8,000	9,107
	Massachusetts GO	5.500%	11/1/13 (1)	8,605	9,969
	Massachusetts GO	5.500%	11/1/14 (1)	3,000	3,507
	Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,171
	Massachusetts GO	5.000%	9/1/15	14,360	16,466
	Massachusetts GO	5.000%	9/1/16	7,710	8,873
	Massachusetts GO	5.500%	11/1/16 (ETM)	25,000	30,361
	Massachusetts GO	5.500%	11/1/16 (1)(ETM)	75,000	91,084
	Massachusetts GO	5.500%	11/1/16 (2)	50,000	60,723
	Massachusetts GO	5.500%	11/1/17 (1)	20,000	23,746
	Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,311
	Massachusetts GO	5.500%	8/1/18 (1)	5,000	5,935
	Massachusetts GO	5.500%	10/1/18	10,000	11,883
	Massachusetts GO	5.500%	10/1/20 (1)	10,915	12,955
	Massachusetts GO	5.250%	8/1/21	10,000	11,596
	Massachusetts GO	5.250%	8/1/22	20,000	22,954
	Massachusetts GO	5.250%	8/1/23	20,000	22,937
	Massachusetts GO	5.250%	9/1/23 (4)	39,680	45,518
	Massachusetts GO	5.000%	3/1/25	5,545	5,944
	Massachusetts GO	5.000%	3/1/26	11,160	11,882
1	Massachusetts GO TOB VRDO	0.570%	5/7/09 (3)	10,155	10,155
1	Massachusetts GO TOB VRDO	2.500%	5/7/09 LOC	7,990	7,990
1	Massachusetts GO TOB VRDO	2.750%	5/7/09 (2)LOC	26,230	26,230
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)	5.500%	6/1/30	5,000	5,531
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/09 (1)	4,215	4,223
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10 (1)	4,440	4,488
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11 (1)	4,670	4,703

Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12 (1)	1,850	1,855
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28	18,000	14,474
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23	3,380	3,101
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24	5,500	4,933
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25	3,500	3,122
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	10,000	10,269
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,540
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,039
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23	3,435	3,488
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25	1,460	1,463
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26	2,000	1,984
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28	1,155	1,124
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	1.750%	5/7/09 (4)	35,000	35,000
Massachusetts Housing Finance Agency Housing Rev. VRDO	2.500%	5/7/09 (4)	31,500	31,500
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12 (1)	22,865	24,213
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13 (1)	20,000	21,063
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/13 (4)	5,000	5,652
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/15 (4)	10,000	11,467

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	44,020
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,148
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27 (1)	8,330	8,611
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,813
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (1)	5,000	5,447
	Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (1)	30,360	32,274
	Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (1)	11,075	11,563
	Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09	435	440
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,580	1,618
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	970	993
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,510	1,546
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,193
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	7,075
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	841
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11	3,180	3,252
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	299
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12	4,945	5,056
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13	3,835	3,921
	Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	141
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/18	1,000	1,182
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	7,500	8,813
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	27,360	32,151
	Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	8,130
	Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21	13,955	16,048
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	6,500	7,615
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	10,000	11,715
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25	5,355	6,149
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10 (ETM)	30,220	32,360
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	37,515	46,085
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	9,000	9,923
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22 (2)	17,710	19,347
	Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	4,350	5,021
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23 (2)	15,440	16,739
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24 (2)	5,020	5,380
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.600%	5/7/09 LOC	20,590	20,590
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.600%	5/7/09 (4)LOC	16,870	16,870

1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.760%	5/7/09 (4)	25,190	25,190
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	26,969
					1,393,138
Michigan (2.0%)
	Detroit MI GO	5.000%	4/1/14 (12)	9,780	9,716
	Detroit MI GO	5.000%	4/1/15 (12)	7,970	7,847
	Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,348
	Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,436
	Detroit MI RAN	5.000%	3/1/10	9,480	9,556
	Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	15,665	17,838
	Detroit MI Sewer System Rev.	5.125%	7/1/15 (1)(Prere.)	12,375	14,522
	Detroit MI Sewer System Rev.	0.000%	7/1/16 (1)	7,500	5,511
	Detroit MI Water Supply System	5.000%	7/1/19 (1)	5,000	4,929
	Detroit MI Water Supply System	5.000%	7/1/20 (1)	7,665	7,416
	Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	8,606
	Detroit MI Water Supply System	5.000%	7/1/22 (1)	4,000	3,775
	Detroit MI Water Supply System	5.000%	7/1/23 (1)	4,000	3,730
	Detroit MI Water Supply System	5.000%	7/1/24 (4)	27,425	26,297
	Detroit MI Water Supply System	5.000%	7/1/25 (4)	9,755	9,216
	Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15	11,500	11,845
	Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14	10,000	10,212
	Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	9,330
	Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,644
	Michigan Building Auth. Rev.	5.500%	10/15/12	6,695	7,219
	Michigan Building Auth. Rev.	5.250%	10/15/13	2,500	2,523
	Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	12,993
	Michigan Building Auth. Rev.	5.500%	10/15/13	6,000	6,454
	Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,020
	Michigan Building Auth. Rev.	5.500%	10/15/14	10,000	10,756
	Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	23,673
	Michigan Building Auth. Rev.	5.500%	10/15/15	5,000	5,378
	Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,401
	Michigan GO	5.500%	11/1/09 (Prere.)	5,120	5,249
	Michigan GO	5.500%	11/1/09 (Prere.)	5,395	5,531
	Michigan GO	5.500%	12/1/13	6,125	6,711

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Michigan GO	5.000%	5/1/17	33,880	36,133
	Michigan GO	5.000%	5/1/18	13,485	14,336
	Michigan GO	5.250%	11/1/23	3,000	3,097
	Michigan GO	6.000%	11/1/24	1,000	1,066
	Michigan GO	5.250%	9/15/25 (4)	10,810	10,955
	Michigan GO	5.500%	11/1/25	1,000	1,037
	Michigan GO	5.250%	9/15/26 (4)	13,105	13,166
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	15,000	15,022
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	9,595	10,067
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,642
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	10,840	10,985
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,053
	Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26 (1)	13,015	11,110
1	Michigan Trunk Line Rev. TOB VRDO	0.600%	5/1/09 (4)	8,265	8,265
	Oakland Univ. of Michigan Rev. VRDO	1.000%	5/7/09 LOC	11,800	11,800
					439,416
Minnesota (1.9%)
	Minneapolis & St. Paul MN Metro. Airport	5.000%	1/1/24 (2)	4,970	5,058
	Minneapolis MN Health Care System (Fairview Health Services)	6.000%	11/15/18	15,000	16,293
	Minneapolis MN Health Care System (Fairview Health Services)	6.625%	11/15/28	15,500	16,241
	Minnesota GO	5.000%	10/1/11	26,795	29,330
	Minnesota GO	5.000%	11/1/11	24,545	26,938
	Minnesota GO	5.000%	6/1/12	21,700	24,168
	Minnesota GO	5.000%	11/1/12	21,920	24,683
	Minnesota GO	5.000%	11/1/12	19,775	22,268
	Minnesota GO	5.000%	8/1/13	5,780	6,601
	Minnesota GO	5.000%	10/1/13	35,445	40,624
	Minnesota GO	5.000%	11/1/13	28,270	32,456
	Minnesota GO	5.000%	11/1/13	19,500	22,388
	Minnesota GO	5.000%	12/1/13	10,610	12,202
	Minnesota GO	5.000%	11/1/14	19,275	22,350
	Minnesota GO	4.000%	12/1/14	3,730	4,135
	Minnesota GO	5.000%	12/1/14	8,150	9,464
	Minnesota GO	5.000%	11/1/15	19,775	23,139
	Minnesota GO	5.000%	12/1/15	8,150	9,547
	Minnesota GO	5.000%	6/1/16	3,000	3,516
	Minnesota GO	5.000%	11/1/16	12,735	15,002
	Minnesota GO	5.000%	12/1/16	8,145	9,604
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,021
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,474
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/23	21,700	21,791
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.625%	7/1/26	6,000	5,957
	Univ. of Minnesota Rev.	5.000%	4/1/22	500	552
	Univ. of Minnesota Rev.	4.600%	4/1/25	1,000	1,033
					423,835
Mississippi (0.2%)
	Mississippi GO	5.750%	12/1/11	6,000	6,672
	Mississippi GO	5.500%	9/1/12 (4)	5,000	5,642
	Mississippi GO	5.500%	12/1/16	3,435	4,085
	Mississippi GO	5.500%	12/1/17	4,000	4,769
	Mississippi GO	5.500%	12/1/19	2,000	2,380
	Mississippi GO	5.000%	12/1/20	10,000	11,109
	Mississippi GO	5.000%	12/1/21	16,890	18,577

				53,234
Missouri (0.9%)
Cape Girardeau County MO IDA Health Care Facs. Rev.	5.625%	6/1/12 (Prere.)	5,655	6,332
Kansas City MO Airport Rev.	5.000%	9/1/13	11,550	12,577
Kansas City MO Airport Rev.	5.000%	9/1/14	10,000	10,898
Kansas City MO GO	4.750%	2/1/25	5,220	5,490
Kansas City MO Water Rev.	5.000%	12/1/18 (13)	9,025	10,348
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27	13,275	13,643
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	4.750%	6/1/25	3,230	2,493
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,725
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	6,066
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,576
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,781
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,260	3,425
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,242
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,707
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,162
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,641

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	4,000	4,631
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20	5,830	6,654
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	10,195	11,241
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,317
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26 (2)	15,730	15,484
North Kansas City MO Hosp. Rev. (North Kansas City Hosp.) VRDO	0.520%	5/1/09 LOC	8,925	8,925
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (1)(Prere.)	11,560	12,673
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (1)(Prere.)	10,260	11,248
				188,279
Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09 (1)	3,330	3,339
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10 (1)	2,445	2,450
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11 (1)	4,980	4,989
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12 (1)	2,725	2,730
				13,508
Nebraska (0.4%)
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/26	3,140	3,209
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/27	3,300	3,341
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/28	3,460	3,549
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/29	3,530	3,590
Lincoln NE Lincoln Electric System Rev.	4.750%	9/1/28	13,640	13,571
Nebraska Public Power Dist. Rev.	5.000%	1/1/24	8,000	8,290
Nebraska Public Power Dist. Rev.	5.000%	1/1/25	14,245	14,596
Nebraska Public Power Dist. Rev.	5.000%	1/1/26	14,960	15,244
Nebraska Public Power Dist. Rev.	5.000%	1/1/27	5,705	5,785
Nebraska Public Power Dist. Rev.	5.000%	1/1/28	6,000	6,080
Omaha NE Public Power Dist. Electric Rev.	4.750%	2/1/33	17,490	16,932
				94,187
Nevada (1.7%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (1)	8,470	8,579
Clark County NV GO	7.500%	6/1/09 (2)	1,115	1,121
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,166
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,127
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	28,385	31,916
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	29,765	33,467
Clark County NV School Dist. GO	5.000%	6/15/14	6,320	6,829
Clark County NV School Dist. GO	5.000%	6/15/15	22,120	23,878
Clark County NV School Dist. GO	5.000%	6/15/18	8,000	8,492
Clark County NV School Dist. GO	5.000%	6/15/19	13,750	14,381
Clark County NV School Dist. GO	5.000%	6/15/20	14,335	14,722
Clark County NV School Dist. GO	5.000%	6/15/21	14,980	15,214
Clark County NV School Dist. GO	5.000%	6/15/22	14,655	14,785
Clark County NV School Dist. GO	5.000%	6/15/23	16,360	16,428
Clark County NV School Dist. GO	5.000%	6/15/24 (4)	17,140	17,506
Clark County NV School Dist. GO	5.000%	6/15/25	12,445	12,322
Clark County NV School Dist. GO	5.000%	6/15/26	29,900	29,193
Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27	2,985	3,095
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	4,819
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	5,000	5,097
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	4,500	4,588
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,148
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13 (1)	11,165	12,025

Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20 (1)	5,660	5,829
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.950%	5/1/09	24,925	24,925
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (1)	7,250	7,522
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (1)	4,875	4,967
Nevada GO	6.000%	5/15/10	6,680	7,034
Nevada GO	5.000%	12/1/23 (4)	1,250	1,286
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28 (2)	1,750	1,536
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,754
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13 (4)	4,790	5,163
				365,914
New Hampshire (0.0%)
New Hampshire Health & Educ. Fac. Auth. Rev.	5.500%	7/1/20	10,000	11,032

New Jersey (5.8%)
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,565
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (1)	12,065	13,200
Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23 (2)	14,000	14,658
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,092

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	12,725	13,847
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,820	4,281
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (1)	5,630	6,054
1	Garden State Preservation Trust New Jersey TOB VRDO	2.500%	5/7/09 (4)LOC	9,970	9,970
	Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09	4,000	4,021
	New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,678
	New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,265
	New Jersey COP	5.250%	6/15/28	2,000	2,005
	New Jersey COP	5.250%	6/15/29	1,000	996
	New Jersey CTFS Partner Equipment Lease Purchase	5.375%	6/15/29	11,000	11,076
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	22,474
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	12,295
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	9,350
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	12,975	14,819
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	5,300	6,053
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	12,315	13,521
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	4,000	4,409
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,400	11,436
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	4,000	4,410
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (1)	81,630	90,546
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	60,000	66,170
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	20,351
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	40,455	44,779
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13	7,215	7,883
	New Jersey Educ. Fac. Auth. Rev.	7.125%	12/1/23	6,000	6,233
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	4.500%	7/1/37	9,160	9,087
	New Jersey GO	5.500%	8/1/11	3,500	3,832
	New Jersey GO	5.250%	7/1/14 (4)	25,000	28,653
	New Jersey GO	5.250%	7/1/15 (4)	50,000	57,907
	New Jersey GO	5.250%	7/15/15 (2)	9,000	10,406
	New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	12,860	13,615
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16	8,420	8,623
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17	8,875	9,059
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/10 (1)	7,880	7,791
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/12 (1)	1,845	1,780
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/14 (1)	1,885	1,762
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11 (1)	8,230	8,042
	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	20,000	19,514
	New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24	2,155	2,152
	New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	13,021
	New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	15,185
	New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	25,000	26,724
	New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	28,470	30,433
	New Jersey Transp. Corp. COP	5.500%	9/15/13 (2)	1,410	1,535
	New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	10,723
	New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	5,000	5,432

	New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)(ETM)	7,510	8,371
	New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)	12,490	13,541
	New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)(ETM)	7,510	8,817
	New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)	12,490	14,055
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	16,400	19,041
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	15,000	16,307
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	10,000	10,878
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	22,500	24,127
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (1)	77,700	85,438
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)(2)	25,000	27,600
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	6,900	3,166
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (1)	25,000	27,560
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24 (2)	2,100	885
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	80,190	31,757
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	5,872
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	32,065	11,610
1	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.500%	5/7/09 (4)	27,245	27,245
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)	27,745	28,506
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	14,000	15,445
	New Jersey Turnpike Auth. Rev. VRDO	3.750%	5/7/09 LOC	14,900	14,900
	Rutgers State Univ. New Jersey	6.400%	5/1/13	3,310	3,575
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	6,385	6,098
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	6,495	7,014
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	40,000	41,941
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13	14,945	14,306
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	11,425	10,504

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16	14,585	13,150
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17	15,925	14,118
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18	16,475	14,236
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19	30,595	25,923
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	6,601
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	8,726
				1,274,026
New Mexico (0.6%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	30,000	30,129
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,395	13,846
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (1)	30,525	32,982
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	18,000	19,285
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	17,253
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	13,554
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/10	2,045	2,126
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11	2,000	2,125
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12	3,260	3,429
				134,729
New York (8.9%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,312
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	3,903
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,107
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	8,000	8,169
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,346
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (1)	2,900	3,018
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (1)	10,000	10,473
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (1)	10,000	10,381
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (1)	33,115	34,377
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23	9,250	9,557
Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25	20,000	21,436
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23 (4)	10,000	10,294
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (1)(Prere.)	8,100	8,906
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	21,500	26,464
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,077
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,052
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	20,572
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	17,315	19,374
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	2,755	2,786
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12 (4)(Prere.)	25,835	28,653
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	48,011
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	38,075	40,259

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	16,250	17,421
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/22 (4)	8,765	9,617
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/23 (4)	17,460	19,112
	Metro. New York Transp. Auth. Rev. VRDO	2.000%	5/7/09 (4)	20,000	20,000
1	Metropolitan Transp. Auth. NY TOB VRDO	0.920%	5/7/09 (13)(4)	10,000	10,000
	New York City NY Cultural Resources Rev. (Lincoln Center)	5.250%	12/1/18	7,600	7,991
	New York City NY GO	5.250%	8/1/10	27,000	28,360
	New York City NY GO	5.000%	8/1/11	8,000	8,558
	New York City NY GO	5.250%	8/1/11	30,000	32,235
	New York City NY GO	5.250%	8/1/13	18,015	19,921
	New York City NY GO	5.750%	8/1/13 (2)	8,500	9,322
	New York City NY GO	5.750%	8/1/15 (2)	38,000	41,015
	New York City NY GO	5.000%	8/1/19	12,130	12,837
	New York City NY GO	5.000%	8/1/20	10,000	10,448
	New York City NY GO	5.000%	8/1/21	10,000	10,357
	New York City NY GO	5.250%	9/1/21	20,000	21,179
	New York City NY GO	5.000%	8/1/22	10,000	10,249
	New York City NY GO	5.250%	8/15/22	25,250	26,429
	New York City NY GO	5.250%	8/15/23	21,820	22,765
	New York City NY GO	5.250%	8/15/24	25,945	26,867
	New York City NY GO	5.450%	4/1/31	15,060	15,461
	New York City NY GO VRDO	0.950%	5/1/09	8,500	8,500
	New York City NY IDA Special Fac. Rev.	5.625%	5/1/29	15,605	15,616
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19	7,000	7,338
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.750%	6/15/33	25,000	24,027
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,367
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10 (Prere.)	3,500	3,674
	New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	4,365	4,590
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/13	2,000	2,177
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	14,000	14,907

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/14	3,525	3,850
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	5,000	5,287
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/15	2,820	3,046
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/16	2,925	3,154
	New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	5,000	5,317
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/23	4,440	4,518
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24	7,040	7,077
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25 (1)	10,170	10,158
	New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/25	8,945	9,087
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26 (1)	7,620	7,653
	New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	10,520	10,607
	New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	8,185	8,284
	New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/28	3,465	3,477
	New York City NY Transitional Finance Auth. Rev.	4.500%	1/15/31 (12)(3)	5,745	5,176
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09 (Prere.)	70	71
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09 (Prere.)	315	319
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14	6,065	6,865
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21	51,100	54,715
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.960%	5/7/09 (4)(3)	30,000	30,000
	New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (1)(Prere.)	4,090	4,486
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	11,500	12,348
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	14,645	15,521
	New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,537
	New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11 (1)	725	734
	New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23 (1)	6,415	6,461
	New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24 (1)	6,740	6,754
	New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16 (1)	3,500	4,089
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13	2,135	2,404
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	9,500	10,762
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	3,250	3,682
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17	12,670	14,357
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20	33,000	36,198
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	34,650	37,636

New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	7,920
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	5,000	5,226
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	36,950	39,328
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25	16,820	17,457
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25 (2)	8,740	9,776
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	10,000	10,304
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	13,000	13,461
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	10,000	10,290
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,565	2,627
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	5,790	5,944
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	20,000	20,580
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,081
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	10,000	10,538
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/10 (2)	3,920	3,985
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/11 (2)	3,610	3,669
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,376
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,539
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/24	7,240	7,742
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/25	15,825	16,794
New York State Local Govt. Assistance Corp. VRDO	1.130%	5/7/09 (4)	9,600	9,600
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	2,600	2,963
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	20,710	23,598
New York State Thruway Auth. Rev.	5.000%	1/1/20 (1)	8,940	9,616
New York State Thruway Auth. Rev.	5.000%	1/1/22 (1)	10,000	10,576
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	20,626
New York State Thruway Auth. Rev.	5.000%	1/1/24 (2)	14,885	15,230
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10 (4)(ETM)	6,725	7,079
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12 (1)	20,000	21,981
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13 (1)	15,000	16,343
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,327
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,461
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23	15,100	15,778
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	8,952
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,634
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12 (1)(Prere.)	3,000	3,354
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	24,890	27,054

New York State Thruway Auth. Rev. (Personal Income Tax)	5.250%	3/15/27	7,115	7,418
New York State Urban Dev. Corp. Rev.	5.000%	12/15/14	3,000	3,373
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	19,500	21,054

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Dev. Corp. Rev.	5.000%	12/15/15	4,000	4,512
New York State Urban Dev. Corp. Rev.	5.000%	12/15/16	3,350	3,785
New York State Urban Dev. Corp. Rev.	5.000%	12/15/17	2,000	2,251
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18	2,550	2,846
New York State Urban Dev. Corp. Rev.	4.375%	3/15/22	9,020	9,197
New York State Urban Dev. Corp. Rev.	5.000%	12/15/22	2,000	2,141
New York State Urban Dev. Corp. Rev.	4.500%	3/15/23	5,000	5,081
New York State Urban Dev. Corp. Rev.	5.000%	12/15/23	2,615	2,771
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	7,910	7,848
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.250%	1/1/14 (4)	7,770	8,274
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/16	7,155	8,038
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/23	8,080	8,520
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/25	6,460	6,693
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22 (1)	21,000	23,895
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	9,330	10,124
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	10,000	10,323
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	50,000	51,749
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	11,955	12,722
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	9,370	10,069
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/14	3,000	3,398
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (1)	2,500	2,856
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	15,000	17,050
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	25,000	28,323
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25	25,575	26,439
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14	20,000	21,483
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15	20,000	21,466
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.150%	5/7/09 (4)	28,000	28,000
				1,973,005
North Carolina (2.1%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.450%	5/1/09 LOC	5,500	5,500
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	3.470%	5/7/09 (4)	41,215	41,215
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/09 (Prere.)	10,000	10,273
Guilford County NC GO VRDO	2.750%	5/7/09	38,315	38,315
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,663
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,285
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,047
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,529
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,265
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	25,868
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,598
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	26,388
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	15,812
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,123
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	4,000	4,100
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,080
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	4,794
North Carolina GO	5.000%	3/1/12	7,400	8,185
North Carolina GO	5.000%	5/1/14	16,780	18,803

North Carolina GO	5.000%	9/1/16	10,000	11,771
North Carolina GO	5.000%	3/1/18	25,000	28,929
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18 (4)	9,675	10,591
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19 (4)	10,000	10,800
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21 (4)	8,000	8,465
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,654
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,165
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (1)	69,720	72,398
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	5,000	5,412
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (1)	38,600	39,804
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	3,085	3,290
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (1)	10,000	10,244
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	2,000	2,104
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,621
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,170
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,633
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,348
				473,242
Ohio (2.8%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,764
American Muni. Power Ohio Inc.	5.000%	2/15/16	4,000	4,389
American Muni. Power Ohio Inc.	5.000%	2/15/17	6,770	7,411
American Muni. Power Ohio Inc.	5.000%	2/15/24 (12)	5,000	5,065

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	72,345	56,794
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (1)	7,000	7,886
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (1)	5,710	6,390
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (1)	10,000	11,094
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (1)	5,000	5,535
Cincinnati OH City School Dist. GO	5.250%	12/1/24 (1)	10,000	11,034
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,631
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,787
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	9,433
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	17,025
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (1)	7,455	7,739
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (1)	14,065	14,482
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (1)	7,705	7,909
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (1)	7,350	7,498
Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)(ETM)	2,745	2,826
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,764
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,989
County of Franklin OH VRDO	0.470%	5/7/09 LOC	19,000	19,000
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/22	6,610	6,873
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/23	3,470	3,588
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/24	2,500	2,564
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,206
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	22,892
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	21,215	20,890
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,183
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,029
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,158
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,246
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,155
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,755
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,755
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,186
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,186
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,899
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,899
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	5,500	5,640
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,295
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/26	1,975	2,058
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,440
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,263
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,401
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/26	2,715	2,829
Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,320
Ohio GO	7.625%	8/1/10	3,510	3,804
Ohio GO	5.000%	8/1/13	5,750	6,516

	Ohio GO	5.250%	8/1/13 (4)	12,435	14,213
	Ohio GO	5.500%	8/1/13	2,945	3,393
	Ohio GO	5.000%	8/1/14	6,500	7,426
	Ohio GO	5.000%	9/15/14	5,000	5,724
	Ohio GO	5.500%	11/1/14	7,000	8,199
	Ohio GO	5.000%	9/15/16	5,415	6,266
	Ohio GO	5.000%	9/15/18	12,755	14,263
	Ohio GO	5.000%	11/1/18	7,710	8,630
	Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	4,079
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.750%	5/7/09 LOC	11,950	11,950
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	0.500%	5/1/09	8,900	8,900
	Ohio Higher Educ. GO	5.000%	11/1/23	7,405	7,907
	Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,689
	Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28	5,500	5,864
	Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (1)	10,135	11,471
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/16	5,000	5,701
	Ohio Major New State Infrastructure Project Rev.	5.500%	6/15/20	4,000	4,558
	Ohio State Conservation Projects GO	5.000%	3/1/17	2,000	2,197
	Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	3,135	3,553
	Ohio State Univ. General Receipts Rev.	5.250%	6/1/14	2,865	3,263
	Ohio Water Dev. Auth. PCR	5.000%	6/1/17	2,000	2,220
	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20	3,585	4,026
1	Ohio Water Dev. Auth. Rev. TOB VRDO	2.500%	5/7/09	11,000	11,000
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,081
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,205
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,345
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,473

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,115
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,561
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	15,600
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (1)	2,700	2,917
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (1)	1,000	1,080
				626,344
Oklahoma (0.5%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,600	8,206
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24	12,200	12,317
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.600%	5/1/09 (12)	17,600	17,600
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,400	3,397
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/14 (1)	6,000	6,764
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	18,070	18,517
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,235
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	20,385
Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28	1,045	1,112
Tulsa County OK Ind. Dev. VRDO	0.550%	5/1/09 LOC	3,010	3,010
				103,543
Oregon (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10	9,955	10,142
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12	2,955	3,140
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13	5,580	5,906
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14	5,825	6,115
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15	4,395	4,605
Clackamas County OR School Dist. GO	5.000%	6/15/28	2,210	2,279
Clackamas County OR School Dist. GO	5.000%	6/15/29	2,655	2,725
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	7,666
Oregon State Dept. Administrative Services	5.000%	5/1/23	3,130	3,304
Oregon State Dept. Administrative Services	5.250%	4/1/24	11,650	12,550
Oregon State Dept. Administrative Services	5.000%	5/1/24	1,750	1,827
Oregon State Dept. Administrative Services	5.000%	4/1/25 (4)	5,675	5,907
Oregon State Dept. Administrative Services	5.000%	5/1/25	2,220	2,297
Oregon State Dept. Administrative Services	5.000%	5/1/26	3,520	3,618
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	9,475	10,054
Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/29	5,000	5,102
Oregon State Dept. Transp. Highway Usertax Rev.	4.500%	11/15/24	11,585	11,966
Oregon State Dept. Transp. Highway Usertax Rev.	4.625%	11/15/25	15,765	16,271
Oregon State Dept. Transp. Highway Usertax Rev.	4.750%	11/15/27	14,535	14,932
Oregon State Var-Veterans Welfare VRDO	0.500%	5/1/09	13,300	13,300
Portland OR Sewer System Rev.	5.000%	6/1/12 (1)	27,230	30,178
Portland OR Sewer System Rev.	5.000%	8/1/18 (4)	11,470	12,935
				186,819
Pennsylvania (3.2%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (1)	14,050	14,382
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (1)	9,500	9,654
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17	3,790	3,283
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18	3,985	3,391
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19	4,175	3,473
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26	13,070	9,359

Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	0.400%	5/1/09 LOC	5,200	5,200
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	25,000	25,758
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (1)(Prere.)	5,000	5,640
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20	1,000	923
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21	1,000	916
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22	1,000	917
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23	1,500	1,352
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24	3,000	2,640
Parkland PA School Dist. VRDO	1.150%	5/7/09 (4)	8,645	8,645
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	3,000	3,498
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,303
Pennsylvania GO	5.000%	3/1/11	14,735	15,805
Pennsylvania GO	5.250%	2/1/12 (1)	8,500	9,389
Pennsylvania GO	5.000%	3/1/12	24,335	26,789
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	11,233
Pennsylvania GO	5.250%	7/1/12	25,200	28,197
Pennsylvania GO	5.000%	10/1/12 (1)	9,430	10,549
Pennsylvania GO	5.000%	7/1/14 (1)	5,850	6,541
Pennsylvania GO	5.000%	9/1/14 (4)	39,050	44,843
Pennsylvania GO	5.250%	7/1/15	18,630	21,762
Pennsylvania GO	5.000%	8/1/15	5,000	5,781
Pennsylvania GO	5.375%	7/1/21	5,585	6,603

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,289
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,337
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,800
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,071
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	12,180	13,258
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	21,210
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/11 (1)	10,000	10,046
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/12 (1)	6,660	6,689
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/13 (1)	5,000	5,022
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	7,130	7,454
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,081
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	9,720	10,075
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,536
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,585	11,920
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,222
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,914
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,150
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	460	466
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	410	415
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,598
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23 (12)	8,585	9,078
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24 (12)	3,535	3,698
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	5,000	5,168
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	2,105	2,161
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27	12,345	12,722
Philadelphia PA Airport Parking Auth.	5.000%	9/1/16	3,000	3,224
Philadelphia PA Gas Works Rev.	5.500%	7/1/09 (4)	10,820	10,859
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,213
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,014
Philadelphia PA GO	5.125%	5/15/09 (1)	2,000	2,002
Philadelphia PA GO	5.125%	5/15/10 (1)	11,695	11,837
Philadelphia PA GO	5.125%	5/15/11 (1)	12,290	12,435
Philadelphia PA GO	5.125%	5/15/12 (1)	4,975	5,032
Philadelphia PA GO	5.125%	5/15/13 (1)	5,000	5,057
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,274
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,514
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (1)	4,695	4,714
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,241
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,530
Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,111
Philadelphia PA School Dist. GO	5.500%	8/1/12 (1)	10,815	12,062
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,522
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	10,000	10,337
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,460
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25	30,000	31,701
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.500%	9/15/23	9,000	9,960
				712,305
Puerto Rico (1.5%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	4,420	4,531
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	4,500	4,602
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16	5,000	5,181

Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (1)	35,430	34,654
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,048
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (1)	18,245	17,682
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (1)	24,790	23,848
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	17,550	17,021
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,893
Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,101
Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,039
Puerto Rico GO	5.250%	7/1/20	14,955	14,255
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (1)	2,835	2,933
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (1)	7,220	7,568
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (1)	5,590	5,774
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	8,631
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,580	6,999
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,506
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	44,084
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	29,399
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	13,600	15,424
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	6,313

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	6,430	6,329
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	11,400	9,497
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	43,363
				334,675
Rhode Island (0.5%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	19,236
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,353
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,135
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,361
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,465
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/20 (12)	20,000	21,569
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/21 (12)	25,000	26,414
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25 (4)	2,880	2,795
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26 (4)	3,210	3,127
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29 (4)	3,500	3,352
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing—Lifespan Obligation)	5.000%	5/15/26 (4)	5,000	4,910
Rhode Island State & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,507
				102,224
South Carolina (1.0%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	12,610	12,777
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	33,361
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	2,730	2,745
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16	5,000	5,226
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17	5,315	5,185
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18	2,655	2,752
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	15,044
North Charleston SC Tax Rev.	5.000%	12/1/12 (12)	2,945	3,204
North Charleston SC Tax Rev.	5.000%	12/1/13 (12)	4,525	4,964
North Charleston SC Tax Rev.	5.000%	12/1/14 (12)	4,725	5,190
North Charleston SC Tax Rev.	5.000%	12/1/15 (12)	4,715	5,160
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (1)	9,950	4,924
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (1)	8,780	4,034
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (1)	2,400	1,020
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24	13,620	12,939
South Carolina GO	5.000%	11/1/15	7,190	8,418
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,362
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,036
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/25 (4)	6,925	6,923
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,268
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	7,220	7,663
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,786
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	2,028
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30	6,545	5,872
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,953
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,595
South Carolina Public Service Auth. Rev.	5.000%	1/1/21 (1)	15,600	16,693
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11 (1)	6,925	7,093
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25 (2)	7,620	7,771
				226,986

Tennessee (1.9%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23	8,280	8,356
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28	8,000	7,929
Memphis TN Electric System Rev.	5.000%	12/1/09 (1)	60,140	61,662
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	33,000	34,993
Memphis TN GO	5.250%	10/1/18 (1)	9,365	10,780
Memphis TN GO	5.000%	11/1/20 (1)	16,000	17,128
Memphis TN GO	5.000%	11/1/21 (1)	4,730	5,019
Memphis TN GO	5.000%	11/1/22 (4)	7,300	7,779
Memphis TN GO	5.000%	11/1/22 (1)	4,750	5,003
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,019
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15	5,000	5,691
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15	5,000	5,691
Shelby County TN GO	0.000%	12/1/11	10,000	9,542
Shelby County TN GO	5.000%	4/1/17	8,050	9,305
Shelby County TN GO	5.000%	4/1/18	15,000	17,311
Shelby County TN GO	5.000%	4/1/19	1,000	1,150
Shelby County TN GO	5.000%	4/1/20	5,000	5,664
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14	13,995	14,306
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,865	4,950
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,209
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,170

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/23	7,500	7,725
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	15,483
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	33,305	29,417
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	63,070	55,119
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	21,207
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	12,000	10,332
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	20,784
				419,724
Texas (9.6%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,840
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (1)	18,100	17,089
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	15,092
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (1)	25,215	17,062
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	11,358
Austin TX Water & Wastewater System Rev.	5.000%	11/15/14	3,000	3,403
Austin TX Water & Wastewater System Rev.	5.000%	11/15/17	1,375	1,562
Austin TX Water & Wastewater System Rev.	5.000%	11/15/18	2,750	3,105
Austin TX Water & Wastewater System Rev.	5.000%	11/15/20	2,380	2,633
Austin TX Water & Wastewater System Rev.	5.000%	11/15/21	2,500	2,731
Beaumont TX Independent School Dist. School Building	5.250%	2/15/29 (12)	4,550	4,643
Beaumont TX Independent School Dist. School Building	5.125%	2/15/30 (12)	3,185	3,216
Beaumont TX Independent School Dist. School Building	5.125%	2/15/31 (12)	2,000	2,013
Brownsville TX Util. System Rev.	5.000%	9/1/23 (4)	11,445	11,750
Camino Real Mobility Auth. Rev.	5.250%	2/15/18	11,960	12,676
Camino Real Mobility Auth. Rev.	5.250%	8/15/18	11,770	12,474
Camino Real Mobility Auth. Rev.	5.250%	2/15/19	12,595	13,144
Camino Real Mobility Auth. Rev.	5.250%	8/15/19	12,925	13,488
Camino Real Mobility Auth. Rev.	5.250%	2/15/20	13,265	13,669
Camino Real Mobility Auth. Rev.	5.250%	8/15/20	13,580	13,994
Camino Real Mobility Auth. Rev.	5.000%	2/15/21	5,970	5,979
Camino Real Mobility Auth. Rev.	5.000%	8/15/21	6,320	6,329
Camino Real Mobility Auth. Rev.	5.000%	2/15/22	6,170	6,141
Clear Creek TX Independent School Dist. GO	5.000%	2/15/23 (4)	10,270	10,821
Clear Creek TX Independent School Dist. GO	5.000%	2/15/25 (4)	11,635	12,077
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	10,402
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	10,402
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	15,160	15,180
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26	13,985	13,850
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	14,630	14,358
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/23 (12)	9,880	10,325
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/24 (12)	10,130	10,499
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/25 (12)	5,500	5,662
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/26 (12)	5,000	5,113
Dallas TX GO	5.000%	2/15/19	11,675	12,803
Dallas TX GO	5.000%	2/15/22	6,540	7,130
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/24	2,950	3,174
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/25	5,040	5,376
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/26	5,665	5,996
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27	5,955	6,251
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	10,000	10,748
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16	12,000	12,866
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17	17,000	18,200
Harris County TX GO	5.000%	8/15/27	4,000	4,107
Harris County TX GO	5.000%	8/15/28	5,000	5,092
Harris County TX GO	5.000%	8/15/29	2,000	2,021
Harris County TX GO	5.000%	8/15/30	2,970	2,991
Harris County TX GO	5.000%	8/15/31	2,500	2,510
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27	5,000	5,341

Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29	4,000	4,186
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.500%	5/1/09	2,300	2,300
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/10	2,790	2,902
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/11	2,975	3,139
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/12	3,100	3,303
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/13	3,290	3,527
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/14	3,475	3,718
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/15	3,630	3,868
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/16	3,820	4,060
Harris County TX Metro. Transp. Auth. Lease Rev.	5.250%	11/1/17	4,070	4,361
Harris County TX Metro. Transp. Auth. Lease Rev.	5.375%	11/1/18	4,265	4,567
Harris County TX Metro. Transp. Auth. Lease Rev.	5.625%	11/1/19	4,535	4,854
Harris County TX Metro. Transp. Auth. Lease Rev.	5.875%	11/1/20	3,640	4,011

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Harris County TX Metro. Transp. Auth. Lease Rev.	6.000%	11/1/21	4,295	4,658
	Harris County TX Rev.	5.000%	8/15/14	1,000	1,128
	Harris County TX Rev.	5.000%	8/15/15	1,435	1,624
	Harris County TX Rev.	5.000%	8/15/23	5,130	5,459
	Harris County TX Rev.	5.000%	8/15/24	5,970	6,281
	Harris County TX Rev.	5.000%	8/15/26	5,350	5,526
	Harris County TX Rev.	5.000%	8/15/28	3,295	3,351
	Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (1)	7,000	2,586
	Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	11,236
1	Houston TX Airport System Rev. TOB VRDO	0.500%	5/1/09 (4)	6,465	6,465
	Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,543
	Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,208
	Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,185
	Houston TX GO	5.250%	3/1/11	1,185	1,189
	Houston TX GO	5.500%	3/1/11 (4)	1,050	1,109
	Houston TX GO	5.750%	3/1/12 (4)	1,105	1,166
	Houston TX GO	5.750%	3/1/13 (4)	375	396
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,551
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,717
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,570
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,094
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,664
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,446
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,117
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,746
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	8,611
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,059
	Houston TX Independent School Dist. GO	5.000%	7/15/17 (4)	5,225	5,882
	Houston TX Independent School Dist. GO	5.000%	7/15/18 (4)	10,090	11,226
	Houston TX Util. System Rev.	5.250%	11/15/31 (12)	8,000	8,068
	Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,876
	Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	9,181
	Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,597
	Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,926
	Houston TX Water & Sewer System Rev.	0.000%	12/1/25 (4)(ETM)	8,525	3,932
	Lewisville TX Independent School Dist.	5.000%	8/15/17	2,000	2,270
	Lewisville TX Independent School Dist.	5.000%	8/15/18	1,365	1,540
	Lewisville TX Independent School Dist.	5.000%	8/15/20	1,730	1,906
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	5	5
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	35	35
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	5	5
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	55	56
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	10
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	250	272
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	190	207
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	285	310
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	125	136
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	175	190
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	180	196
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	80	87
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,160	14,349
	Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,754
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (1)	3,725	3,947
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (1)	2,810	2,974

Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (1)	4,190	4,435
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	4,990	5,054
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	13,940	14,119
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (1)	1,875	1,985
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (1)	2,825	2,990
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (1)	1,920	1,988
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	3,927
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	26,500	26,629
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23	7,410	7,721
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24	5,895	6,096
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25	5,250	5,376
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26	6,225	6,322
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27	8,920	8,997
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28	8,040	8,049
North Texas Tollway Auth. Rev.	5.250%	1/1/12	25,000	25,446
North Texas Tollway Auth. Rev.	5.500%	1/1/17	4,750	5,090
North Texas Tollway Auth. Rev.	5.500%	1/1/18	4,000	4,302
North Texas Tollway Auth. Rev.	6.000%	1/1/19	15,000	16,543

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Auth. Rev.	6.000%	1/1/20	22,100	24,207
North Texas Tollway Auth. Rev.	6.000%	1/1/21	40,000	43,487
North Texas Tollway Auth. Rev.	6.000%	1/1/22	25,045	27,136
North Texas Tollway Auth. Rev.	6.000%	1/1/24	20,000	21,333
North Texas Tollway Auth. Rev.	6.000%	1/1/25	10,785	11,334
North Texas Tollway Auth. Rev.	6.000%	1/1/25	5,275	5,544
North Texas Tollway Auth. Rev.	6.000%	1/1/26	5,000	5,216
North Texas Tollway Auth. Rev.	6.000%	1/1/27	4,750	4,931
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16	75,000	76,238
Richardson TX Independent School Dist. GO VRDO	0.480%	5/7/09	20,300	20,300
Round Rock TX Independent School Dist. GO	5.000%	8/1/24	1,000	1,054
Round Rock TX Independent School Dist. GO	5.000%	8/1/25	5,835	6,091
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17	16,500	14,597
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18	15,985	13,982
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19	16,500	14,675
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18 (1)	16,000	16,377
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	21,213
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,591
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,558
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,548
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	13,106
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,451
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,913
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,950
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	7,107
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,962
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,581
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	14,865	16,687
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	11,203
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16	16,825	18,149
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,480	8,058
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	9,750	10,365
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	25,450	26,857
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	23,047
San Antonio TX Electric & Gas Rev.	5.250%	2/1/23	5,000	5,407
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	15,000	15,497
San Antonio TX Electric & Gas Rev.	5.250%	2/1/24	10,000	10,690
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	39,660	40,691
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	10,000	10,299
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	26,065	27,034
San Antonio TX Electric & Gas Rev.	4.750%	2/1/28	9,190	9,196
San Antonio TX Electric & Gas Rev.	5.000%	2/1/29	5,000	5,070
San Antonio TX GO	5.000%	8/1/15	8,890	10,234
San Antonio TX GO	5.000%	8/1/19	5,685	6,399
San Antonio TX GO	5.000%	8/1/20	6,030	6,702
San Antonio TX GO	5.000%	8/1/22	6,590	7,177
San Antonio TX GO	5.000%	8/1/23	4,975	5,373
San Antonio TX GO	5.000%	8/1/25	3,895	4,134
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/22	2,100	2,269
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/24	1,535	1,624
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/25	2,500	2,616
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/26	2,500	2,594
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/27	3,000	3,087
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,797
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,617
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16	10,360	11,395
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17	10,000	10,953
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24	14,925	15,773
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	6,242
Texas A & M Univ. Rev. Financing System	5.000%	5/15/23	5,000	5,466
Texas A & M Univ. Rev. Financing System	5.000%	5/15/24	3,000	3,242

Texas A & M Univ. Rev. Financing System	5.000%	5/15/24	3,500	3,782
Texas A & M Univ. Rev. Financing System	5.000%	5/15/25	3,135	3,356
Texas A & M Univ. Rev. Financing System	5.000%	5/15/25	2,500	2,676
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	3,000	3,185
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	1,000	1,062
Texas GO Public Finance Auth.	5.500%	10/1/12	13,455	14,660
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,883
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	23,593
Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.284%	9/15/10	27,550	24,671
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	15,000	12,855
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	900	885

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,100	10,703
	Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	375	352
	Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,800	4,296
	Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	125	114
	Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	11,375	9,760
	Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	125	110
	Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	5,540	4,510
	Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	110	92
	Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	10,140	7,807
	Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	110	88
	Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)	22,795	16,536
	Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	415	316
	Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	31,295	21,328
	Texas State Transp. Comm. First Tier	5.000%	4/1/17	5,000	5,772
	Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	11,082
	Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,699
	Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,463
	Texas State Transp. Comm. First Tier	5.000%	4/1/21	23,405	25,670
	Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,765
	Texas State Transp. Comm. First Tier	5.000%	4/1/22	5,000	5,430
	Texas State Transp. Comm. First Tier	4.750%	4/1/24	9,500	9,889
	Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,590
	Texas State Transp. Comm. First Tier	5.000%	4/1/25	10,000	10,517
	Texas State Transp. Comm. First Tier	5.000%	4/1/26	8,000	8,361
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,098
1	Texas State Transp. Comm. First Tier TOB VRDO	2.500%	5/7/09	25,980	25,980
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	3,080	3,280
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,562
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,447
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	930	968
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,779
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28	2,510	2,549
	Texas Water Finance Assistance GO	5.000%	8/1/24	2,000	2,134
	Texas Water Finance Assistance GO	5.000%	8/1/25	3,850	4,067
	Texas Water Finance Assistance GO	5.000%	8/1/26	5,710	6,039
	Texas Water Finance Assistance GO	5.000%	8/1/27	3,000	3,119
	Texas Water Finance Assistance GO	5.000%	8/1/27	6,500	6,819
	Texas Water Finance Assistance GO	5.000%	8/1/29	6,250	6,417
	Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	7,665
	Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	2,931
	Univ. of Houston TX Rev.	4.000%	2/15/15	2,090	2,248
	Univ. of Houston TX Rev.	4.000%	2/15/16	1,425	1,527
	Univ. of Houston TX Rev.	5.000%	2/15/23	2,500	2,677
	Univ. of Houston TX Rev.	5.000%	2/15/24	2,640	2,792
	Univ. of Houston TX Rev.	5.000%	2/15/25	3,200	3,348
	Univ. of Houston TX Rev.	5.000%	2/15/26	6,765	7,019
	Univ. of Houston TX Rev.	5.000%	2/15/27	5,000	5,144
	Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	9,002
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	10,855
					2,126,923
Utah (0.1%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)(ETM)	5,180	5,222
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/18	6,845	7,132
	Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,920
	Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/32 (4)	5,200	5,311
					24,585
Vermont (0.0%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22 (4)	8,000	7,795

Virgin Islands (0.0%)
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	5,941

Virginia (1.7%)
Fairfax County VA Public Improvement GO	4.000%	4/1/16	9,975	11,050
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	32,000	33,233
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	10,000	10,385
Richmond VA Public Util. Rev.	5.000%	1/15/28	1,070	1,110
Richmond VA Public Util. Rev.	5.000%	1/15/29	500	515
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.450%	5/1/09 (4)	7,500	7,500
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,301
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31	19,405	17,745

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	42,520	49,087
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/15	8,420	9,266
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22	10,000	10,425
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23	5,125	5,460
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24	5,335	5,624
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25	5,665	5,919
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26	5,955	6,178
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/29	5,375	5,589
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17	10,935	12,633
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18	10,595	12,059
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,585
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11	4,085	4,330
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	9,028
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,386
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,748
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	10,167
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	9,841
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/24	4,000	4,311
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/25	6,720	7,181
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/26	5,930	6,288
	Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17	12,985	15,143
	Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/24	9,000	9,617
	Virginia Public Building Auth. Rev.	5.000%	8/1/22	10,000	10,581
	Virginia Public School Auth. Rev.	5.000%	4/15/13	7,160	8,076
	Virginia Public School Auth. Rev.	5.000%	8/1/13	1,560	1,771
	Virginia Public School Auth. Rev.	5.000%	8/1/14	5,635	6,453
	Virginia Public School Auth. Rev.	5.000%	8/1/16	5,810	6,735
	Virginia Public School Auth. Rev.	5.000%	8/1/17	3,960	4,599
	Virginia Public School Auth. Rev.	5.000%	8/1/17	4,510	5,238
	Virginia Public School Auth. Rev.	5.000%	8/1/19	2,500	2,888
	Virginia Public School Auth. Rev.	5.000%	8/1/20	2,500	2,844
	Virginia Public School Auth. Rev.	5.000%	8/1/20	4,210	4,742
	Virginia Public School Auth. Rev.	5.000%	8/1/23	8,865	9,353
	Virginia Resources Auth. Clean Water Rev.	5.000%	10/1/30	5,500	5,717
					374,701
Washington (1.1%)
1	Bellevue WA GO TOB VRDO	1.130%	5/7/09 (1)	5,445	5,445
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	8,058
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.250%	7/1/16	42,325	48,016
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17	24,350	27,227
	King County WA School Dist. GO	5.000%	12/1/24 (4)	7,145	7,475
	Port of Seattle WA Rev.	5.000%	3/1/21 (1)	5,000	5,147
	Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,250
	Washington GO	5.500%	7/1/10 (Prere.)	6,755	7,141
	Washington GO	6.250%	2/1/11	2,935	3,071
	Washington GO	6.000%	6/1/12	1,000	1,133
	Washington GO	5.700%	10/1/15 (4)	9,350	10,411
	Washington GO	0.000%	6/1/20 (1)	5,500	3,422

Washington GO	5.000%	7/1/21 (4)	7,995	8,696
Washington GO	5.000%	7/1/21 (4)	4,550	4,949
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23 (4)	3,425	3,519
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24 (4)	3,550	3,623
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,675	3,725
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,625	3,675
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,550	3,573
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,800	3,825
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27 (4)	3,925	3,925
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.460%	5/1/09 (4)	28,000	28,000
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18	23,000	22,709
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.700%	5/7/09 LOC	9,550	9,550
				232,565
West Virginia (0.1%)
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	3,000	2,926
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13	10,000	9,755
West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,073
				17,754
Wisconsin (1.0%)
Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/24 (4)	5,140	5,351
Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/25 (4)	2,565	2,648
Wisconsin GO	5.000%	5/1/10	14,420	15,059
Wisconsin GO	5.000%	5/1/11	15,180	16,321

Intermediate-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin GO	5.250%	5/1/11 (1)(Prere.)	5,000	5,368
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,674
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	22,204
Wisconsin GO	5.250%	5/1/12	15,975	17,704
Wisconsin GO	5.000%	5/1/13 (1)	2,000	2,233
Wisconsin GO	5.500%	5/1/13 (1)	7,000	7,978
Wisconsin GO	5.000%	5/1/14 (1)	7,390	8,324
Wisconsin GO	5.000%	5/1/15 (1)	11,975	13,563
Wisconsin GO	5.500%	5/1/15 (1)	15,000	17,448
Wisconsin GO	5.000%	5/1/16 (1)	6,000	6,704
Wisconsin GO	5.000%	5/1/19	7,135	7,949
Wisconsin GO	5.000%	5/1/21	7,865	8,558
Wisconsin GO	5.000%	5/1/22	6,500	7,008
Wisconsin GO	5.000%	5/1/23	2,175	2,326
Wisconsin GO	6.000%	5/1/26	25,065	26,876
Wisconsin GO	6.000%	5/1/27	10,000	10,650
223,946
Total Tax-Exempt Municipal Bonds (Cost $21,503,625)	21,781,994

Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
2	Vanguard Municipal Cash Management Fund (Cost $195,687)	0.596%	195,687,000	195,687
Total Investments (99.2%) (Cost $21,699,312)	21,977,681
Other Assets and Liabilities (0.8%)
Other Assets	386,266
Liabilities	(211,049)
175,217
Net Assets (100%)	22,152,898

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	22,119,185
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(244,656)
Unrealized Appreciation (Depreciation)	278,369
Net Assets	22,152,898

Investor Shares—Net Assets
Applicable to 499,257,877 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,564,559
Net Asset Value Per Share—Investor Shares	$13.15

Admiral Shares—Net Assets
Applicable to 1,185,548,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,588,339
Net Asset Value Per Share—Admiral Shares	$13.15

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $386,095,000, representing 1.7% of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For a key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (0.3%)
East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13	5,000	5,019
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	7,231
Mobile AL Water & Sewer Comm.	5.000%	1/1/31 (1)	4,590	4,512
Univ. of Alabama Birmingham Hosp. Rev.	5.250%	9/1/25	3,500	3,253
20,015
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/09 (1)	2,565	2,667
Anchorage AK Electric Rev.	8.000%	12/1/10 (1)	2,960	3,251
North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,929
9,847
Arizona (2.2%)
1	Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/39	5,000	5,008
Arizona COP	5.000%	9/1/23 (4)	12,140	12,841
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	12,500	11,894
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,340	4,876
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,905	5,510
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,345	6,005
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,460	5,011
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,520	6,201
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	2,285	2,567
Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,141
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13	2,415	2,707
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14	5,600	6,327
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15	5,025	5,702
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16	7,015	7,977
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17	3,500	3,978
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,245
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	3,170	2,781
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,766
Mesa AZ Util. System Rev.	5.250%	7/1/14 (1)	10,000	11,032
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33	4,500	4,450
Phoenix AZ GO	4.500%	7/1/24	8,000	8,276
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,115	8,378
Tucson AZ Water System Rev.	5.500%	7/1/17 (1)	4,850	5,353
146,026
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (1)	1,535	1,574
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	4,500	5,020
6,594
California (17.4%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,223
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31 (4)	16,235	15,976
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,887
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	11,000	11,264
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,325
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	5.000%	4/1/27	12,440	12,692
Beverly Hills CA USD GO	0.000%	8/1/24	6,500	3,026
Beverly Hills CA USD GO	0.000%	8/1/25	10,500	4,559
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13 (3)(Prere.)	200	230
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13 (3)(Prere.)	135	155
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13 (3)(Prere.)	135	155

California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13 (3)(Prere.)	110	126
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13 (3)(Prere.)	75	86
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15 (3)	14,540	16,047
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16 (3)	9,865	10,823
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17 (3)	9,915	10,858
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18 (3)	7,780	8,467
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27	7,560	7,902
California GO	6.250%	9/1/12	5,000	5,271
California GO	5.000%	2/1/14 (2)(Prere.)	3,565	4,014
California GO	5.000%	2/1/14 (2)(Prere.)	1,500	1,689
California GO	5.000%	11/1/18 (1)	13,455	14,263
California GO	5.000%	6/1/19 (1)	5,000	5,231
California GO	5.000%	9/1/20	5,130	5,282
California GO	5.250%	11/1/21	2,000	2,044
California GO	5.000%	8/1/25 (4)	6,645	6,657
California GO	5.625%	4/1/26	21,900	22,579
California GO	5.500%	8/1/26	2,970	3,030

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	5.125%	4/1/33	8,500	7,992
	California GO	6.500%	4/1/33	40,000	43,696
	California GO	4.500%	10/1/36	22,200	18,234
	California GO	5.250%	3/1/38	38,150	36,405
	California GO CP	2.650%	5/4/09	12,000	12,003
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35	5,000	4,716
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,218
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,361
	California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,112
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	4,000	3,556
	California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13	10,000	10,060
	California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16 (2)	11,370	11,402
	California Public Works Board Lease Rev. (Dept. of General Services)	6.250%	4/1/34	10,000	10,175
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27	10,405	10,453
	California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,651
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	5,000	5,565
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,483
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	12,640	14,088
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	7,650	8,138
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	5,375	5,658
	California State Econ. Recovery Bonds	5.000%	7/1/15	10,135	11,043
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	20,000	20,507
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	25,000	25,871
	California State Univ. Rev. Systemwide	5.000%	11/1/32 (4)	16,000	15,825
	California State Univ. Rev. Systemwide	5.250%	11/1/34	8,600	8,660
	California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	4,000	3,317
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	9,000	7,673
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	28,666
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	20,000	21,955
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,389
1	Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	15,000	12,109
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	10,000	6,364
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	24,704
	Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	35,270	33,628
	Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	14,461
	Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,610
	Los Angeles CA Community College Dist. GO	5.000%	8/1/28	6,600	6,643
	Los Angeles CA Community College Dist. GO	6.000%	8/1/33	10,000	10,686
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,383
	Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38	4,000	4,052
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	5,000	4,871
	Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	10,347

Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	10,347
Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,149
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,079
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,559
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	27,695
Los Angeles CA USD GO	5.000%	7/1/26	6,950	7,038
Los Angeles CA Wastewater System Rev.	5.750%	6/1/28	11,080	11,868
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	5,700	5,561
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	25,300
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	9,000	9,503
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	10,365	12,770
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,380
Palomar Pomerado Health System California Rev.	0.000%	8/1/38 (12)	10,000	5,154
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	10,000	10,181
Riverside CA USD GO	5.250%	8/1/38 (12)	11,475	11,406
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	25,395	25,582
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (1)	8,895	9,643
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	10,999
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	23,299
San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	19,015	18,842
San Diego CA USD GO	0.000%	7/1/13 (1)	7,160	6,298
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	9,934
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31 (4)	6,000	5,373
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	11,415	10,726
San Jose CA Redev. Agency	5.000%	8/1/27 (1)	5,000	4,485
San Juan CA USD GO	5.000%	8/1/31 (13)	10,000	9,880
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33	5,000	4,951
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	880	908
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,000	5,588
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,184

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14	8,500	7,162
	State Center California Community College Dist. GO	5.000%	8/1/31 (4)	16,100	15,823
	Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,330	6,891
	Univ. of California Rev.	4.500%	5/15/26 (4)	9,900	9,546
	Univ. of California Rev.	4.500%	5/15/31 (4)	47,470	42,509
	Univ. of California Rev.	4.500%	5/15/35 (4)	17,225	14,984
	Ventura County CA Community College Dist. GO	5.500%	8/1/33	12,000	12,181
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23 (12)	6,000	6,258
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/24 (12)	5,000	5,156
					1,167,783
Colorado (2.2%)
	Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/28	6,210	6,430
	Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	14,005
	Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,771
	Colorado Springs CO Util. System Rev.	5.000%	11/15/43	12,725	12,478
	Denver CO City & County Airport Rev.	6.000%	11/15/12 (1)	7,000	7,755
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	10,000	7,764
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,795	3,895
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (1)	10,185	6,314
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	13,000	6,260
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (1)	15,165	6,647
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23 (1)	35,275	11,644
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	9,700	2,626
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (1)	13,425	2,971
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28 (1)	13,425	2,722
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	16,500	2,834
	Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (2)(Prere.)	15,000	16,100
	Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	16,000	17,243
	Regional Transp. Dist. of Colorado Sales Tax Rev.	4.500%	11/1/34 (4)	7,195	6,656
	Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28	1,000	1,082
					150,197
Connecticut (1.0%)
	Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	10,000	9,829
2	Connecticut GO TOB VRDO	2.750%	5/7/09 (2)LOC	43,780	43,780
	Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.) CP	5.000%	7/1/36 (2)	10,000	9,897
					63,506
District of Columbia (0.3%)
	Dist. of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	13,000	13,493
	District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,393
	District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36	5,000	5,033
					21,919
Florida (8.0%)
	Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	1.715%	12/1/37	10,000	4,793
	Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	4,691
	Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,337
	Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,073
	Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/26	3,610	3,664
	Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)(ETM)	2,620	2,867
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,000	11,074
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	10,906
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	13,394
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20	8,175	8,607

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21	8,610	8,965
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28	4,000	3,866
Florida Educ. System Fac. Rev.	5.000%	5/1/35 (1)	11,235	10,932
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	7,000	7,170
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	7,000	7,183
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	185	214
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	245	283
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	245	289
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24	1,755	1,609
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25	1,315	1,201
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	9,755	8,446
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18 (1)	6,130	6,370
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19 (1)	6,390	6,585
Hillsborough County FL School Board COP	5.250%	7/1/16 (1)	13,300	14,675
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.550%	5/1/09 LOC	9,300	9,300
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09 (4)(Prere.)	1,850	1,886
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	3,150	3,078
Jacksonville FL Transp. Rev. VRDO	1.400%	5/7/09	5,000	5,000

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (1)	10,000	9,660
Lake County FL School Board COP	5.000%	6/1/31 (2)	18,000	16,705
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09 (Prere.)	11,925	12,370
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (1)	34,000	29,082
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29	8,000	6,167
Miami FL GO	5.500%	1/1/12 (1)(Prere.)	3,000	3,332
Miami FL GO	5.500%	1/1/12 (1)(Prere.)	7,015	7,791
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26 (2)	17,240	17,249
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/39 (2)	10,000	9,330
Miami-Dade County FL School Board COP	6.000%	10/1/09 (4)(Prere.)	5,765	5,896
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,179
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	7,570	7,266
Miami-Dade County FL School Board COP	5.000%	11/1/26 (2)	5,270	4,999
Miami-Dade County FL School Board COP	5.250%	2/1/27 (12)	5,000	5,038
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	5,879
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	12,518
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	4,518
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	10,000	9,037
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14 (4)	10,000	11,005
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15 (4)	10,000	11,000
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39	5,000	3,886
Orange County FL School Board COP	5.000%	8/1/31 (1)	9,000	8,349
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (1)	9,695	11,610
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	9,844
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (1)	4,000	4,790
Palm Beach County FL School Board COP VRDO	2.000%	5/7/09 (4)	1,000	1,000
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	20,000	20,546
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36 (4)	3,000	2,934
Polk County FL Public Fac. Rev.	5.000%	12/1/30 (1)	17,835	17,307
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	8,000	8,639
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27 (1)	11,405	9,736
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33 (1)	9,000	7,281
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	4,300	4,335
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32	8,000	7,234
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,074
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	5,064
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	9,977
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	11,014
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	12,088
				534,187
Georgia (3.9%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.200%	5/1/09 LOC	4,200	4,200
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (1)	7,750	7,964
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (1)	7,500	7,673
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	8,285	8,293
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	10,020	9,923
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (4)	8,500	9,599
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	4,450	5,083

	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	14,250	15,890
	Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (1)	32,425	28,745
	Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	18,900	19,005
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	3,270	3,464
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	3,000	2,808
	College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	5,070	5,311
	Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26 (1)	12,000	10,437
	Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,160
	Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,865
	Georgia Higher Educ. Facs. Auth. Rev.	6.000%	6/15/34	10,000	10,027
	Henry County GA School Dist. GO	6.450%	8/1/11 (1)	2,765	2,921
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	10,305	8,888
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25	20,000	15,863
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27	15,000	11,611
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	6.375%	7/15/38	10,000	3,725
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	14,002
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/18	7,000	7,689
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/19	5,000	5,455
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.500%	1/1/26	14,000	14,478
1	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/32	1,500	1,543
1	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/35	1,000	1,024
	Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15 (1)(ETM)	5,000	5,945
					264,591

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Hawaii (0.8%)
	Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (1)	15,000	15,593
	Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,453
	Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,067
	Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,541
	Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,391
	Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,320
	Univ. of Hawaii Rev.	6.000%	10/1/38	2,500	2,672
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,222
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,637
					51,896
Idaho (0.2%)
	Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33	6,000	6,259
	Idaho Housing & Finance Assn.	5.000%	7/15/22	6,465	6,774
					13,033
Illinois (5.3%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (1)	8,500	6,824
	Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	4,356
	Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	4,157
	Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	266
	Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,010	7,591
	Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	3,695	4,003
	Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,985	8,665
	Chicago IL GO	0.000%	1/1/20 (1)	5,000	5,135
	Chicago IL GO	0.000%	1/1/22 (1)	5,000	5,057
	Chicago IL GO	0.000%	1/1/24 (1)	2,480	2,425
	Chicago IL GO	0.000%	1/1/25 (1)	1,305	1,266
	Chicago IL GO	0.000%	1/1/28 (1)	2,820	2,693
	Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,529
	Chicago IL GO	5.000%	1/1/34 (1)	11,040	10,764
	Chicago IL GO	5.500%	1/1/38 (1)	6,490	6,542
	Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	13,785	14,704
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/25 (4)	21,525	21,554
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/26 (4)	17,600	17,422
	Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	27,500	35,696
	Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,486
	Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	12,499
1	Illinois Finance Auth. Rev. (Central Dupage Health)	5.250%	11/1/39	4,000	3,899
	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	13,000	11,256
	Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37	11,000	8,115
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	3,000	2,865
	Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	15,000	15,259
	Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	4,000	3,425
	Illinois GO	5.375%	6/1/24 (1)	9,710	9,825
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.500%	5/1/09 LOC	3,500	3,500
	Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,739
	Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,779
	Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	10,000	9,106
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	7,095	7,361
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	2,600	2,729
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	3,465	3,602
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.500%	1/1/33	20,000	20,724

Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (1)	4,680	4,812
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (1)	16,100	13,321
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (1)	5,795	5,455
Will County IL Community School Dist.	0.000%	11/1/13 (4)	10,000	8,966
				357,372
Indiana (0.8%)
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/18	4,450	4,851
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.250%	7/1/19	2,500	2,719
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	3,475	2,937
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	8,045	6,147
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (1)(ETM)	9,345	10,233
Indiana Muni. Power Agency Rev.	5.750%	1/1/34	8,000	8,041
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	9,275	9,787
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	8,250	8,444
				53,159

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (1)	7,500	6,275
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,000
Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32 (2)	20,000	16,322
				25,597
Kentucky (1.5%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	2,837
Kentucky Asset/Liability Comm. General Fund Rev.	1.184%	11/1/17 (1)	12,420	10,703
Kentucky Asset/Liability Comm. General Fund Rev.	1.304%	11/1/21 (1)	24,630	17,777
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare)	5.375%	8/15/24	5,000	5,137
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,243
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (1)	51,960	52,836
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (1)	7,335	7,412
				102,945
Louisiana (2.1%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25 (12)	1,850	1,915
East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26 (12)	2,500	2,594
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,236
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (1)	8,065	8,400
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (1)	6,880	7,108
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (1)	5,000	5,129
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	5,000	5,083
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,526
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,370
Louisiana GO	5.500%	5/15/14 (1)	4,180	4,452
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	20,000	14,625
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/31 (1)	4,000	3,755
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	8,202
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	9,768
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	7,735
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,208
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10 (4)(Prere.)	4,900	5,129
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10 (4)(Prere.)	2,950	3,090
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	16,000	12,238
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	10,000	7,004
				139,567
Maryland (1.1%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33	1,000	854
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09 (Prere.)	25,000	26,303
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	4,000	4,241
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	1,461
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	2,962
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	12,088
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,109

	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22 (1)	12,025	13,808
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/31 (2)	2,500	2,338
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34 (1)(7)	3,000	2,725
					74,889
Massachusetts (4.8%)
	Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,222
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (1)	3,085	3,509
	Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	2,500	2,613
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35	11,310	11,321
	Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (1)(ETM)	7,460	5,761
	Massachusetts GO	7.000%	7/1/09 (3)(ETM)	7,430	7,512
	Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,606
	Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,925
	Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,685
	Massachusetts GO	5.000%	8/1/20	4,185	4,696
	Massachusetts GO	5.500%	12/1/23 (2)	3,055	3,569
	Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32	21,125	19,875
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31	20,000	17,365
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38	2,000	1,530
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	8,543
	Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30 (1)	7,460	6,046
	Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	12,020	12,514
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12	6,000	6,001
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14 (1)	11,135	11,614
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	7,755	8,081

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25 (4)	17,055	17,668
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,630	13,887
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	8,242
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,519
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (1)	7,190	7,582
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,466
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	32,000	39,310
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	21,369
				322,031
Michigan (3.1%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,830
Detroit MI GO	5.000%	4/1/16 (12)	3,015	2,935
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,043
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	10,000	10,438
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	14,935	17,007
Detroit MI Sewer System Rev.	5.125%	7/1/15 (1)(Prere.)	3,970	4,659
Detroit MI Sewer System Rev.	5.500%	7/1/29 (1)	18,000	16,814
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	5,865	5,305
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	6,030	5,216
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	5,500	6,077
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/24 (1)	7,500	7,501
Michigan Building Auth. Rev.	5.500%	10/15/16	5,500	5,916
Michigan GO	5.250%	9/15/26 (4)	14,000	14,065
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,642
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	14,000	10,476
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,641
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/24	13,085	13,921
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	5,000	3,499
Michigan Trunk Line Rev.	5.000%	11/1/26 (1)	35,765	35,955
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (1)	25,000	27,740
				204,680
Minnesota (0.8%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/30 (2)	9,000	7,989
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	4,250	4,422
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	37,665	38,078
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,515
Univ. of Minnesota Rev.	5.125%	4/1/34	1,250	1,297
				54,301
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	7,968
Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32	10,000	7,841
				15,809
Missouri (0.7%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	11,660	8,791
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39	8,000	8,477
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	3,500	3,169
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	3,500	3,218
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15 (1)	5,000	5,026

Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,362
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24	5,000	5,449
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev.	5.750%	1/1/29	5,000	5,041
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27 (12)(2)	5,535	5,452
				48,985
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20	5,000	4,292
Municipal Energy Agency NE Power Supply System Rev.	5.375%	4/1/39 (13)	3,000	3,123
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39	5,000	5,218
				12,633
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,830
Clark County NV School Dist. GO	5.000%	6/15/13	12,305	13,423
Clark County NV School Dist. GO	5.000%	6/15/14	8,295	9,008
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	1,928
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,710	10,200
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,174
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,488
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,473
				61,524

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
New Hampshire (0.4%)
	Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	23,790

New Jersey (5.8%)
	Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (1)	4,335	4,993
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (1)	10,680	11,162
	Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14 (1)	10,185	10,931
	Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15 (1)	10,820	11,620
	New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/28 (1)	7,550	7,985
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	7,791
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,113
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	27,452
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	10,792
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (1)	9,000	9,625
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15 (4)	22,000	24,512
	New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35 (12)	6,500	6,648
	New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.250%	12/1/12	5,830	5,792
	New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	7,250	7,388
	New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34 (12)	5,500	5,500
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/15 (1)	3,795	3,484
	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,803
1	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	8,190	7,991
	New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38	2,330	2,477
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)(ETM)	1,130	1,259
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	215	238
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	2,120	2,363
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	2,130	2,354
	New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	13,941
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15 (1)	7,000	7,810
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	24,000	26,204
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)(2)	36,000	39,744
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	18,500	19,558
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,320
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (1)	5,795	6,388
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	5,872
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	15,250	5,522
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	270	340
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	790	955
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	3,940	4,597
	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	34,500	24,643
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	10,585	11,430
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	10,000	6,540
					391,137
New Mexico (0.4%)
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	10,000	10,714
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,182

New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,182
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,942
				28,020
New York (7.1%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (1)	2,800	2,855
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (1)	4,900	5,362
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,329
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (1)	19,575	14,820
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35	25,690	22,606
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	9,861
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38	24,060	20,534
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	4,982
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	16,165	19,897
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,639
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	2.500%	5/7/09 (4)	40,000	40,000
New York City NY GO	5.250%	8/1/12	8,535	9,330
New York City NY IDA (Yankee Stadium)	0.000%	3/1/20 (12)	8,400	4,793
New York City NY IDA (Yankee Stadium)	0.000%	3/1/22 (12)	4,585	2,278
New York City NY IDA (Yankee Stadium)	0.000%	3/1/24 (12)	9,670	4,127
New York City NY IDA (Yankee Stadium)	0.000%	3/1/25 (12)	5,000	1,973
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36	28,700	28,572
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39	5,000	4,908
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	283
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	20,000	19,071
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27 (1)	17,000	19,231

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,368
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,186
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	9,750	10,033
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,560
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	2,830	3,108
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09 (1)	9,850	9,894
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (1)	3,270	3,283
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,067
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23	7,785	7,951
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	7,385	7,570
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	7,730
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	8,435
Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44	5,500	3,379
Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48	4,000	2,909
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14	12,770	12,792
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15	20,000	20,371
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	15,410	15,920
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	12,565	12,919
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,165
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,049
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	5,000	5,391
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	10,000	11,367
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	12,163
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28	15,000	15,308
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	12,500	12,679
				479,048
North Carolina (1.3%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.500%	1/15/25	7,000	6,644
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	3,300	3,112
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.450%	5/1/09 LOC	4,400	4,400
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,480	4,666
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23	5,000	4,688
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22 (4)	6,500	6,825
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	2,500	2,010
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph’s Health System)	5.125%	10/1/28 (1)	5,005	4,870
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	13,264
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	10,000	10,914
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	15,000	16,341
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	4,000	4,207
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,344
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,927
				85,212
Ohio (1.6%)
American Muni. Power Ohio Inc.	5.000%	2/15/38	8,000	7,762
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	16,820	13,204
Cincinnati OH City School Dist. GO	5.250%	12/1/27 (1)	14,900	16,198
Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	15,000	15,008
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,102

Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,331
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,068
Middletown OH City School Dist. GO	5.000%	12/1/25 (4)	4,715	4,874
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	3,000	3,076
Ohio Common Schools GO	5.000%	3/15/14	7,020	7,778
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46	10,000	7,904
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	3,990	4,023
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,160
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33 (4)	3,000	3,019
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	8,125	8,141
				107,648
Oklahoma (0.1%)
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,297
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36	6,000	5,102
				8,399
Oregon (0.7%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,569
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	6,967
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,370
Oregon State Dept. Administrative Services	5.000%	5/1/27	6,755	6,883

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	10,000	10,611
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22	12,380	12,544
				46,944
Pennsylvania (3.4%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	7,686
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,057
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	3,500	2,833
Norwin PA School Dist. GO	3.250%	4/1/31 (4)	8,915	6,492
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	9,970	11,624
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,742
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (2)(Prere.)	775	880
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,030	21,626
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	19,999
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	5,000	5,203
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	4,000	4,049
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38 (12)	14,000	14,152
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	13,983
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	18,695
Philadelphia PA School Dist. GO	6.000%	9/1/38	7,000	7,399
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (1)	35,000	36,990
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (1)	16,500	18,070
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)	5,545	6,074
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)(ETM)	4,455	5,110
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	3,390	3,900
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,933
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	610	609
Wallingford-Swarthmore PA School Dist. VRDO	3.250%	5/7/09 (4)	11,000	11,000
				226,106
Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (1)	2,000	2,012
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	4,920
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,930	2,842
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/28	5,000	4,530
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	6,130	5,662
Puerto Rico GO	6.000%	7/1/27 (1)	7,000	6,916
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25	8,000	7,348
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34 (2)	15,305	2,300
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	7,205	8,215
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,136
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	10,060	12,155
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	39,156
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	9,914
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47 (2)	45,000	3,160
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	184,500	7,109
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	22,200	736
				118,111
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23 (4)	2,565	2,546
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24 (4)	2,975	2,916
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing—Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	2,794
				8,256
South Carolina (2.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	20,110
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580	10,567

Greenville County SC School Dist. GO	5.000%	12/1/27	10,000	9,988
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	9,000
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,515
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)	12,210	13,191
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Conway Hosp.) VRDO	0.450%	5/1/09 (12)	1,700	1,700
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,561
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,376
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30	7,920	7,105
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	10,000	10,496
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15 (2)	8,590	9,536
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20 (2)	20,840	21,828
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21 (2)	27,170	28,272
Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18	9,370	9,239
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38 (4)	6,610	6,792
				168,276

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee (0.4%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33	8,000	7,823
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,514
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27 (4)	350	352
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/31	2,310	2,310
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	4,000	3,444
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/22	5,000	4,190
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,808
				23,441
Texas (9.0%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (1)	4,900	3,524
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (1)	6,665	6,657
Brownsville TX Util. System Rev.	5.000%	9/1/20 (4)	10,055	10,502
Conroe TX Independent School Dist. GO	5.750%	2/15/35	5,000	5,275
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29 (2)	5,000	4,507
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24 (2)	10,000	10,091
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	10,000	10,013
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/27 (12)	5,000	5,068
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/28 (12)	3,125	3,145
Harris County TX GO	0.000%	10/1/14 (1)	5,550	4,804
Harris County TX GO	0.000%	10/1/15 (1)	17,545	14,501
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31	3,250	3,438
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (1)(Prere.)	12,910	13,716
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (1)	10,000	9,235
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (1)	10,190	9,394
Harris County TX Rev.	5.000%	8/15/22	2,000	2,145
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,916
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,377
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,997
Houston TX GO	5.750%	3/1/14 (4)	260	274
Houston TX GO	5.500%	3/1/15 (4)	8,440	9,009
Houston TX GO	5.750%	3/1/15 (4)	265	280
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,555
Houston TX GO	5.750%	3/1/16 (4)	395	417
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	9,578
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	11,209
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	18,978
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,652
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	5,813
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	65	66
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/09 (4)(Prere.)	30	30
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,575	12,747
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,633
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,425	27,777
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/33 (2)	8,050	7,643
North Texas Tollway Auth. Rev.	5.125%	1/1/28 (1)	27,235	26,359
North Texas Tollway Auth. Rev.	6.125%	1/1/31	4,000	4,009
North Texas Tollway Auth. Rev.	5.625%	1/1/33	21,650	21,109
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/09 (4)	3,945	3,953
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,090
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,434
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,114
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	4,809
Round Rock TX Independent School Dist. GO	5.250%	8/1/29	6,000	6,204
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	11,867

San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,950
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,981
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	15,500	15,963
San Antonio TX Electric & Gas Rev.	5.000%	2/1/32	15,000	15,211
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	15,000	13,934
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/28	3,000	3,063
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,274
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	38,730	33,230
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	34,250	27,879
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	33,070	25,461
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,098
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26 (2)	10,000	3,194
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28 (2)	30,005	8,198
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,960

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	10,636
Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	9,883
Univ. of Houston TX Rev.	5.000%	2/15/27	2,100	2,160
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	24,900	27,924
				599,923
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/14	5,000	5,441
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21	17,395	17,885
				23,326
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34 (4)	10,000	8,759

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,459

Virginia (0.7%)
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.250%	5/15/26	3,250	3,293
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.500%	5/15/35	15,000	15,173
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	7,500	7,789
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	10,000	8,742
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,544
				46,541
Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	10,936
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	4,231
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (1)	12,585	10,141
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	8,385
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	6,763
Port of Seattle WA Rev.	5.625%	8/1/10 (1)(Prere.)	7,735	8,217
Washington GO	6.750%	2/1/15	3,450	3,973
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31 (4)	5,000	4,834
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34 (4)	27,000	25,798
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38 (4)	5,000	4,914
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	5,490	5,342
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18	7,000	6,911
				100,445
West Virginia (0.7%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11 (1)(ETM)	7,325	8,251
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12 (1)(ETM)	7,840	9,220
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	11,198
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	18,830	16,257
				44,926
Wisconsin (1.0%)
Badger Tobbaco Asset Securitization Corp.	6.125%	6/1/12 (Prere.)	4,500	4,824

Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	21,610
Wisconsin GO	5.000%	5/1/14 (1)	5,000	5,632
Wisconsin GO	6.000%	5/1/36	10,000	10,538
Wisconsin Health & Edu. Fac. Auth. Rev. (Luther Hosp.)	5.750%	11/15/30	7,500	7,591
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36	3,000	2,825
Wisconsin Transp. Rev.	4.500%	7/1/26 (1)	17,470	17,141
70,161
Total Tax-Exempt Municipal Bonds (Cost $6,551,775)	6,537,014

Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
3	Vanguard Municipal Cash Management Fund (Cost $122,332)	0.596%	122,332,233	122,332
Total Investments (99.3%) (Cost $6,674,107)	6,659,346
Other Assets and Liabilities (0.7%)
Other Assets	112,045
Liabilities	(66,505)
45,540
Net Assets (100%)	6,704,886

Long-Term Tax-Exempt Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,789,062
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(69,415)
Unrealized Appreciation (Depreciation)	(14,761)
Net Assets	6,704,886

Investor Shares—Net Assets
Applicable to 156,362,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,654,232
Net Asset Value Per Share—Investor Shares	$10.58

Admiral Shares—Net Assets
Applicable to 477,398,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,050,654
Net Asset Value Per Share—Admiral Shares	$10.58

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2009.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security represented 0.7% of net assets.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For a key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (0.7%)
	Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39	11,825	11,377
	Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13 (Prere.)	3,000	3,528
	Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29	9,500	7,556
	Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25	10,000	7,071
	McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	13,321
					42,853
Arizona (1.5%)
1	Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/39	15,000	15,023
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	5,900	5,614
	Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10	4,250	4,157
	Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37	7,000	3,623
	Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	17,197
	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	10,200	8,948
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33	8,000	7,911
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	22,000	16,077
	Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	10,000	6,944
					85,494
Arkansas (0.1%)
	North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	3,450	3,849

California (13.2%)
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	2,500	2,560
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	5.000%	4/1/27	5,000	5,101
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	30	33
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	85	95
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	923
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,857
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15	3,290	3,585
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28	5,375	5,582
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29	11,435	11,798
	California GO	5.500%	4/1/18	15,000	16,490
	California GO	5.000%	11/1/21	14,045	14,369
	California GO	5.125%	2/1/25	13,975	13,950
	California GO	4.500%	12/1/32 (4)	15,000	13,013
	California GO	5.125%	4/1/33	16,500	15,514
	California GO	6.500%	4/1/33	20,000	21,848
	California GO	4.500%	10/1/36	56,500	46,407
	California GO	5.000%	6/1/37	10,500	9,641
	California GO CP	2.650%	5/4/09	8,000	8,002
	California GO CP	3.500%	5/12/09	1,600	1,602
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	6,000	5,335
	California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	17,155	15,568
	California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	2,654

	California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	5,175
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,614
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	4,913
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,782
	California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19	7,000	7,177
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (1)	15,000	16,435
	California State Econ. Recovery Bonds	5.250%	7/1/14	15,000	16,680
	California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	21,814
	California State Univ. Rev. Systemwide	5.250%	11/1/34	4,275	4,305
	California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	8,000	6,634
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	28,000	23,871
	Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	18,332
	City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	1,518
	City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,710	1,773
	Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28 (1)	25,000	22,173
1	Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	11,250	9,082
	Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	612
	Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,495
	Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,618
	Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	1,041
	Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	1,046
	Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,057
	Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,231
	Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,183
	Los Angeles CA Community College Dist. GO	5.000%	8/1/24	3,430	3,558
	Los Angeles CA Community College Dist. GO	5.000%	8/1/25	4,620	4,751

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,215	6,293
	Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30	15,000	13,803
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,551
	Los Angeles CA USD GO	5.000%	7/1/27	8,000	8,069
	Los Angeles CA USD GO	5.000%	7/1/27	7,295	7,358
	Los Angeles CA USD GO	4.500%	1/1/28 (1)	20,000	18,294
	Los Angeles CA Wastewater System Rev.	5.750%	6/1/27	7,780	8,384
	Modesto CA Irrigation Dist. COP	5.500%	7/1/35	11,300	11,024
	Napa Valley CA USD Election GO	4.500%	8/1/37 (4)	12,035	10,622
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,020
	Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	9,127
	Palomar Pomerado Health System California Rev.	0.000%	8/1/38 (12)	10,740	5,535
	Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	23,000	19,056
	Redding CA Electric System COP	5.000%	6/1/30 (4)	7,500	7,347
	Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	15,000	15,111
	San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,707
	San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,645
1	San Diego CA Community College Dist. GO	5.250%	8/1/33	5,500	5,552
	San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,288
	San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	13,925
	San Diego CA USD GO	4.500%	7/1/29 (4)	10,870	9,926
	San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33 (2)	10,000	9,932
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/19	20,295	20,522
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/20	26,405	26,486
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25 (1)	12,900	3,843
	Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,547
	Santa Monica CA Community College Dist.	0.000%	8/1/24	5,000	2,145
	Santa Monica CA Community College Dist.	0.000%	8/1/25	5,490	2,181
	Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,184
	Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20	10,505	11,188
	Univ. of California Rev.	4.500%	5/15/31 (4)	7,000	6,268
	West Contra Costa CA USD	6.000%	8/1/27	3,000	3,284
					760,014
Colorado (4.0%)
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,905
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,538
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,989
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,289
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,624
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,717
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38	25,000	20,871
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41	7,500	6,968
	Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26	1,000	770
	Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37	2,250	1,457

Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	11,506
Denver CO City & County Airport Rev.	5.000%	11/15/12 (1)	4,205	4,328
Denver CO City & County Airport Rev. PUT	5.250%	5/15/10	15,000	15,232
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11	10,000	10,152
Denver CO City & County School Dist.	5.250%	12/1/24	3,250	3,512
Denver CO City & County School Dist.	5.500%	12/1/26	2,500	2,707
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39	4,891	4,926
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09 (1)	14,195	13,969
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)	7,185	6,722
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (1)	26,795	22,204
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	5,000	3,882
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (1)	8,000	5,792
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,000	3,361
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (1)	5,000	2,624
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (1)	29,225	8,686
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	14,900	4,034
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (1)	36,465	8,070
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (1)	56,600	10,598
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	14,200	2,439
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	10,000	10,777
				228,649
Connecticut (0.8%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	25,250	24,818
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,947
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	11,068
				43,833

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	4,455	4,453

District of Columbia (0.8%)
Dist. of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	10,000	10,379
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,070
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13 (1)	2,500	2,631
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16 (1)	2,775	2,866
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17 (1)	2,000	2,048
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18 (1)	2,000	2,033
Metro. Washington Airports Auth. Airport System Rev.	5.250%	10/1/25	15,000	15,510
				48,537
Florida (6.7%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22	5,000	3,854
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36	10,000	6,621
Beacon Lakes FL Community Dev.	6.900%	5/1/35	16,325	11,630
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	12,273
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11	3,065	2,229
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27	6,000	4,292
Florida Board of Educ. Public Educ. Capital Outlay	4.500%	6/1/36 (4)	27,860	24,477
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/26	5,000	5,082
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/27	4,000	4,109
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28	8,185	7,910
Florida Housing Finance Agency Rev.	5.750%	1/1/37	26,185	26,009
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37	12,725	12,639
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48	14,905	14,614
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	14,290
Florida Muni. Power Agency Rev.	6.250%	10/1/31	3,250	3,416
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	365	430
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	14,435	12,498
Hillsborough County FL Aviation Auth. Rev.	5.375%	10/1/33 (12)	5,330	4,970
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	5,185	4,033
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36	7,000	5,168
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	10,000	7,625
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29	7,000	5,355
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.450%	5/1/09 LOC	10,600	10,600
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15	6,680	3,099
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09 (Prere.)	1,475	1,532
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09 (Prere.)	1,000	1,039
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36	2,500	1,499
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (1)	50,000	42,768
Miami-Dade County FL Aviation—Miami International Airport	5.125%	10/1/24 (1)	18,575	17,416
Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/38 (11)	8,770	7,172
Miami-Dade County FL School Board COP	5.250%	10/1/18 (1)	7,915	8,181
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	20,000	18,073
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,190	1,215

Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,048
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	819
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	675
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12	6,000	5,719
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32	1,200	737
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38	1,500	877
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10	190	189
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26	3,000	2,489
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,651
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)(ETM)	2,340	2,687
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)	7,220	7,991
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)(ETM)	2,060	2,458
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)	6,440	7,300
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/24 (13)	3,500	3,573
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11	2,245	1,368
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	8,700	8,770
St. Petersburg FL Health Fac. Auth. Rev. (All Childrens Hosp.)	6.500%	11/15/39	8,000	8,066
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	15,193
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (1)	1,180	1,327
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (1)	1,720	1,942
				382,997
Georgia (1.4%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	10,000	10,009
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	6,000	6,355

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	5,000	4,680
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,215
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	4,921
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34	2,000	1,325
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,515
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	95	112
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	4,060	4,690
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	845	1,022
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18	5,000	4,582
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	15,000	13,449
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28	12,195	9,384
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30	4,000	3,063
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39	6,000	4,425
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27	3,000	2,135
				79,882
Guam (0.5%)
Guam Govt. GO	5.000%	11/15/23	4,500	3,336
Guam Govt. GO	5.125%	11/15/27	7,400	5,305
Guam Govt. GO	5.250%	11/15/37	22,400	15,103
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25	2,000	1,636
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35	5,000	3,963
				29,343
Hawaii (0.7%)
Hawaii Dept. of Budget & Finance Surplus Purpose Rev.	8.000%	11/15/33	8,750	8,042
Honolulu HI City & County GO	5.250%	7/1/12 (1)	4,950	5,501
Honolulu HI City & County GO	5.000%	7/1/22 (1)	3,000	3,174
Honolulu HI City & County GO	5.000%	4/1/26	6,830	7,145
Honolulu HI City & County GO	5.000%	4/1/27	12,100	12,550
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/17 (1)	6,000	4,295
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/18 (1)	2,000	1,349
				42,056
Idaho (0.3%)
Idaho Housing & Finance Assn.	5.000%	7/15/23	8,430	8,781
Idaho Housing & Finance Assn. RAN	5.000%	7/15/27	7,000	7,078
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29	3,100	2,911
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,113
				19,883
Illinois (3.5%)
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,795	8,448
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,445	8,079
Chicago IL GO	0.000%	1/1/26 (1)	2,755	2,657
Chicago IL GO	0.000%	1/1/27 (1)	2,630	2,525
Chicago IL GO	5.125%	1/1/29 (3)	6,730	6,734
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,575
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	4,855
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,244
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,612
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	7,998
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	5,245	6,050
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,981
Chicago IL Water Rev.	5.250%	11/1/38	15,000	15,011
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10	9,750	9,709
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14 (Prere.)	500	584
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	27,000	23,379
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37	19,000	14,017

Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	6,000	5,730
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	10,173
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	16,500	14,128
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	1,652
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	2,202
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,141
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,451
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	8,635	7,863
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (1)	10,000	10,021
				201,819
Indiana (2.0%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	17,535	13,398
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	25,771
Indiana Muni. Power Agency Rev.	6.000%	1/1/39	13,275	13,676
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	8,605	9,080

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17	13,500	12,087
	Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	23,912
2	Purdue Univ. Indiana Univ. Rev. TOB VRDO	2.500%	5/7/09	8,035	8,035
	Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	6,750	6,909
					112,868
Iowa (0.3%)
	Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34	25,000	17,142

Kansas (0.9%)
	Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26	2,000	1,478
	Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38	2,000	1,316
	Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11 (Prere.)	9,000	9,998
	Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11 (Prere.)	21,100	23,927
	Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26	700	572
	Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31	1,000	779
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	15,830	14,344
					52,414
Kentucky (1.1%)
	Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,002
	Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21 (2)	1,750	1,727
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (1)	7,500	8,150
	Kentucky Housing Corp. Rev.	5.250%	7/1/32	10,055	9,730
	Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,665
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/25	3,085	3,224
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26	1,940	2,009
	Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27	9,400	9,337
	Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	14,878
					63,722
Louisiana (1.8%)
	Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	4,979
	East Baton Rouge LA Sewer Commission Rev.	5.250%	2/1/39	7,500	7,322
	Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	9,300	9,332
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	39,000	28,392
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	6.750%	6/1/26 (12)	6,000	6,431
	New Orleans LA Aviation Board Rev.	6.000%	1/1/23 (12)	5,000	5,144
	Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	45,000	34,420
	Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	10,000	7,004
					103,024
Maine (0.3%)
	Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	7,589
1	Maine Health & Higher Educ. Fac. Auth. Rev.	5.000%	7/1/39	8,000	8,056
					15,645
Maryland (1.9%)
	Baltimore MD Special Obligation Rev.	7.000%	9/1/38	8,000	6,007
	Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	11,460	11,383
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	1,880
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	6,120

	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	1,056
	Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/13	10,000	8,787
	Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17	11,500	8,888
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	16,218
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,764
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,833
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,310
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,422
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	7,415
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Upper Chesapeake Hospital) VRDO	0.450%	5/1/09 LOC	8,880	8,880
	Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	331
	Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,383
					111,677
Massachusetts (2.6%)
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,013
	Massachusetts GO	5.000%	3/1/26	10,000	10,647
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38	29,850	23,145
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38	2,000	1,530
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	20,882
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12	6,000	6,002
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	4,395	4,502
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	14,888
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15 (1)	7,535	7,807

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)		14,000	14,589
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26 (4)		12,570	13,071
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)		10,000	10,188
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)		15,000	17,278
					146,542
Michigan (1.4%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12 (Prere.)		11,000	12,510
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)		4,500	4,972
Michigan GO	5.250%	9/15/26 (4)		12,000	12,056
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32		4,900	3,889
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		44,500	33,297
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48		9,775	5,717
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		10,000	6,997
					79,438
Minnesota (0.6%)
Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45		8,000	6,080
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28		4,500	3,999
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37		16,000	13,383
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32		8,250	8,585
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.750%	7/1/30		5,000	4,880
					36,927
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31	(10)	11,365	9,367

Missouri (1.6%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		9,000	6,786
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		6,500	5,886
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		6,500	5,976
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Mission Health System)	5.375%	11/15/16 (1)		7,000	7,000
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/25		7,935	8,568
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37		9,855	10,142
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38		4,210	4,280
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38		8,055	8,045
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28 (1)		5,000	4,167
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27 (1)		10,000	9,161
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28 (1)		10,000	9,085
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29 (1)		6,000	5,399
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37		11,000	7,040
					91,535
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37		5,555	5,651

Nebraska (0.2%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,974
Nebraska Public Power Dist. Rev.	5.000%	1/1/38	6,500	6,421
				12,395
Nevada (0.6%)
Clark County NV School Dist. GO	5.000%	6/15/25	10,000	9,901
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,750	10,235
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (1)	10,000	10,376
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20	3,435	2,834
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27	3,785	2,893
				36,239
New Jersey (4.8%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,027
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,510
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19	2,000	1,713
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29	7,500	5,734
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	10,000	7,843
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	2,000	1,567
New Jersey COP	5.250%	6/15/27	5,000	5,011
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,355
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,212
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	14,769
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	4,549
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill—DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,698
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15	825	775
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25	710	548
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37	1,230	858

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	18,863
	New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	6,778
	New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12	14,000	12,215
	New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38	3,395	3,467
	New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	6,500	6,624
1	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	6,700	6,537
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	1,700	1,879
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	1,685	1,878
	New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,081
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	14,000	15,229
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)(2)	14,000	15,456
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (1)	10,000	11,031
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	30,000	11,743
	New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28	20,000	21,117
	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	21,495	15,354
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	5,000	5,026
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	8,575	7,204
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	46,750	30,574
					274,225
New Mexico (1.1%)
	New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,229
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,667
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	30,146
	New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38	8,525	8,515
	New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39	6,210	6,120
					64,677
New York (7.7%)
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,303
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	3,952
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,722
	Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (1)	16,500	12,492
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	9,272
	Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/22	10,000	10,803
	Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/24	5,000	5,318
	Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35	10,500	9,955
	Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	12,205	11,785
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	9,000	11,078
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,154
	Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	17,262
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,524
	Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27	2,500	1,991
	Nassau County NY IDA Continuing Care Retirement Rev.	6.700%	1/1/43	9,000	6,660
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/26 (12)	5,000	1,821
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/27 (12)	4,195	1,412
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/28 (12)	4,200	1,315
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	8,500	6,964
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	3,250	3,109
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	3,500	3,297

New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	4,500	4,199
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	4,000	3,689
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	31,000	23,183
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35 (1)	24,635	24,688
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38	11,250	10,231
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	10,000	9,536
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	2,105	2,170
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,601
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,791
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	6,750	6,946
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,657
New York State Dormitory Auth. Rev. Non State Supported Debt
(Long Island Jewish Obligated Group)	1.514%	5/1/18	23,185	16,299
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24	4,250	3,392
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37	8,750	6,467
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (1)	7,085	7,112
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11 (1)	6,375	6,393
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12 (1)	8,010	8,030
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,572
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	5,000	5,085
New York State Urban Dev. Corp. Rev.	5.000%	1/1/22	10,410	10,765
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	15,033
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	11,612

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	2,759
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35	25,000	25,101
Suffolk NY TOB Asset Securitization Corp. Rev.	5.375%	6/1/28	6,500	4,793
Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44	4,500	2,765
Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48	3,500	2,546
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10	2,350	2,448
Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	6,562
Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	4,255
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	9,893
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	16,472
				445,234
North Carolina (2.1%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	8,000	7,544
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	3.470%	5/7/09 (4)	5,100	5,100
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	17,455	18,424
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,325
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,300
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,090
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,047
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38	3,670	3,702
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38	8,545	8,497
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35	9,500	6,122
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,367
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	16,467
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,326
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	724
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	4,500	3,617
North Carolina Medical Care Comm. Health Care Fac. Rev. (WakeMed)	5.625%	10/1/38 (12)	2,455	2,492
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,128
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,145
North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	13,470
North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32	3,500	2,036
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (1)	3,500	3,853
				121,776
Northern Mariana Islands (0.2%)
Northern Mariana Islands GO	7.375%	6/1/10 (Prere.)	10,500	11,266

Ohio (3.1%)
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron General Health) VRDO	0.400%	5/7/09 LOC	8,400	8,400
American Muni. Power Ohio Inc.	5.000%	2/15/38	17,000	16,494
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12	27,000	26,181
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	7,000	6,790

	Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37	50,000	20,314
2	Cincinnati OH City School Dist. GO TOB VRDO	2.750%	5/7/09 LOC	6,500	6,500
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	3,959
	Ohio Air Quality Dev. Auth. PCR PUT	4.850%	5/1/12 (1)	13,500	13,592
	Ohio Common Schools GO	4.500%	9/15/25	13,700	13,899
	Ohio GO	4.500%	9/15/22 (1)	2,030	2,115
	Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32	3,595	3,670
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41	15,750	14,545
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46	16,000	12,647
2	Ohio Water Dev. Auth. Rev. TOB VRDO	2.500%	5/7/09	3,980	3,980
	Ross County OH Hosp. Fac. Rev. (Adena Health System)	5.750%	12/1/35	7,000	6,662
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38	6,500	5,868
	Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13	14,750	14,693
					180,309
Oklahoma (0.8%)
	Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25	2,000	1,460
	Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38	7,500	4,759
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	5,490	5,459
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	3,930	3,960
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	5,510	5,351
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	8,375	8,174
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,506
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,743
	Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38	4,500	4,787
					43,199

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21	4,900	4,995
Oregon State Dept. Administrative Services	5.250%	4/1/25	11,040	11,794
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,489
				18,278
Pennsylvania (4.4%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,179
Bucks County PA IDA Retirement Community Rev. (Ann’s Choice)	6.250%	1/1/35	3,000	2,026
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	15,000	15,455
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23	16,260	17,253
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26	1,250	1,060
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30	1,000	819
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40	2,750	2,173
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20	1,000	748
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26	500	329
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/22	3,000	2,417
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	5,000	4,114
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	6,500	5,261
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	5,653
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,231
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	8,685
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36	10,000	9,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.250%	5/7/09 (4)	40,000	40,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,637
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/22 (12)	6,070	6,468
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	9,550	9,899
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	10,040	10,328
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27 (12)	6,865	7,001
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22 (1)	10,000	9,774
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,947
Philadelphia PA School Dist. GO	6.000%	9/1/38	13,000	13,741
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (1)	21,500	23,545
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	1.495%	12/1/17	35,945	25,494
				252,437
Puerto Rico (4.2%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24	25,000	19,401
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33	15,000	13,555
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	18,820	17,384
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/39 (3)	20,000	16,351
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24 (2)	13,000	12,100

	Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	24,091
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	365	414
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	17,200	19,610
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14 (Prere.)	17,040	19,531
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,385	19,635
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	31,974
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	33,707
	Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	2,404
	Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	251,000	8,318
					238,475
South Carolina (3.2%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,000
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	22,511
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	10,961
	Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25	5,000	5,092
	Greenville County SC School Dist. GO	5.000%	12/1/27	25,000	24,969
	Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	12,311
	Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,630	923
	Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32	28,000	24,025
	Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19	14,565	15,035
	Richland County SC (International Paper)	6.100%	4/1/23	12,750	10,208
	South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,092
	South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	726
	South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	589
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	21,764
1	South Carolina Jobs Econ. Dev. Auth. Rev. (Anmed Health)	5.500%	2/1/38 (12)	5,000	4,859
	South Carolina Public Service Auth. Rev.	5.500%	1/1/38	15,000	15,745
					181,810

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tennessee (3.0%)
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38	6,650	6,552
	Memphis TN Electric System Rev.	5.000%	12/1/16 (1)	40,000	43,296
	Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,467
	Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,694
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	23,355
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	30,495	27,482
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	22,200
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	8,483
	Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37	12,985	13,224
	Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37	17,220	17,314
					174,067
Texas (6.7%)
1	Beaumont TX Independent School Dist. School Building	5.000%	2/15/34 (12)	2,000	1,972
1	Beaumont TX Independent School Dist. School Building	5.000%	2/15/38 (12)	1,600	1,564
	Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27	1,000	674
	Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33	760	477
	Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28	10,000	7,550
	Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33	15,000	11,400
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30	6,920	7,162
	Harris County TX GO	0.000%	10/1/13 (1)	9,630	8,695
	Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	2,025	2,100
	Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	245	256
	Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (1)(Prere.)	13,985	14,859
	Houston TX Util. System Rev.	5.500%	11/15/26 (12)	12,010	12,752
	Houston TX Util. System Rev.	5.500%	11/15/27 (12)	11,415	12,008
	Houston TX Water & Sewer System Rev.	0.000%	12/1/11 (2)	14,810	14,125
	Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	26,000	24,070
	Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor)	6.950%	4/1/30	12,350	11,442
	Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor)	6.375%	4/1/27	11,970	12,000
	Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27	7,500	6,778
	Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25	2,100	1,523
	Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35	3,195	2,127
	Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	3,552
	North Texas Tollway Auth. Rev.	6.125%	1/1/31	7,000	7,016
	North Texas Tollway Auth. Rev.	5.625%	1/1/33	31,145	30,367
	North Texas Tollway Auth. Rev.	5.750%	1/1/38	32,000	30,037
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,460	2,716
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28	4,000	3,872
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39	7,920	7,919
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.584%	9/15/17	40,000	30,050
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	7,026
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	18,222
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	18,002
	Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	280	224
	Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	58,660	39,978
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,098

Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/26	6,865	7,085
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/27	6,125	6,268
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,829
Texas Water Finance Assistance GO	5.750%	8/1/31	1,745	1,802
				384,597
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20	11,000	11,369
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22	18,960	19,389
				30,758
Virgin Islands (0.7%)
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09	3,065	3,088
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13	11,000	10,753
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18	19,000	17,010
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,130
				40,981
Virginia (1.7%)
Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31	1,250	895
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31	5,440	4,495
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32	475	397
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28	13,219	9,901
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	3,278
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	3,375	2,504
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	3,488

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	361
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/30	6,735	6,635
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	14,500	15,059
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18	515	516
Richmond VA Public Util. Rev.	5.000%	1/15/35	5,000	5,080
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	34,500	30,160
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,545
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	3,986
98,300
Washington (1.3%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	19,172
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	10,838
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	18,065
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,967
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38 (4)	9,900	9,729
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	10,000	9,730
74,501
West Virginia (1.0%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22	20,000	19,283
Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37	10,000	8,167
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	10,225
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.450%	5/1/09 LOC	19,025	19,025
56,700
Wisconsin (0.8%)
Wisconsin GO	5.000%	5/1/26	5,380	5,589
Wisconsin GO	6.000%	5/1/27	17,000	18,105
Wisconsin GO	6.250%	5/1/37	20,000	21,619
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	2,480
47,793
Total Tax-Exempt Municipal Bonds (Cost $6,026,735)	5,607,631

Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
3	Vanguard Municipal Cash Management Fund (Cost $63,221)	0.596%	63,221,110	63,221
Total Investments (98.6%) (Cost $6,089,956)	5,670,852
Other Assets and Liabilities (1.4%)
Other Assets	180,068
Liabilities	(99,128)
80,940
Net Assets (100%)	5,751,792

High-Yield Tax-Exempt Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,364,226
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(193,330)
Unrealized Appreciation (Depreciation)	(419,104)
Net Assets	5,751,792

Investor Shares—Net Assets
Applicable to 178,407,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,714,766
Net Asset Value Per Share—Investor Shares	$9.61

Admiral Shares—Net Assets
Applicable to 420,020,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,037,026
Net Asset Value Per Share—Admiral Shares	$9.61

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2009.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $18,515,000, representing 0.3% of net assets.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

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Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference;

and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.